SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITES                                   / /
   ACT OF 1933 (File No. 2-39663)

Pre-effective Amendment No.                                                  / /
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Post-Effective Amendment No. 49                                              /x/
                             --
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT                                  /x/
   COMPANY ACT OF 1940 (File No. 811-2168)

Amendment No. 29                                                             / /
              --
(Check appropriate box or boxes)

                            ACTIVA MUTUAL FUND TRUST

               (Exact Name of Registrant as Specified in Charter)
2905 Lucerne Dr SE, Suite 200, Grand Rapids, Michigan         49546-7116
(Address of Principal Executive Office)                      (Zip Code)

       Registrant's Telephone Number, including Area Code: (616) 787-6288

                   James J. Rosloniec, President and Treasurer
                               Activa Mutual Fund
                         2905 Lucerne Dr, SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
       ------
/x/ 60 days after filing pursuant to paragraph (a) (1)
/ / on (date) pursuant to paragraph (a) (1)
/ / 75 days after filing pursuant to paragraph (a) (2)
/ / on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Exhibit Index begins on Page C-1.

                               ACTIVA MUTUAL FUND
                                    FORM N-1A

                                     PART A

                Information Required in a Prospectus for Class A

                            ACTIVA MUTUAL FUNDS LOGO
ACTIVA MUTUAL FUNDS
2905 LUCERNE SE, SUITE 200                                          PROSPECTUS
GRAND RAPIDS MICHIGAN 49546
(616) 787-6288                                             ACTIVA MUTUAL FUNDS.
(800) 346-2670

Contents                                      Page


Facts at a Glance                                          ACTIVA MONEY MARKET FUND
Activa Money Market Fund                                   Sub-Adviser: JP Morgan Investment
Activa Intermediate Bond Fund                                        Management Inc.
Activa Value Fund                                          ACTIVA INTERMEDIATE BOND FUND
Activa Growth Fund                                           Sub-Adviser: Van Kampen Management Inc.
                                                           ACTIVA VALUE FUND
Activa International Fund                                    Sub-Adviser: Wellington Management Co. LLP
Expenses
Organization and Management                                ACTIVA GROWTH FUND
   Organization of the Funds                                 Sub-Adviser: State Street Research &
   Investment Management                                             Management Company
   The Sub-Advisers                                        ACTIVA INTERNATIONAL FUND
   Fundamental Investment Policies                           Sub-Adviser: Nicholas-Applegate Capital
   Pricing of Fund Shares                                            Management
   Purchase of Fund Shares
   How Shares are Redeemed                                 A  selection  of stock,  bond,  and money  market
   Exchange Privilege                                   funds, managed by professional  advisers,  which are
   Additional Account Policies                          designed  to help  investors  meet  their  financial
   Internet Address                                     goals.
   Retirement Plans                                        As with all  mutual  funds,  the  Securities  and
   Dividend & Capital Gain                              Exchange  Commission has not approved or disapproved
      Distributions to Shareholders                     these  securities  or passed  upon the  accuracy  of
   Tax Consequences                                     this   Prospectus.   Any   representation   to   the
   Distribution Plan                                    contrary is a criminal offense.
   Shareholder Inquiries
Sub-Advisers Historical
   Performance
Risk Factors and Special Consideration
   General Investment Risks
       and Considerations
   International Investment Risks
       and Considerations
   General Fixed Income
      Securities Risks
   Other Risks
Financial Highlights


                 The date of this Prospectus is April 29, 2000.


Printed in U.S.A.

                               ACTIVA MUTUAL FUNDS

                                FACTS AT A GLANCE

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   Each of the five Activa mutual funds (the "Funds") seeks a high return over time consistent with its particular investment strategy and level of potential risk. There is no assurance the funds will achieve their objective.

STRATEGIES AND RISKS/REWARD
--------------------------------------------------------------------------------
   Activa Money Market Fund. A money market fund which seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund invests in high quality money market securities. Risk/Reward. Lowest potential risk and reward.
   Activa Intermediate Bond Fund. A bond fund which seeks as high a level of income as is consistent with moderate risk of capital and maintenance of liquidity. The Fund invests primarily in marketable debt securities. Risk/Reward. Potential for moderate to high income with commensurate share price fluctuation.
   Activa Value Fund. A stock fund which seeks long-term growth of capital. The Fund invests primarily in stocks believed by the Fund to be undervalued by the marketplace with above-average potential for capital appreciation. Risk/Reward. Lower risk than a fund investing in growth stocks, but greater risk than a bond fund.
   Activa Growth Fund. A stock fund which seeks long-term growth of capital appreciation. The Fund invests primarily in stocks believed by the Fund to have long-term growth potential. Risk/Reward. Lower risk than an international fund, but greater than a value fund.
   Activa International Fund. A stock fund which seeks maximum long-term capital appreciation. The Fund invests primarily in common stocks of non-U.S. companies which the Fund believes have the potential for above-average growth of earnings. Risk/Reward. The Fund's share price will fluctuate with changes in market, economic, and foreign currency exchange conditions. High potential risk and reward.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------
   Activa Asset Management, LLC is responsible for the overall administration and management of each fund. Day-to-day decisions with respect to the purchase and sale of securities are made by each Fund's Sub-Adviser. The Sub-Advisers have been selected by Activa Asset Management, Inc. and the Board of Trustees of each Fund.

                               ACTIVA MUTUAL FUNDS

                            ACTIVA MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
   The Fund invests in a broad spectrum of high-quality U.S. dollar-denominated money market securities. The Fund's investments may include obligations issued by the U.S. Treasury, government agencies, domestic and foreign banks and corporations, foreign governments, repurchase agreements, as well as asset-backed securities, taxable municipal obligations, and other money market instruments. The average weighted maturity of the securities held by the fund will not exceed 90 days.
   The Fund's Sub-Adviser, J.P. Morgan Investment Management Inc., analyzes a range of factors, including current yields, economic forecasts, and anticipated fiscal and monetary policies, in order to establish the desired dollar weighted average maturity for the Fund. Investments are made across differenct sectors for diversification and to take advantage of yield spreads.

RISK FACTORS
--------------------------------------------------------------------------------
   Like any investment, an investment in the Fund is subject to risk. For example, the issuer or guarantor of a portfolio security could default on its obligation. Or an unexpected rise in interest rates could lead to a loss in share price. To the extent that the fund invests in foreign securities, the Fund could lose money because of foreign government actions, political instability, or lack of adequate and accurate information. For additional information regarding risk factors, please see "Risk and Special Considerations" starting on page xx.
   An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                          ACTIVA INTERMEDIATE BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Fund seeks as high a level of current income as is consistent with moderate risk of capital and maintenance of liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
   The Fund invests primarily in investment-grade debt securities, including U.S. Government and agency securities, corporate bonds, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. The average maturity of securities held by the Fund is expected to be three to ten years.
   The Fund's Sub-Adviser, Van Kampen Management Inc., analyzes of a range of factors, including current yields, economic forecasts, and anticipated fiscal and monetary policies, in order to establish the desired average maturity for the Fund. Investments are made across different sectors for diversification and to take advantage of yield spreads.

RISK FACTORS
--------------------------------------------------------------------------------
   Like any investment, an investment in the Fund is subject to risk. For example, the issuer of a portfolio security could default on its obligation. Or an unexpected rise in interest rates could lead to a loss in share price. For additional information regarding risk factors, please see "Risk and Special Considerations" starting on page xx.
   An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               ACTIVA MUTUAL FUNDS

                                ACTIVA VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Fund seeks maximum long-term capital appreciation. Income, while a factor in portfolio selection, is secondary to the Fund's principal objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
   The Fund invests primarily in common stocks of large and medium-size U.S. companies which the Fund's Sub-Adviser believes are undervalued by the marketplace.
   The Fund's Sub-Adviser, Wellington Management Company, LLP, implements the construction of the Fund's portfolio based upon the analysis and input of the firm's industry analysts. These analysts often spend their entire careers covering a single industry. Their in-depth knowledge and broad perspective makes them well positioned to recognize change early, enabling them to identify companies which appear to have potential for long-term growth, but which are trading at low valuations relative to intrinsic worth and/or historical market levels. Such stocks are typically called "value stocks". Diversification is achieved by investing in a number of different industries and companies.

RISK FACTORS
--------------------------------------------------------------------------------
   Like any investment, an investment in the Fund is subject to risk. The value of the Fund's investments will vary from day to day in response to the activities of individual companies and general market and economic conditions. While investments are selected which the Sub-Adviser believes have potential for long-term appreciation, their value could decline. For further information about risk factors, please see "Risk Factors and Special Considerations" starting on page 12.

PAST PERFORMANCE
--------------------------------------------------------------------------------
   The two tables below show the Fund's annual returns and its long-term performance. The first table provides indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The second compares the Fund's performance over time to that of the Standard and Poor's 500 Stock Index ("S&P 500" and the Russell 1000 Value Index ("Value Index").
   As with all mutual funds, past performance is not a prediction of future results.

YEAR-TO-YEAR PERFORMANCE
--------------------------------------------------------------------------------

                         Chart and Bar Table Disclosure


                            Year-by-Year Performance
                           Exclusive of Sales Charges

1990       1.01%
1991      41.81%
1992       1.77%
1993      10.85%
1994      -5.87%
1995      30.55%
1996      23.18%
1997      22.47%
1998      10.17%
1999      -6.70%

During the periods shown in the chart, the Fund's highest return for a quarter was 20.53% (quarter ending March 31, 1991), and the Fund's lowest return for a quarter was -14.60% (quarter ending September 30, 1999). * Wellington Management Company, LLP, has been the Fund's Sub-Adviser since December 30, 1999.

                                         Average Annual Return For
                                        The Periods Ended December 31, 1999*
                                                                       ----

                                     PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
         ACTIVA VALUE FUND              -6.70%         15.15%          11.90%
                                        -----          -----           -----
         RUSSELL 1000 VALUE*             7.35%         28.54%          15.60%
                                         ----          -----           -----
         S&P 500*                       21.04%         28.54%          18.20%
                                        -----          -----           -----

*The S&P 500 Index represents an unmanaged index generally representative of the U.S. stock market. The Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies, which is compiled independently by the Frank Russell Companies. Neither index is impacted by Fund operating expenses.

                               ACTIVA GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Fund seeks long-term growth of capital.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
   The Fund invests primarily in stocks believed by the investment manager to have long-term growth potential. In selecting stocks, the Fund's Sub-Adviser, State Street Research & Management Company, seeks to identify large capitalization stocks with sustainable above average earnings growth, competitive advantages and leadership positions. Generally, the Fund invests in a diversified portfolio of stocks, consistent with the Sub-Adviser's general outlook and fundamental research on particular companies. Diversification is achieved by investing in a number of different industries and companies. Additionally, the Fund attempts to manage risk by employing fundamental and quantitative analysis. While the Fund emphasizes established companies, it may also invest in other types of companies.

RISK FACTORS
--------------------------------------------------------------------------------
   Like any investment, an investment in the Fund is subject to risk. The value of the Fund's investments will vary from day to day in response to the activities of individual companies and general market and economic conditions. While investments are selected which the Sub-Adviser believes have long-term growth potential, their value could decline. For further information about risk factors, please see "Risk Factors and Special Considerations" starting on page 12.

                            ACTIVA INTERNATIONAL FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Fund seeks maximum long-term capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
   The Fund invests primarily in common stocks of large and medium-sized non-U.S. companies which the Fund believes have the potential for above-average growth of earnings.
   The Fund's Sub-Adviser, Nicholas-Applegate Capital Management, analyzes the financial conditions and competitiveness of individual companies worldwide. The Sub-Adviser uses a blend of fundamental and computer-assisted research to uncover signs of positive business developments which are not fully reflected in a company's stock price. Diversification is achieved by investing in a number of different countries, industries, and companies.

RISK FACTORS
--------------------------------------------------------------------------------
   Like any investment, an investment in the Fund is subject to risk. The value of the Fund's investments will vary from day to day in response to the activities of individual companies and general market and economic conditions. Investments in international stocks are subject to certain additional risks, including changing currency values, different political and regulatory environments, and other market and economic factors in the countries where the Fund invests. While investments are selected which the Sub-Adviser believes have long-term rowth potential, their value could decline. For further information about risk factors, please see "Risk Factors and Special Considerations" starting on page 12.

                                    EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF EACH OF THE FUNDS.

Shareholder Transaction Expenses (Fees Paid Directly from Your Investment) for each Fund.
         Maximum Sales Charge Imposed on Purchases                      None

         Maximum Deferred Sales Charge                                  None
         Maximum Sales Charge Imposed on                                None
         Reinvested Dividends
         Exchange Fee                                                   None

                 Annual Fund Operating Expenses Paid by the Fund
                                      Money Market      Bond      Value   Growth    International
   Management Fees                        0.39%         0.34%     0.55%    0.69%        0.83%
                                          ----          ----      ----     ----         ----
   Distribution & Service (12b-1) Fees    0.00%         0.15%     0.22%    0.15%        0.15%
                                          ----          ----      ----                  ----
   Other Expenses                         0.26%         0.23%     0.35%    0.44%        0.43%
                                          ----          ----      ----     ----         ----
                                          0.65%         0.72%     1.12%    1.28%        1.41%
                                          ----          ----      ----     ----         ----

     Total Fund Operating Expenses for all Funds, other than the Value Fund, are based upon estimated total annualized expenses to be incurred by each of the Funds for the year ended December 31, 2000. The Value Fund Operating Expenses are based upon total expenses incurred by the Fund for Class A for the year ended December 31, 1999. Adjustments have been made to reflect the Trust's 12b-1 distribution plan which allows a maximum annual rate of 0.25 of 1% of the average daily net assets of each Fund. The maximum amount presently authorized by the Trustees is 0.15 of 1% for each Fund except the Money Market Fund. Also, the advisory fee has been adjusted to reflect the new fee approved by the Trustees and shareholders effective September 1, 1999.
     The following example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                       1 Year            3 Years           5 Years          10 Years
                                       ------            -------           -------          --------
   Money Market Fund                   $65.40           $204.86           $356.76          $798.38
                                        -----            ------            ------           ------
   Bond Fund                            73.54            230.20            400.56           894.49
   Value Fund                          114.17            355.98            616.92          1363.17
                                       ------            ------            ------          -------
   Growth Fund                         130.38            102.70            699.07          1542.02
                                       ------            ------            ------          -------
   International Fund                 $143.53           $446.24           $771.07         $1690.84

                     ORGANIZATION AND MANAGEMENT

ORGANIZATION OF THE FUNDS
--------------------------------------------------------------------------------
   Each Fund is a series of Activa Mutual Fund Trust, a Delaware business trust. The Funds are governed by a Board of Trustees, which meets regularly to review the Funds' investments, performance, expenses, and other business affairs. The policy of each Fund is that a majority of Board members will be independent of the Fund's Investment Adviser and Sub-Advisers.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------
   Activa Asset Management LLC ("Activa") serves as the Investment Adviser of each Fund. Activa's offices are located at 2905 Lucerne SE, SUITE 200, Grand Rapids, Michigan 49546. Subject to the direction of the Board of Trustees, Activa provides overall investment strategy for each Fund and furnishes all office space, facilities, equipment and personnel which is necessary for servicing the investments of the Funds.
   Activa, together with the Board of Trustees, is responsible for selecting one or more Sub-Advisers for each Fund. The Sub-Advisers furnish investment advice and manage on a regular basis the investment portfolio of each Fund. The Sub-Advisers make investment decisions on behalf of the Funds and place all orders for the purchase or sale of portfolio securities. The Sub-Advisers are employed by Activa and Activa, not the Funds, is responsible for paying their fees.
   Activa monitors and evaluates the investment performance of each Sub-Adviser. If Activa believes it is in a Fund's best interests, Activa may recommend that the Fund change Sub-Advisers or retain additional Sub-Advisers. Any such action must be approved by the Fund's Trustees, including a majority of the Fund's Independent Trustees. Such action would not require approval of the Fund's shareholders. However, if a Fund hires new or additional Sub-Advisers, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days. Additional information about the selection of Sub-Advisers is contained in the Statement of Additional Information.
   Activa has ultimate responsibility for the investment performance of the Funds due to its responsibility, subject to oversight by the Board of Trustees, to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

THE SUB-ADVISERS
--------------------------------------------------------------------------------
   The Sub-Adviser of Activa Money Market Fund is J.P. Morgan Investment Management Inc., New York, New York. The Sub-Adviser is a subsidiary of J.P. Morgan & Co., Incorporated ("J.P. Morgan"). J.P. Morgan, through the Sub-Adviser and other subsidiaries, currently manages approximately $349 billion for individual and institutional investors. A team of portfolio managers and traders of the Sub-Adviser are responsible for the day-to-day management of Activa Money Market Fund.

   The Sub-Adviser of Activa Intermediate Bond Fund is Van Kampen Management Inc., a wholly-owned subsidiary of Van Kampen Investments Inc. of Oakbrook Terrace, Illinois. Together with its affiliates, Van Kampen Management Inc. currently manages and/or supervises over $75 billion for institutional and individual investors. A team of officers of the Sub-Adviser is responsible for the day-to-day management of Activa Intermediate Bond Fund.
   The Sub-Adviser of Activa Value Fund is Wellington Management Company, LLP, Boston, Massachusetts. Wellington Management currently manages over $230 billion for institutional and individual investors. Doris Dwyer Chu, Vice President, is primarily responsible for the day-to-day management of Activa Value Fund. Ms. Chu joined Wellington Management in 1998. she was previously a partner and portfolio manager with Grantham, Mayo, Van Otterloo & Company (1985-1998).
   The Sub-Adviser of Activa Growth Fund is State Street Research & Management Company, Boston, Massachusetts. State Street Research currently manages over $50 billion for individual and institutional investors. The Large Cap Growth Team of State Street Research is responsible for the day-to-day management of Activa Growth Fund.
   The Sub-Adviser of Activa International Fund is Nicholas-Applegate Capital Management, San Diego, California. Nicholas-Applegate currently manages over $30 billion for individual and institutional investors. The International/Global management team of Nicholas-Applegate is responsible for the day-to-day management of Activa International Fund.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------
   The fundamental investment policies contained in each Fund's Statement of Additional Information and the investment objective of each Fund may not be changed without a shareholder vote. The Board of Trustees of each Fund may change any other policies or investment strategies.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
   The net asset value of each Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   Each Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment for each Fund is $500 or more. Additional investments of $50 or more can be made at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Asset Management LLC" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 48546. Third party checks will not be accepted.
   All purchases will be made at the Net Asset Value per share next calculated after the Fund receives your investment and application in proper form.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.

BY MAIL:
-------
   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne S.E., Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, limited liability companies, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:
---------
   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming by the telephone and telegram exchange and cannot be in certificate form unless the certificate is tendered with the request for redemption. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.
   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:
----------------------
   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 30 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.
   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.
   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
   Shares of each Fund may be exchanged for shares of any other Activa Fund.
   The Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund.

In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.

ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------
   If the value of your Fund account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 or close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record. The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.

INTERNET ADDRESS
--------------------------------------------------------------------------------
Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.

RETIREMENT PLANS
--------------------------------------------------------------------------------
   The Fund sponsors a prototype Profit-Sharing Trust and Individual Retirement Accounts. Persons interested in additional information regarding these plans should contact the Fund.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
   Each Fund distributes substantially all of its net investment income and capital gains to shareholders each year.
   All distributions may be received in cash or reinvested in additional shares of the Fund at their net asset value at the time of distribution. This election can be changed at any time by requesting a change in writing, signed by all account owners.

TAX CONSEQUENCES
--------------------------------------------------------------------------------
   The Fund will make distributions of ordinary income and capital gains that will be taxable to shareholders, and subsequently, relieve the Fund of all federal income taxes. Distributions may be taxable at different rateS depending on the length of time the Fund holds its assets. Distributions, whether in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. Shareholders will receive a statement (Form 1099-DIV) annually informing them of the amount of the income and capital gains which have been distributed by the Fund during the calendar year.
   Shareholders may realize a capital gain or loss when shares are redeemed or exchanged. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.
   The tax information in this prospectus is provided as general information and will not apply to you if you are investing in a tax-deferred account such as an IRA. You should consult your tax adviser about the tax consequences of an investment in the Fund.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------
   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Adviser provides shareholder services and services in connection with the sale and distribution of the Fund's shares and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. The maximum amount presently authorized by the Fund's Board of Trustees is 0.15 of 1% of the average daily net assets of each Fund except the Money Market Fund. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
    Amounts received by the Adviser pursuant to the Distribution Plan may be retained by the Adviser as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.

SHAREHOLDER INQUIRIES
--------------------------------------------------------------------------------
   Shareholder inquiries regarding each Fund should be directed to the Fund by writing or telephoning the Fund at the address or telephone number indicated on the back cover of the Prospectus.

SUB-ADVISERS HISTORICAL PERFORMANCE
--------------------------------------------------------------------------------
   The following tables set forth historical performance information for the Sub-Adviser for each Fund. The performance information for each Sub-Adviser, other than the Sub-Adviser of Activa Money Market Fund, is based upon the performance of a composite of accounts managed by each of the Sub-Advisers which have substantially equivalent investment objectives, policies, strategies and restrictions as each of the respective Funds. The performance information for the Sub-Adviser of Activa Money Market Fund represents the performance of a money market fund managed by the Sub-Adviser which has substantially equivalent investment objectives, policies, strategies and restrictions as the Activa Money Market Fund. All performance information has been adjusted to reflect the expenses which are expected to be borne by the investors in each of the Activa Funds.
   All information set forth in the tables relies on data supplied by each respective Sub-Adviser, or from statistical services, reports or other sources believed by each Sub-Adviser to be reliable. However, such information has not been verified and is unaudited. The historical performance information is that of the Sub-Advisers, not the Activa Funds, and the performance of the Funds may differ materially from the results shown below.

                                                     Average Annual Returns for
                                                     The Periods Ended December 31, 1999*
                                                                                    -----
                                                 Past 1 Year         Past 5 Years           Past 10 Years
JP Morgan Investment Management Inc.                  4.59%                4.75%                   5.21%
                                                      ----                 ----                    ----
IBC First Tier Money Fund Average**                   4.48%                4.94%                     N/A
                                                      ----                 ----

Van Kampen Management Inc.                           -1.26%                7.30%                   7.33%
                                                     -----                 ----                    ----
Lehman Brother Aggregate Bond Index**                -0.82%                7.73%                   7.68%
                                                     -----                 ----                    ----

Wellington Management Company, LLP                   12.13%               N/A***                     N/A
                                                     -----                ------                     ---
Russell 1000 Value**                                  7.35%               23.07%                  15.60%
                                                      ----                -----                   -----
S&P 500**                                            21.00%               28.60%                  18.20%
                                                     -----                -----                   -----

State Street Research & Management Co.               20.12%               28.07%                  17.08%
                                                     -----                -----                   -----
S&P 500**                                            21.00%               28.60%                  18.20%
                                                     -----                                        -----

Nicholas-Applegate Capital Management                67.89%               27.51%                     N/A
                                                     -----                -----
MSCI EAFE**                                          27.22%               12.98%                   7.08%
                                                     -----                -----                    ----

*All Sub-Adviser performance information has been adjusted to reflect the expenses which are expected to be borne by the investors in each of the Activa Funds.

**IBC's first tier money fund average is an average of all major first tier money fund returns. The Lehman Brothers Aggregate Bond Index represents an unmanaged total return Index and includes U.S. Treasury and agency obligations, U.S. dollar denominated foreign obligations and U.S. investment grade corporate debt. The S&P 500 Index represents an unmanaged index generally representative of the U.S. stock market. The Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Companies. The MSCI EAFE (Morgan Stanley Capital International Europe, Australia and Far East Index) represents an unmanaged index of over 1000 foreign common stock prices. Indices are not impacted by Fund operating expenses

***Since inception on July 31, 1995, the average annual return for Wellington Management Company, LLP, for the past 4 years has been 20.77% vs. 27.50 for the S&P 500, and 18.83% for the Russell 1000 Value Index.

RISK FACTORS AND SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------
   GENERAL INVESTMENT RISKS. Information about the principal investment strategies and related risks for each of the Funds is set forth in this Prospectus. Additional information about each Fund's investment strategies and risks is contained in the Statement of Additional Information which may be obtained by writing or telephoning the Fund.
   STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.
   The Fund's Sub-Adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

   SECTOR RISKS. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the Sub-Adviser allocates more or less of the portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

INTERNATIONAL INVESTMENT RISKS AND CONSIDERATIONS
--------------------------------------------------------------------------------
   FOREIGN SECURITIES. All of the Funds, except the Intermediate Bond Fund, may invest in foreign securities as a non-principal strategy. The International Fund invests in foreign securities as a principal strategy.
   CURRENCY FLUCTUATIONS. When a Fund invests in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Fund in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of a Fund's investments. Also, a Fund may incur costs when converting from one currency to another.
   SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.
   The economies of foreign countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Fund.
   INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.
   DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exists, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time.
     Trading practices in certain foreign countries are also significantly different from those in the United Sates. Although brokerage commissions are generally higher than those in the U.S., the Sub-Advisers will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.
   CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.
   GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.
   FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are general subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

GENERAL FIXED INCOME SECURITIES RISKS
--------------------------------------------------------------------------------
   All of the Funds may invest in debt securities as a non-principal strategy. The Money Market and Intermediate Bond Funds invest in debt securities as a principal strategy. Fixed income securities are subject to the following risks:
   MARKET RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater affect on fixed income securities with longer durations.

   CREDIT RISK. Credit risk is the possibility that an issuer will default
(the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.
   Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.
   CALL RISK. Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
   LIQUIDITY RISKS. Fixed income securities that have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.
   FOREIGN RISKS. Foreign debt securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Debt securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign debt securities may be more volatile and less liquid than similar securities traded in the U.S.

OTHER RISKS
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS AND RISKS. Each Fund may enter into repurchase agreements as a non-principal investment strategy that is, the purchase by the Fund of a security that a seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Fund and its Sub-Advisers.
   TEMPORARY INVESTMENTS AND RISKS. Each Fund may, from time to time, invest all of its assets in short-term instruments when the Sub-Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in a Fund failing to achieve its investment objective.
   LENDING OF PORTFOLIO SECURITIES' RISK. In order to generate additional income, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to least 100% of the value of the securities loaned.
   There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
   DERIVATIVE TRANSACTIONS RISKS. Each of the Funds, except the Money Market Fund, may trade in derivative contracts to hedge portfolio holdings and for investment purposes. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.
   Futures contacts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified with the contract is made. Futures contracts traded in the over-the-counter markets are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.
   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manger to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent or market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.
   It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Sub-Advisers will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
   The following table presents financial highlights for the Activa Funds.
   The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BDO Seidman, whose report, along with the Value Fund's financial statements, are included in the Fund's annual report, which is available upon request.

ACTIVA Financial Highlights

                                                                  MONEY     INTERMEDIATE
                                                                 MARKET             BOND
                                                                 FUND**            FUND*            VALUE FUND - CLASS A
                                                             ----------       ----------         --------------------------
Per share outstanding throughout the year or
period ended December 31,                                          1999             1999           1999***             1998
                                                             ----------       ----------        ----------       ----------
Net Asset Value, beginning of period                               1.00            10.00              7.18             7.73
Income from investment operations:
   Net investment income (loss)                                    0.02             0.19              0.09             0.08
   Net realized and unrealized gains (losses)
     on securities                                                   --            (0.13)            (0.57)            0.68
                                                             ----------       ----------        ----------       ----------
Total from investment operations                                   0.02             0.06             (0.48)            0.76
Less Distributions:
   Dividends from net investment income                            0.02             0.19              0.09             0.08
   Dividends in excess of net investment income                      --               --                --               --
   Distributions from capital gains                                  --               --                --             1.23
                                                             ----------       ----------        ----------       ----------
Total Distributions                                                0.02             0.19              0.09             1.31
                                                             ----------       ----------        ----------       ----------
Net Asset Value, end of period                                     1.00             9.87              6.61             7.18
Total Return ****                                                  1.83%            0.63%            -6.70%           10.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                                   122,058,717      162,078,588       178,437,477      179,820,020
Ratio of expenses to average net assets*****                        0.6%             0.7%              1.1%             1.0%
Ratio of net income (loss) to average net assets                    5.4%             5.7%              1.2%             1.0%
Portfolio turnover rate                                             N/A             64.6%            144.5%           101.1%
Average commission rate paid per share for
  portfolio transactions                                            N/A              N/A            0.0481           0.0521

*    Period from August 30, 1999 (inception) to December 31, 1999

**   Period from August 19, 1999 (inception) to December 31, 1999

*** Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.

**** Total return does not reflect the effect of the sales charge in the years before 1998

***** Ratio includes fees paid with brokerage commissions for fiscal years ending after September 1, 1995; 1999 ratio includes a one time organization expense.

****** The inception date for Value Fund - Class R was 11/1/98

                                                                          VALUE FUND - CLASS A
                                                                -------------------------------------------
Per share outstanding throughout the year or
period ended December 31,                                           1997             1996              1995
                                                              ----------       ----------        ----------
Net Asset Value, beginning of period                                7.62             7.43              6.88
Income from investment operations:
   Net investment income (loss)                                     0.09             0.10              0.10
   Net realized and unrealized gains (losses)
     on securities                                                  1.62             1.59              1.98
                                                              ----------       ----------        ----------
Total from investment operations                                    1.71             1.69              2.08
Less Distributions:
   Dividends from net investment income                             0.10             0.09              0.11
   Dividends in excess of net investment income                       --               --                --
   Distributions from capital gains                                 1.50             1.41              1.42
                                                              ----------       ----------        ----------
Total Distributions                                                 1.60             1.50              1.53
                                                              ----------       ----------        ----------
Net Asset Value, end of period                                      7.73             7.62              7.43
Total Return ****                                                  22.50%           23.18%            30.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                                    139,163,575      113,327,402        77,248,295
Ratio of expenses to average net assets*****                         0.9%             1.0%              1.1%
Ratio of net income (loss) to average net assets                     1.1%             1.2%              1.2%
Portfolio turnover rate                                            103.1%           100.4%            173.3%
Average commission rate paid per share for
  portfolio transactions                                          0.0574           0.0600            0.0598

                                                                  GROWTH    INTERNATIONAL
                                                                   FUND*            FUND*
                                                              ----------       ----------
Per share outstanding throughout the year or
period ended December 31,                                           1999             1999
                                                              ----------       ----------
Net Asset Value, beginning of period                               10.00            10.00
Income from investment operations:
   Net investment income (loss)                                    (0.02)           (0.03)
   Net realized and unrealized gains (losses)
     on securities                                                  1.41             4.23
                                                              ----------       ----------
Total from investment operations                                    1.39             4.20
Less Distributions:
   Dividends from net investment income                               --               --
   Dividends in excess of net investment income                       --               --
   Distributions from capital gains                                   --               --
                                                              ----------       ----------
Total Distributions                                                   --               --
                                                              ----------       ----------
Net Asset Value, end of period                                     11.39            14.20
Total Return ****                                                  13.80%           42.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                                     33,494,414       41,359,176
Ratio of expenses to average net assets*****                         1.3%             1.4%
Ratio of net income (loss) to average net assets                    -0.5%            -0.9%
Portfolio turnover rate                                             32.1%            87.6%
Average commission rate paid per share for
  portfolio transactions                                          0.0332           0.0258


BULK RATE
U.S. POSTAGE
PAID
ADA, MI
PERMIT 100

================================================================================
   ACTIVA
   Mutual
   Funds
   Prospectus


   The Statement of Additional Information ("SAI") provides additional details about the Funds. Also, additional information about each Fund's investments is available in the Funds Annual and Semi-Annual Reports. You will find in each Fund's Annual Report a discussion of market conditions and investment strategies, which significantly affected the Fund's performance during its last fiscal year. The SAI, dated April 29, 2000. Annual Reports, and Semi-Annual Reports are available without charge by writing or telephoning the Fund. The SAI is incorporated into the Prospectus by reference.


   Additional information about the Funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room is available by calling the Commission at 1-800-SEC-0330. The Commission's web site (http://www.sec.gov) contains reports and other information on the Funds. Copies of this information are available from the Commission upon the payment of a copying fee by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


                                 April 29, 2000
                                 ---------------

                            ACTIVA MUTUAL FUNDS LOGO

================================================================================

ACTIVA MUTUAL FUNDS
2905 Lucerne SE, Suite 200
Grand Rapids Michigan 49546
(616) 787-6288
(800) 346-2670
Investment Company Act File #811-2168

                               ACTIVA MUTUAL FUND
                                    FORM N-1A

                                     PART A

                Information Required in a Prospectus for Class R

ACTIVA VALUE FUND                                                     ACTIVA MUTUAL FUND LOGO
2905 LUCERNE SE,
GRAND RAPIDS, MICHIGAN 49546                                                  CLASS R
(616) 787-6288                                                               PROSPECTUS
(800) 346-2670
                                                           The  Fund's  primary   investment   objective  is
Contents                                      Page      capital  appreciation.  The  Fund  will  attempt  to
Investment Objective                                    meet its  objective by  investing  in common  stocks
Investment Approach                                     that it believes  are  undervalued.  Income may be a
Management/Investment Managers                          factor in portfolio  selection,  but is secondary to
Risk Factors                                            the principal objective.
Past Performance                                          This Prospectus contains  information with respect
Expenses                                                to Class R shares of Activa  Value Fund.  Class R is
Financial Highlights                                    offered  only to tax exempt  retirement  and benefit
Organization of the Fund                                plans of Amway  Corporation and its affiliates.  The
Investment Management                                   Fund  also   offers   Class  A  shares,   which  are
The Sub-Advisers                                        available   to  members  of  the   general   public.
Fundamental Investment Policies                         Information  about  Class  A  is  contained  in  the
Pricing of Fund Shares                                  Activa Funds  Prospectus  dated April 29, 2000 which
Purchase of Fund Shares                                 is available upon request.
How Shares are Redeemed                                   As with  all  mutual  funds,  the  Securities  and
Retirement Plans                                        Exchange  Commission has not approved or disapproved
Dividend & Capital Gain                                 these  securities  or passed  upon the  adequacy  of
   Distributions to Shareholders                        this Prospectus.  Any representation to the contrary
Tax Consequences                                        is a criminal offense.
Year 2000 Problem
General Investment Risks
Other Risks
Shareholder Inquiries








                 The date of this Prospectus is April 29, 2000.
                                                ---------------


Printed in U.S.A.


                                ACTIVA VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Fund seeks maximum long-term capital appreciation. Income, while a factor in portfolio selection, is secondary to the Fund's principal objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
   The Fund invests primarily in common stocks of large and medium-sized U.S. companies which the Fund's Sub-Adviser believes are undervalued by the marketplace.
   The Fund's Sub-Adviser, Wellington Management Company, LLP, implements the construction of the Fund's portfolio based upon the analysis and input of the firm's industry analysts. These analysts often spend their entire careers covering a single industry. Their in-depth knowledge and broad perspective makes them well positioned to recognize change early, enabling them to identify companies which appear to have potential for long-term growth, but which are trading at low valuations relative to intrinsic worth and/or historical market levels. Such stocks are typically called "value stocks". Diversification is achieved by investing in a number of different industries and companies.

RISK FACTORS
--------------------------------------------------------------------------------
   Like any investment, an investment in the Fund is subject to risk. The value of the Fund's investments will vary from day to day in response to the activities of individual companies and general market and economic conditions. While investments are selected which the Sub-Adviser believes have potential for long-term appreciation, their value could decline. For further information about risk factors, please see "Risk Factors and Special Considerations" starting on page 12.

PAST PERFORMANCE
--------------------------------------------------------------------------------
   The two tables below, which are based upon Class A Shares, show the Fund's annual returns and its long-term performance. The first table provides indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The second compares the Fund's performance over time to that of the Standard and Poor's 500 Stock Index ("S&P 500aaaaaaaa') and the Russell 1000 Value Index ("Value Index"). The investment performance of Class R is expected to be substantially similar to Class A because both Classes invest in the same portfolio of securities and investment performance will differ only to the extent that the classes do not have the same expenses. The estimated expenses for Class R, which are lower than the expenses for Class A, are disclosed in the Fee Expense Table.
   As with all mutual funds, past performance is not a prediction of future results.
                                      CHART


Year-by-Year Performance
Exclusive of Sales Charges

1990      1.01%
1991     41.81%
1992      1.77%
1993     10.85%
1994     -5.87%
1995     30.55%
1996     23.18%
1997     22.47%
1998     10.17%
1999     -6.70%


   During the periods shown in the chart, the Fund's highest return for a quarter was 20.53% (quarter ending March 31, 1991), and the Fund's lowest return for a quarter was -14.60% (quarter ending September 30, 1999).

   AVERAGE ANNUAL TOTAL
   RETURN FOR THE PERIODS              PAST           PAST                PAST
   ENDED DECEMBER 31, 1998           1 YEAR        5 YEARS            10 YEARS
   ---------------------------------------------------------------------------
   ACTIVA VALUE FUND*                -6.70%         15.15%              11.90%
                                     -----          -----               -----
   RUSSELL 1000 VALUE**               7.35%         23.07%              15.60%
                                      ----          -----               -----
   S&P 500**                         21.04%         28.54%              18.20%
                                     -----          -----               -----

   *Wellington Management Company, LLP, has been the Fund's Sub-Adviser since December 30, 1999.

**The S&P 500 Index represents an unmanaged index generally representative of the U.S. stock market. The Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Companies. Neither index is impacted by Fund operating expenses.

                                    EXPENSES
   This Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (Fees Paid Directly From Your Investment)
            Maximum Sales Charge Imposed on Purchases                      None
            and Reinvested Distributions

            Maximum Deferred Sales Charge                                  None

            Maximum Sales Charge Imposed on                                None
            Reinvested Dividends

            Exchange Fee                                                   None

Annual Fund Operating Expenses Paid by the Fund
            Management Fees                                                .64%

            Distribution & Service (12b-1) Fees                            None

            Other Expenses                                                 .46%
                                                                          -----

            Total Fund Operating Expenses*                                1.10%
                                                                          =====

*Total Fund Operating Expenses are based upon total expenses incurred by the Fund for Class A for the year ended December 31, 1998. Adjustments have been made to reflect the Fund's current investment advisory and administrative fees, the Class R Transfer Agent and Shareholder Servicing Agreement, the fact that the Fund's Rule 12b-1 distribution plan does not apply to Class R.
   The following example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                          1 Year        3 Years        5 Years         10 Years
                          ------        -------        -------         --------

    Value Fund            $112.15       $349.73        $606.20         $1340.20
                           ------        ------         ------          -------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BDO Seidman, the Independent Certified Public Accountants for the Fund, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                          Value Fund - Class R
Per share outstanding throughout the year or
Period ended December 31,                                          1999*                       1998****
                                                                  ------                       --------
Net Asset Value, beginning of period                              7.16                         8.42
Income from investment operations:
     Net investment income (loss)                                 0.10                         0.09
     Net realized and unrealized gains (losses)
         on securities                                           (0.56)                       (0.02)
                                                             ----------                   ----------
Total from investment operations                                 (0.46)                        0.07
                                                                 ------                        ----
Less Distributions:
     Dividends from net investment income                         0.10                         0.10
     Dividends in excess of net investment income                 0.00                         0.00
     Distributions from capital gains                             0.00                         1.23
                                                             ---------                    ---------
Total Distributions                                               0.10                         1.33
                                                             ---------                    ---------
Net Asset Value, end of period                                    6.60                         7.16
                                                             ---------                    ---------
Total Return**                                                   -6.43%                        7.08%
     Ratios and Supplemental Data
Net assets, end of period                                       703,962                     135,385
Ratio of expenses to average net assets***                        1.1%                         1.0%
Ratio of net income (loss) to average net assets                  1.3%                         1.8%
Portfolio turnover rate                                         144.5%                       101.1%
Average commission rate paid per share for
     portfolio transactions                                      0.0481                       0.0521

* Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.

** Total return does not reflect the effect of the sales charge in the years before 1998.

*** Ratio includes fees paid with brokerage commissions for fiscal years ending after September 1, 1995; 1999 ratio includes a one time organization expense.

**** The inception date for Value Fund - Class R was 11/1/98.


ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------
   The Fund is a series of Activa Mutual Fund Trust, a Delaware business trust. The Fund is governed by a Board of Trustees, which meets regularly to review the Funds' investments, performance, expenses, and other business affairs. The policy of the Fund is that a majority of Board members will be independent of the Fund's Investment Adviser and Sub-Advisers.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------
   Activa Asset Management LLC ("Activa") serves as the Investment Adviser of the Fund. Activa's offices are located at 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Subject to the direction of the Board of Trustees, Activa provides overall investment strategy for the Fund and furnishes all office space, facilities, equipment and personnel which is necessary for servicing the investments of the Fund.
   Activa, together with the Board of Trustees, is responsible for selecting one or more Sub-Advisers for the Fund. The Sub-Advisers furnish investment advice and manage on a regular basis the investment portfolio of the Fund. The Sub-Advisers make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities. The Sub-Advisers are employed by Activa and Activa, not the Fund, is responsible for paying their fees.
   Activa monitors and evaluates the investment performance of each Sub-Adviser. If Activa believes it is in the Fund's best interests, Activa may recommend that the Fund change Sub-Advisers or retain additional Sub-Advisers. Any such action must be approved by the Fund's Trustees, including a majority of the Fund's Independent Trustees.
Such action would not require approval of the Fund's shareholders. However, if the Fund hires new or additional Sub-Advisers, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days. Additional information about the selection of Sub-Advisers is contained in the Statement of Additional Information.
   Activa has ultimate responsibility for the investment performance of the Funds due to its responsibility, subject to oversight by the Board of Trustees, to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

THE SUB-ADVISER
--------------------------------------------------------------------------------
   The Sub-Adviser of Activa Value Fund is Wellington Management Company, LLP, Boston, Massachusetts. Wellington Management currently manages over $230 billion for institutional and individual investors. Doris Dwyer Chu, Vice President, is primarily responsible for the day-to-day management of Activa Value Fund. Ms. Chu joined Wellington Management in 1998. She was previously a partner and portfolio manager with Grantham, Mayo, Van Otterloo & Company (1985-1998).

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------
   The fundamental investment policies contained in the Fund's Statement of Additional Information and the investment objective of each Fund may not be changed without a shareholder vote. The Board of Trustees of the Fund may change any other policies or investment strategies.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
   The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is generally made at the close of business of the New York Stock Exchange, 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
   Class R Shares are offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. There are no minimum investment requirements for shares of Class R. Participants in the tax-exempt retirement and benefits plans of Amway Corporation and its affiliates should contact the Plan Administrator for information about particular procedures or requirements which may apply to Plan Participants.
   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form.
   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.
   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you for the determination of the net asset value of the Fund's shares.
   Participants in the tax-exempt retirement and benefit plans of Amway Corporation and its affiliates should contact the Plan Administrator for information about particular redemption procedures or requirements which may apply to Plan Participants.

RETIREMENT PLANS
--------------------------------------------------------------------------------
   The Fund sponsors a prototype Profit-Sharing Trust and Individual Retirement Accounts. Persons interested in additional information regarding these plans should contact the Fund.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
   The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Distributions, in the past, have been paid in December. The net investment income and capital gain distribution will be paid on a basis which is consistent with past policy. All distributions may be received in cash or reinvested in additional shares of the Fund at their net asset value at the time of distribution. This election can be changed at any time by requesting a change in writing, signed by all account owners.

TAX CONSEQUENCES
--------------------------------------------------------------------------------
   The Fund will make distributions of ordinary income and capital gains that will relieve the Fund of all federal income taxes.
   Shares of Class R will be held by the qualified retirement and benefit plans of Amway Corporation and its affiliates ("the plans") for the benefit of plan participants. The plans do not pay federal income taxes. Plan participants should consult the plans' governing documents, and their own tax advisers, for information about the tax consequences associated with participating in the plans.

GENERAL INVESTMENT RISKS
--------------------------------------------------------------------------------
   Information about the principal investment strategies and related risks for the Fund is set forth in this Prospectus. Additional information about the Fund's investment strategies and risks is contained in the Statement of Additional Information which may be obtained by writing or telephoning the Fund.
   STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.
   The Fund's Sub-Adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.
   SECTOR RISKS. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the Sub-Adviser allocates more of the portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

OTHER RISKS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS AND RISK. Each Fund may enter into repurchase agreements as a non-principal investment strategy that is, the purchase by the Fund of a security that a seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.

TEMPORARY INVESTMENTS AND RISKS. The Fund may, from time to time, invest all of its assets in short-term instruments when the Sub-Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in the Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES' RISK. In order to generate additional income, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to least 100% of the value of the securities loaned.
     There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

DERIVATIVE TRANSACTION RISKS. The Fund may trade in derivative contracts to hedge portfolio holdings on a non-principal basis. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

   Futures contacts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified with the contract is made. Futures contracts traded in the over-the-counter markets are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.
   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.
   When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manger to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent or market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.
   It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Sub-Advisers will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

SHAREHOLDER INQUIRIES
--------------------------------------------------------------------------------
   Shareholder inquiries regarding the Fund should be directed to the Fund by writing or telephoning the Fund at the address or telephone number indicated on the cover page of the Prospectus. Inquiries relating to a specific account should be directed to the Plan Administrator for the tax-exempt retirement and benefits plan of Amway Corporation and its affiliates.

BULK RATE
U.S. POSTAGE
PAID
ADA, MI
PERMIT 100



================================================================================
                                                   ACTIVA
                                                   Value
                                                   Fund
                                                   Class R
                                                   Prospectus

   The Statement of Additional Information ("SAI") provides additional details about the Fund. Also, additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports. You will find in the Fund's Annual Report a discussion of market conditions and investment strategies, which significantly affected the Fund's performance during its last fiscal year. The SAI, dated April 29, 2000, Annual Reports, and Semi-Annual Reports are available without charge by writing or telephoning the Fund. The SAI is incorporated into the Prospectus by reference.

   Additional information about the Fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room is available by calling the Commission at 1-800-SEC-0330. The Commission's web site (http://www.sec.gov) contains reports and other information on the Funds. Copies of this information are available from the Commission upon the payment of a copying fee by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


                                 April 29, 2000
                                 --------------

                               ACTIVA MUTUAL FUND
                                    FORM N-1A

                                     PART B

    Information Required in a Statement of Additional Information for Class A

                            ACTIVA MUTUAL FUND LOGO





                            STATEMENT OF ADDITIONAL
                                 INFORMATION

                 This  Statement of Additional  Information is not
              a prospectus. Therefore, it should be read only in conjunction with the Prospectus, which can be requested from the Fund by writing or telephoning as indicated above. This Statement of Additional Information relates to the Prospectus for the Fund dated APRIL 29, 2000.





                    The date of this Statement of Additional
                         Information is APRIL 29, 2000.






ACTIVA MONEY MARKET FUND
(a series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
 (616) 787-6288
(800) 346-2670

Contents                                  Page
Organization of the Fund
Objectives, Policies, and
  Restrictions on the Fund's
  Investments
Investment Strategies
Portfolio Transactions
Principal Shareholders
Officers and Trustees of the Fund
Investment Adviser
Sub-Adviser
Plan of Distribution and Principal
  Underwriter
Administrative Agreement
Transfer Agent
Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Exchange Privilege
Additional Account Policies
Internet Address
Federal Income Tax
Reports to Shareholders
   and Annual Audit
Appendix A


Printed in U.S.A.

                            ACTIVA MONEY MARKET FUND

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------
   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998.
   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series. The Fund presently has only one class of shares.
   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholders will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees. OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------
   The Fund's investment objective is to maximize current income consistent with the preservation of capital and same day liquidity. The Fund seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar denominated securities described in this Statement of Additional Information that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months. The Fund's ability to achieve maximum current income is affected by its high quality standards. See "Quality and Diversification Requirements."
INVESTMENT FUNDAMENTAL RESTRICTIONS
   The investment restrictions below have been adopted by the Fund. Except where otherwise noted, these investment restrictions are "fundamental policies which, under the 1940 Act, may or may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.
   The Fund:
  1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.
  2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.
  3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;
  4.     May not borrow money, except to the extent permitted by applicable law;
  5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;
  6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and
         (b) invest in securities or other instruments issued by issuers that invest in real estate;

  7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and
  8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
   The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.
   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.
   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.
   For purposes of fundamental investment restrictions regarding industry concentration, the Sub-Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission or other sources. In the absence of such classification or if the Sub-Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issue make it more appropriately considered to be engaged in a different industry, the Sub-Adviser may classify accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.
INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
   The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve the objective by the Fund as set forth herein and in the Prospectus.
   The Fund is designed for investors who seek high current income consistent with the preservation of capital and same day liquidity from a portfolio of high quality money market instruments. The Fund's investment objective is to maximize current income consistent with the preservation of capital and same day liquidity.
   The Fund seeks to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar denominated securities described in this Statement of Additional Information that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months. The Fund's ability to achieve maximum current income is affected by its high quality standards. See "Quality and Diversification Requirements."

MONEY MARKET INSTRUMENTS
   A description of the various types of money market instruments that may be purchased by the Fund appears below. Also see "Quality and Diversification Requirements."
   U.S. TREASURY SECURITIES. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.
   ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.
   FOREIGN GOVERNMENT OBLIGATIONS. The Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. See "Foreign Investments." These securities must be denominated in the U.S. dollar.
   BANK OBLIGATIONS. The Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). See "Foreign Investments." The Fund will not invest in obligations for which the Sub-Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).
   COMMERCIAL PAPER. The Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and the Sub-Adviser acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by the Sub-Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Sub-Adviser has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Sub-Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the the Sub-Adviser to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client to whom the Sub-Adviser's affiliate, Morgan Guaranty Trust Company of New York, in its capacity as a commercial bank, has made a loan.

   ASSET-BACKED SECURITIES. The Fund may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying obligations. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.
   REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Funds' Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Fund will be fully collateralized within the meaning of paragraph (a)(4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Fund may be delayed or limited.
   The Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including, without limitation, corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.
FOREIGN INVESTMENTS
   The Fund may invest in certain foreign securities. All investments must be U.S. dollar-denominated. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.
   Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

ADDITIONAL INVESTMENTS
     MUNICIPAL BONDS. The Fund may invest in municipal bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. The Fund may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. These municipal bonds and notes will be taxable securities; income generated from these investments will be subject to federal, state and local taxes.
   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities, no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.
   INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Fund to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.
   REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. See "Investment Restrictions" for the Fund's limitations on reverse repurchase agreements and bank borrowings.

   LOANS OF PORTFOLIO SECURITIES. Subject to applicable investment restrictions, the Fund is permitted to lend its securities in an amount up to 33 1/3% of the value of the Fund's net assets. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. Loans of portfolio securities may be considered extensions of credit by the Funds. The risks to the Fund with respect to borrowers of its portfolio securities are similar to the risks to the Fund with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements". The Fund will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Fund, the Adviser , the Sub-Adviser, or the Distributor, unless otherwise permitted by applicable law.
   ILLIQUID INVESTMENTS, PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire any illiquid holdings if, as a result thereof, more than 10% of the Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.
   The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Sub-Adviser's implementation of these guidelines on a periodic basis.
   As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.
   SYNTHETIC INSTRUMENTS. The Fund may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A. The Sub-Adviser will review the structure of synthetic instruments to identify credit and liquidity risks and will monitor those risks. See "Illiquid Investments, Privately Placed and Certain Unregistered Securities".
QUALITY AND DIVERSIFICATION REQUIREMENTS
   The Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

   At the time the Fund invests in any taxable commercial paper, master demand obligation, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Sub-Adviser's opinion.
   In order to maintain a stable net asset value, the Fund will (i) limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of its assets, measured at the time of purchase, except for investments held for not more than three business days; and (ii) limit investments to securities that present minimal credit risks and securities (other than U.S. Government securities) that are rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. A description of illustrative credit ratings is set forth in "Appendix A." The Fund may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with (ii) above, that security will be deemed to have the same rating as such other rated securities.
   In addition, the Board of Trustees has adopted procedures which (i) require the Board of Trustees to approve or ratify purchases by the Fund of securities (other than U.S. Government securities) that are unrated; (ii) require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than 397 days; and (iii) require the Fund, in the event of certain downgradings of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Fund's best interest.
PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
   The Sub-Adviser places orders for the Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Fund. See "Investment Objectives and Policies."
   Fixed income and debt securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.
   Portfolio transactions for the Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Fund may engage in short-term trading consistent with its objectives. See "Investment Objectives and Policies - Portfolio Turnover."
   In connection with portfolio transactions for the Fund, the Sub-Adviser intends to seek best execution on a competitive basis for both purchases and sales of securities.
   The Fund has a policy of investing only in securities with maturities of not more than thirteen months, which will result in high portfolio turnovers. Since brokerage commissions are not normally paid on investments which the Fund makes, turnover resulting from such investments should not adversely affect the net asset value or net income of the Fund.
   Subject to the overriding objective of obtaining best execution of orders, the Sub-Adviser may allocate a portion of the Fund's brokerage transactions to affiliates of the Sub-Adviser. In order for affiliates of the Sub-Adviser to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.
   Portfolio securities will not be purchased from or through or sold to or through the Sub-Adviser or any other "affiliated person" (as defined in the 1940
Act) of the Sub-Adviser when such entities are acting as principals, except to the extent permitted by law. In addition, the Fund will not purchase securities during the existence of any underwriting group relating thereto of which the Sub-Adviser or an affiliate of the Sub-Adviser is a member, except to the extent permitted by law.

   On those occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, the Sub-Adviser to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund. PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------
   Amway Corporation ("Amway") indirectly, as of February 18, 2000, owned 101,937,554 Shares, or 90.72%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Amway since they own, together with their spouses, substantially all of its outstanding securities. Amway is a Michigan manufacturer and direct selling distributor of home care and personal care products. If Amway were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the Fund and by causing the Fund to incur brokerage charges in connection with the redemption of Amway's shares. Amway has advised the Fund that it has no present intention of reducing its investment in the Fund; however, there can be no assurance that Amway will not reduce its investment in the Fund at some time in the future.
OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------
   The business affairs of the fund are managed and under the direction of the Board of Trustees. The following are the Officers and Trustees of the Fund or the Adviser or both, together with their principal occupations during the past five years:


NAME AND ADDRESS                AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE YEARS
----------------                ---         -----------         ------------------------------------
Richard A. DeWitt               86    Trustee of the Fund       President, DeWitt Land and
10001 Buttonwood Way            --                              Cattle Company (investments
Tequesta, Florida                                               in land and cattle)
33469

Allan D. Engel*                 48    Trustee, Vice President,  Vice President, Real Estate
2905 Lucerne SE,                --    Secretary and Assistant   Operations - Enterprise Capital,
Suite 200                             Treasurer of the Fund;    Inc. Formerly, Sr. Manager,
Grand Rapids, Michigan                President, and Secretary  Investments and Real Estate,
49546                                 of the Investment         Amway Corporation. Director,
                                                                President and Secretary  of
                                                                Amway Management Company
                                                                (1981-1999). Trustee, Vice
                                                                President and Secretary,
                                                                Amway Mutual Fund (1981-1999).

Donald H. Johnson               70    Trustee of the Fund       Retired, Former Vice
19017 Vintage Trace Circle      --                              President-Treasurer, SPX
Fort Myers, Florida                                             Corporation (Designs,
33912                                                           manufactures and markets
                                                                products and services for the
                                                                motor vehicle industry), 1986
                                                                to 1994.

Walter T. Jones                 58    Trustee of the Fund       Retired, Former Senior Vice
936 Sycamore Ave.               --                              President-Chief Financial
Holland, Michigan                                               Officer, Prince Corporation
49424







NAME AND ADDRESS                AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE YEARS
----------------                ---         -----------         ------------------------------------
James J. Rosloniec*             55    Trustee, President and    President & Chief Operating
2905 Lucerne SE                 --    Treasurer of the Fund.    Officer, JVA Enterprises, LLC.
Suite 200                                                       President, Chief Executive
Grand Rapids, Michigan                                          Officer and Director,
49546                                                           Enterprise Capital, Inc.
                                                                Formerly, Vice President-Audit
                                                                and Control, Amway Corporation
                                                                (1991-2000). Director, Vice
                                                                President and Treasurer of
                                                                Amway Management Company
                                                                (1984-1999). Trustee, President
                                                                and Treasurer, Amway Mutual
                                                                Fund, (1981-1999).

Richard E. Wayman               65    Trustee of the Fund       Retired, Former Finance
24578 Rutherford                                                Director, Amway Corporation,
Ramona, California                                              1976 to 1996
92065

   *These Trustees are interested persons under the Investment Company Act of 1940, as amended.
   All Officers and certain Trustees of the Fund and the Investment Adviser are affiliated with Amway Corporation. The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 1998, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares").

                                                  PENSION OR                                  TOTAL
      NAME OF PERSON,           TRUSTEE           RETIREMENT         ESTIMATED ANNUAL      COMPENSATION
         POSITION             COMPENSATION    BENEFITS ACCRUED AS       BENEFITS         PAID TO TRUSTEES
                                                  PART OF FUND       UPON RETIREMENT
                                                   EXPENSES
Richard A. DeWitt               $8,000                -0-                 -0-                  $8,000
                                 -----                                                          -----
Trustee
Allan D. Engel*                 $8,000                -0-                 -0-                  $8,000
                                 -----                                                          -----
Trustee
Donald H. Johnson               $8,000                -0-                 -0-                  $8,000
                                 -----                                                          -----
Trustee
Walter T. Jones                 $8,000                -0-                 -0-                  $8,000
                                 -----                                                          -----
Trusstee
James J. Rosloniec              $8,000                -0-                 -0-                  $8,000
                                 -----                                                          -----
Trustee
Richard E. Wayman               $8,000                -0-                 -0-                  $8,000
                                 -----                                                          -----
Trustee
*These Trustees are interested persons under the Investment Company Act of 1940, as amended.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management LLC (the "Investment Adviser"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Adviser will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.
   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. Absent the exemptive order, these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.
   The Investment Advisory Agreement between the Fund and Investment Adviser became effective on June 11, 1999. For providing services under this contract, Activa is to receive a fee, payable quarterly, at the annual rate of .35 of 1% of the average of the daily aggregate net asset value of the Fund until aggregate assets total $500,000,000. When assets total $500,000,000, then the fee will be .35 of 1% of the average of the daily aggregate net asset value of the Fund on the first $100,000,000; .325% on the next $100,000,000; and .30% on the assets in excess of $200,000,000. Activa also provides certain administrative services for the Fund pursuant to a separate agreement. The Fees Paid by the Fund to the Investment Adviser During the Year Ended December 31, 1999 were $156,807.
   Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Investment Adviser. Jay Van Andel and Richard M. DeVos are also controlling persons of Amway Corporation which, as of February 18, 2000, owned 101,937,554 Shares, or 90.72%, of the outstanding shares of the Fund. See "Principal Shareholders."
SUB-ADVISER
--------------------------------------------------------------------------------
   A Sub-Advisory Agreement has been entered into between the Investment Adviser and J.P. Morgan Investment Management, Inc. ("JPMIM"), 522 Fifth Avenue, New York, New York 10036 (Sub-Adviser). Under the Sub-Advisory Agreement, the Investment Adviser employs the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Investment Adviser, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.
   The Fund's Sub-Adviser is JPMIM. Subject to the supervision of the Fund's Trustees and Investment Adviser, the Sub-Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments. JPMIM, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.
   J.P. Morgan, through the Sub-Adviser and other subsidiaries, acts as investment adviser to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $320 billion.
   J.P. Morgan has a long history of services as advisers, underwriters and lender to an extensive roster of major companies and as a financial adviser to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

   The basis of the Sub-Adviser's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ OVER 300 capital market researchers, portfolio managers and traders. The Sub-Adviser's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.
   The investment advisory services the Sub-Adviser provides to the Fund are not exclusive under the terms of the Sub-Advisory Agreement. The Sub-Adviser is free to and does render similar investment advisory services to others. The Sub-Adviser and its affiliate companies serve as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. The accounts which are managed or advised by the Sub-Adviser have varying investment objectives and the Sub-Adviser invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of the Sub-Adviser who may also be acting in similar capacities for the Fund. See "Portfolio Transactions."
   Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmark for the Fund is currently IBC's First Tier Money Fund Average.
   The Fund is managed by officers of the Sub-Adviser who, in acting for their customers, including the Fund, do not discuss their investment decisions with any personnel of J.P. Morgan or any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan.
   As compensation for the services rendered under the Sub-Advisory Agreement, the Investment Adviser has agreed to pay the Sub-Adviser a fee, which is computed daily and may be paid quarterly, equal to the annual rates of 0.15% of the Fund's average daily net assets until assets total $500,000,000. When assets total $500,000,000, then the fee will be .15 of 1% of the average of the daily aggregate net asset value of the Fund on the first $100,000,000, .125% on the next $100,000,000 and .10% on the assets in excess of $200,000,000. The fees paid by the Investment Adviser to the sub-adviser during the year ended December 31, 1999 were $68,238.
  The Glass-Steagall Act and other applicable laws generally prohibit banks and their subsidiaries, such as the Sub-Adviser, from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Fund. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment adviser and custodian to such an investment company. The Sub-Adviser believes that it may perform the services for the Fund contemplated by the Sub-Advisory Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations. On november 12, 1999, the gramm-leach-bliley act was signed into law, the relevant provisions of which go into effect march 11, 2000. Until March 11, 2000, federal banking law, specifically the Glass-Steagall Act and the Bank Holding Company Act, generally prohibits banks and bank holding companies and their subsidiaries, such as the sub-adviser, from engaging in the business of underwriting or distributing securities. Pursuant to interpretations issued under these laws by the Board of Governors of the Federal Reserve System, such entitites also may not sponsor, organize or control a registered open-end investment company continuously engaged in the issuance of its shares (together with underwriting and distributing securities, the "prohibited activities"), such as the fund. these laws and interpretations do not prohibit a bank holding company or a subsidiary thereof from acting as investor adviser and custodian to such an investment company. The sub-adviser believes that it may perform the services for the fund contemplated by the sub-advisory agreement without violation of the laws in effect until March 11, 2000. Effective March 11, 2000, the sections of the Glass-Steagall Act which prohibited the prohibited activities are repealed, and the Bank Holding Company Act is amended to permit bank holding, companies which satisfy certaincapitalization, managerial and other criteria (the "criteria") to engage in the prohibited activities; bank holding companies which do not satisfy the criteria may continue to engage in any activity that was permissible for a bank holding company under the Bank Holding Company Act as of November 11, 1999. Because the services to be performed for the fund udner the sub-advisory agreement were permissiable for a bank holding company as of November 11, 1999, the sub-adviser believes that it also may perform such services after March 11, 2000 whether or not the sub-adviser's parent satisfies the criteria. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws.
   If the Sub-Adviser were prohibited from acting as investment adviser to the Fund, it is expected that the Trustees of the Fund would select another qualified sub-adviser.

PLAN OF DISTRIBUTION & PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------
   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Adviser provides shareholder services and services in connection with the sale and distribution of the shares of certain series of the Trust and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of each such series. The Adviser is not presently providing services under the distribution plan on behalf of the Fund and is receiving no such compensation.
   The Adviser acts as the exclusive agent for sales of shares of the Fund pursuant to a Principal Underwriting Agreement. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.
ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------
   Pursuant to the Administrative Agreement between the Fund and the Investment Adviser, the Investment Adviser provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, the provision of legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, the Investment Adviser pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of the Investment Adviser. For providing these services Activa receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets. During the year ended December 31, 1999, total payments were $67,204.
   The Administrative Agreement provides that the Investment Adviser is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence;
(ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses; (v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.
   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.
TRANSFER AGENT
--------------------------------------------------------------------------------
   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.
   In return for its services, the Fund pays the Transfer Agent, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.
CUSTODIAN
--------------------------------------------------------------------------------
   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.

AUDITORS
--------------------------------------------------------------------------------
   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.
PRICING OF FUND SHARES
--------------------------------------------------------------------------------
      The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.
PURCHASE OF SHARES
--------------------------------------------------------------------------------
   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Asset Management LLC" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Third party checks will not be accepted.
   All purchases will be made at the Net Asset Value per share next calculated after the Fund receives your investment and application in proper form.
HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.
BY MAIL:
   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, limited liability companies, retirement plans, individual retirement accounts and profit sharing plans.
BY PHONE:
   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming by the telephone and telegram exchange and cannot be in certificate form unless the certificate is tendered with the request for redemption. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.
   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:
   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 30 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.
   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.
   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.
EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
   Shares of each Fund may be exchanged for shares of any other Activa Fund.
   The Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.
ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------
   If the value of your account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 or close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record.
   The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.
INTERNET ADDRESS
--------------------------------------------------------------------------------
   Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------
   The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. As the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, the Fund will be relieved of substantially all Federal income tax.
   For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will normally qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 20%.
   In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.
   On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If a shareholder buys shares just before the record date ("buying a dividend"), they will pay the full price for the shares, and then receive a portion of the price back as a taxable distribution.
   Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.
   Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.
   Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax adviser regarding the 20% withholding requirement.
   Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.
   Each shareholder is advised to consult with his tax adviser regarding the treatment of distributions to him under various state and local income tax laws. REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------
   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.
   At least once each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS
-----------------------------
AAA    -   Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA     -   Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A      -   Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -   Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.


COMMERCIAL PAPER, INCLUDING TAX EXEMPT
--------------------------------------
A      -   Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1,2, and 3 to indicate the relative degree of safety.

A-1    -   This designation indicates that the degree of safety regarding timely payment is very strong.


SHORT-TERM TAX-EXEMPT NOTES
---------------------------
SP-1   -   The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2   -   The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

CORPORATE AND MUNCIPAL BONDS
----------------------------
Aaa    -   Bonds which are rated Aaa are judged to be of the best quality.
           They carry the smallest degree of investment risk and are generally referred to an "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -   Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A      -   Bonds which are rated A possess many favorable investment
           attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa    -   Bonds which are rated Baa are considered as medium grade
           obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT
--------------------------------------
Prime 1- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

       -   Leading market positions in well established industries.
       -   High rates of return on funds employed.
       - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
       - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
       - Well established access to a range of financial markets and assured sources of alternate liquidity.

SHORT-TERM TAX-EXEMPT NOTES
---------------------------
MIG-1  -   The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2  -   MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

                           =====================================================
                                                ACTIVA
                                                MONEY
ACTIVA MONEY MARKET FUND                        MARKET
(a Series of Activa Mutual Fund Trust)          FUND
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670

                                                           STATEMENT OF
                                                      ADDITIONAL INFORMATION





                                                          APRIL 29, 2000







                                                     ACTIVA MUTUAL FUND LOGO














Printed in U.S.A.

                           =====================================================

                             ACTIVA MUTUAL FUND LOGO





                             STATEMENT OF ADDITIONAL
                                   INFORMATION

                 This Statement of Additional  Information is not a
               prospectus. Therefore, it should be read only in conjunction with the Prospectus, which can be requested from the Fund by writing or telephoning as indicated above. This Statement of Additional Information relates to the Prospectus for the Fund dated APRIL 29, 2000.





              The date of this Statement of Additional Information
                               is APRIL 29, 2000.







ACTIVA INTERMEDIATE BOND FUND
(a series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
 (616) 787-6288
(800) 346-2670

Contents                                 Page
Organization of the Fund
Objectives, Policies, and
  Restrictions on the Fund's
  Investments
Income Securities
Description of Securities Ratings
Portfolio Transactions and
  Brokerage Allocation
Principal Shareholders
Officers and Trustees of the Fund
Investment Adviser
Plan of Distribution and Principal
  Underwriter
Administrative Agreement
Transfer Agent
Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Exchange Privilege
Additional Account Policies
Internet Address
Federal Income Tax

Reports to Shareholders and Annual Audit




Printed in U.S.A.

                          ACTIVA INTERMEDIATE BOND FUND

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------
   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998.
   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series. The Fund presently has only one class of shares.
   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholders will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees. OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------
   The investment objective of the Fund is to provide high total return consistent with moderate risk of capital and maintenance liquidity. The Fund will attempt to meet its objective by investing in a diversified portfolio of intermediate and long-term income securities of U.S. issuers.
Fundamental Investment Restrictions
   The investment restrictions below have been adopted by the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.
   The Fund :
  1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.
  2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.
  3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;
  4.     May not borrow money, except to the extent permitted by applicable law;
  5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;
  6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and
         (b) invest in securities or other instruments issued by issuers that invest in real estate;
  7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

  8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
   The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.
   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.
   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.
INCOME SECURITIES
--------------------------------------------------------------------------------
   Income securities include securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities ("U.S. Government Securities"); mortgage-backed or asset-backed securities; corporate debt securities; zero-coupon or stripped securities; variable and floating rate debt securities; commercial paper; certificates of deposit, time deposits and bankers acceptances; other instruments having investment characteristics substantially similar to any of the foregoing and repurchase agreements with respect to any of the foregoing. The following disclosure supplements disclosure in the Prospectus and does not, standing along, present a complete or accurate explanation of the matters disclosed.
   U.S. Treasury Securities. U.S. Treasury securities include bills, notes and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.
   Stripped Treasury Securities. Stripped Treasury securities are obligations representing an interest in all or a portion of the income or principal component of an underlying Treasury or pool of Treasury securities. Stripped Treasury securities include obligations entitled to receive all of the interest component but none of the principal component (IOs) and obligations entitled to receive all of the principal component but none of the interest component (POs). The market values of stripped Treasury securities tend to be more volatile in response to changes in interest rates than are those of conventional Treasury securities.
   Obligations Issued or Guaranteed by U.S. Government Agencies and Instrumentalities. Obligations issued by agencies of the U.S. government or instrumentalities established or sponsored by the U.S. government include those that are guaranteed by federal agencies or instrumentalities and may or may not be backed by the full faith and credit of the United States. Obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States. U.S. Government Securities that are not backed by the full faith and credit of the United States include, among others, obligations issued by the Tennessee Valley Authority, the Resolution Trust Corporation ("FHLMC") and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit Bank and the Federal Home Loan Bank, the obligations of which may be satisfied only by the individual credit of the issuing agency. Investments in FHLMC, FNMA and other obligations may include collateralized mortgage obligations and real estate mortgage investment conduits issued or guaranteed by such entities. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. if the agency or instrumentality does not meet its commitments.
   Mortgage-Backed Securities issued or guaranteed by U.S. Government Instrumentalities. Mortgage-backed securities may be issued or guaranteed by U.S. government agencies such as GNMA, FNMA or FHLMC and represent undivided ownership interests in pools of mortgages. The mortgages backing these securities may include conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of the interest on and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Fund's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the principal amounts of such underlying mortgages may generally be prepaid in whole or in part by the mortgagees at any time without penalty and the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through securities. Mortgage-backed securities are subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments or principal on the underlying mortgage obligations. The remaining maturity of a mortgage-backed security will be deemed to be equal to the average maturity of the mortgages underlying such security determined by the Sub-Adviser on the basis of assumed prepayment rates with respect to such mortgages. The remaining expected average life of a pool of mortgages underlying a mortgage-backed security is a prediction of when the mortgages will be repaid and is based upon a variety of factors such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgages has been outstanding, the interest rates payable on the mortgages and the current interest rate environment. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations underlying mortgage-back securities can be expected to accelerate. When the mortgage obligations are prepaid, a Fund reinvests the prepaid amounts in other income producing securities, the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgage-backed securities. Moreover, prepayments of mortgages which underlie securities purchased by a Fund at a premium would result in capital losses. Alternatively, during periods of rising interest rates, mortgage-backed securities are often more susceptible to extension risk (i.e. rising interest rates could cause property owners to prepay their mortgage loans more slowly than expected when the security was purchased by the Fund which may further reduce the market value of such security and lengthen the duration of such security) than traditional debt securities.
   Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA and FHLMC certificates, but also may be collateralized by whole loans or private pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs deemed to be U.S. government securities are those issued or guaranteed as to principal and interest by a person controlled or supervised by and acting as an agency or instrumentality of the U.S. government. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC").
   In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest typically is paid or accrues on a monthly, quarterly or semi-annual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a series of CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.
   Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payments on such securities having the highest priority after interest has been paid to all classes.
   Types of Credit Support. Mortgage-backed securities are often backed by a pool of assets representing the obligation of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.
   Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "overcollaterization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support is provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.
   Asset-Backed Securities. The securitization techniques used to develop mortgage-back securities are now also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. Other types of asset-backed securities may be developed in the future.
   In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
   Zero-Coupon Securities. Zero-coupon securities pay no cash interest but are sold at substantial discounts from their value at maturity. When a zero-coupon bond is held to maturity, its entire investment return comes from the difference between its purchase price and its maturity value. The market values of such securities are generally subject to greater fluctuations in response to market rates of interest than bonds that pay interest currently. Because such securities allow an issuer to avoid the need to generate cash to meet current interest payments, such bonds may involve greater credit risk than bonds paying cash interest currently.
   Premium Securities. The Fund may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. If securities purchased by the Fund at a premium are called or sold prior to maturity, the fund generally will recognize a capital loss to the extent the call or sale price is less than the Fund's adjusted tax basis in such securities. Additionally, the Fund generally will recognize a capital loss if it holds such securities to maturity.
   Adjustable and Floating Rate Securities. Adjustable rate securities are securities having interest rates which are adjusted or reset at periodic intervals ranging, in general, from one day to several years, based on a spread over a specific interest rate or interest rate index or on the results of periodic auctions. There are three main categories of indices: (i) those based on U.S. Government Securities; (ii) those derived from a calculated measure such as a cost of funds index; and (iii) those based on a moving average of interest rates, including mortgage rates. Commonly utilized indices include, for example, the One Year Constant Maturity Treasury Index, the London Interbank Offered Rate (LIBOR), the Federal Home Loan Bank Cost of Funds, the prime rate and commercial paper rates.
   Adjustable rate securities allow a Fund to participate in all or a portion of increases in interest rates through periodic upward adjustments of the coupon rates of such securities, resulting in higher yields. During period of declining interest rates however, coupon rates may readjust downward resulting in lower yields to the Fund. During periods of rising interest rates, changes in the coupon rate of adjustable rate securities will lag behind changes in the market interest rate, which may result in such security having a lower value until the coupon resets to reflect more closely market interest rates. Adjustable rate securities frequently limit the maximum amount the rate may be adjusted during any adjustment period, in any one year or during the term of the security.

   Defensive Strategies. In certain circumstances market conditions may, in the Sub-Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Sub-Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term obligations. Such obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the three highest grades by either Standard and Poor's ("S&P") or Moody's Investor Services, Inc. ("Moody's) (or comparably rated by any other nationally recognized statistical rating organization ("NRSRO")); commercial paper rated in the highest grade by either rating service (or comparably rated by any other nationally recognized statistical rating organization); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Fund considers consistent with such strategy.
   BORROWINGS
   The Fund may borrow money from banks for temporary, emergency purposes only (such as meeting share redemption requests), although the Fund does not expect to do so in an amount exceeding 5% of its respective total assets (after giving effect to any such borrowing). Borrowing creates special risk considerations such as increased volatility in the net asset value of the shares and in the yield on the Fund's portfolio. Borrowing will create interest expenses for a Fund which can exceed the income from the assets retained.
   "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS
   The Fund may purchase and sell portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to or is earned by a fund on purchases of portfolio securities in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of such securities at delivery may be more or less than their purchase price, and yields generally available on such securities when delivery occurs may be higher than yields on such securities obtained pursuant to such transactions. Because a Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objectives and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.
   PORTFOLIO TURNOVER
   The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. A high portfolio turnover (100% or more) increases a Fund's transaction costs, including brokerage commissions, and may result in the realization of more short-term capital gains than if the Fund had a lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Sub-Adviser deems portfolio changes appropriate.
DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------
   STANDARD & POOR'S - A brief description of the applicable Standard & Poor's (S&P) rating symbols and their meanings (as published by S&P) follow:
   A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.
   A debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
   The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform as audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.
   The ratings are based, in varying degrees, on the following considerations:
1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation:
2.     Nature of and provisions of the obligation:
3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

1.   LONG-TERM DEBT - INVESTMENT GRADE
     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to meet its financial commitment on the obligation is extremely strong.
     AA: Debt rated "AA" differs from the highest rated issues only in small degree. Capacity to meet its financial commitment on the obligation is very strong.
     A: Debt rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. Capacity to meet its financial commitment on the obligation is still strong.
     BBB: Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation. SPECULATIVE GRADE
   BB, B, CCC, CC, C: Debts rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
   BB: Debt rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
   B: Debt rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligors capacity or willingness to meet its financial commitment on the obligation.
   CCC: Debt rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
   CC:  Debt rated "CC" is currently highly vulnerable to nonpayment.
   C: The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
   D: Debt rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grade period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
   PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
   -: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposes to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.
   DEBT OBLIGATIONS OR ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.
   BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain ratings or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

2.   COMMERCIAL PAPER
A-S & P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follow:
     A-1: The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.
     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated "A-1".
     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead the obligor's inadequate capacity to meet its financial commitment on the obligation.
     C: This rating is assigned to short-term debt obligations currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
     D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are bases on current information furnished to S & P by the issuer or obtained from other sources it considers reliable. S & P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

3.   PREFERRED STOCK
     A S & P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligation. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer. The preferred stock ratings are based on the following considerations:
i. Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.
ii.      Nature of, and provisions of, the issuer.
iii. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA: This is the highest rating that may be assigned by S & P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligation.
     AA: A preferred stock issue rated "AA" also qualifies as a high-quality, fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".
     A: An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
     BBB: An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.
     BB, B AND CCC: Preferred stock rated "BB", "B" and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BBB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
     CC: The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
     C: A preferred stock issue rated "C" is a nonpaying issue.
     D: A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.
     NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy. PLUS (+) or MINUS (-): To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
     A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S & P by the issuer or obtained by S & P from other sources it considers reliable. S & P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

MOODY'S INVESTORS SERVICE-a brief description of the applicable Moody's Investors Service (Moody's) rating symbols and their meanings (as published by Moody's Investor Service) follows:

1.  LONG-TERM DEBT
     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protected elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
     A: Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
     Baa: Bonds which are rated Baa are considered a medium-grade obligation, (i.e., they are neither highly protected nor poorly secured.) Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba: Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1,2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for the reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:
1.   An application for rating was not received or accepted.
2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
3.   There is a lack of essential data pertaining to the issue or issuer.
4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgement to be formed; if a bond is called for redemption; or for other reasons.

1.   SHORT-TERM DEBT
     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issues:
     ISSUERS RATED PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: -Leading market positions in well-established industries.
-High rates of return on funds employed.
-Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-Broad margins is earnings coverage of fixed financial charges and high internal cash generation.
-Well-established access to a range of financial markets and assured sources of alternate liquidity.
     ISSUERS RATED PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
     ISSUERS RATED PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes of the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
   Issuers rated Not Prime do not fall within any of the Prime rating categories.

3.  PREFERRED STOCK
   Preferred stock rating symbols and their definitions are as follows:
   AAA: An issue which is rated "AAA" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
   AA: An issue which is rated "AA" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.
   A: An issue which is rated "A" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "AAA" and "AA" classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.
   BAA: An issue which is rated "BAA" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
   BA: An issue which is rated "BA" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
   B: An issue which is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
   CAA: An issue which is rated "CAA" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
   CA: An issue which is rated "CA" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
   C: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
   Moody's applies numerical modifiers 1, 2 and 3 in each rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION
--------------------------------------------------------------------------------
   The Sub-Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. While the Sub-Adviser will be primarily responsible for the placement of the Fund's portfolio business, the policies and practices in this regard will at all times be subject to review by the Trustees of the Fund.
   Many securities in which the Fund invests are traded principally in the over-the-counter market. Over-the-counter securities generally are traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price a fixed amount of compensation for the financial advisers, underwriters and dealers. The Fund also may purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. Day to day management of the portfolios of each Fund is the responsibility of a team of officers of the Sub-Adviser.
   The Sub-Adviser is responsible for placing portfolio transactions and does so in a manner deemed fair and reasonable to the Fund and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker/dealers and in negotiating prices and any brokerage commissions on such transactions, the Sub-Adviser considers the firm's reliability, integrity and financial condition and the firm's execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Sub-Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration may be given to those firms which supply research and other services in addition to execution services. The Sub-Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Sub-Adviser determines that such commissions are reasonable in relation to the overall services provided. No specific value can be assigned to such research services which are furnished without cost to the Sub-Adviser. Since statistical and other research information is only supplementary to the research efforts of the Sub-Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially. The investment advisory fee is not reduced as a result of the Sub-Adviser's receipt of such research services. Services provided may include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Research services furnished by firms through which the Fund effects its securities transactions may be used by the Sub-Adviser in servicing all of its advisory accounts; not all of such services may be used by the Sub-Adviser in connection with the Fund. The Sub-Adviser also may place portfolio transactions, to the extent permitted by law, with brokerage firms affiliated with the Fund, the Sub-Adviser or the Distributor and with brokerage firms participating in the distribution of the Fund's shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms. Similarly, to the extent permitted by law and subject to the same considers on quality of execution and comparable commission rates, the Sub-Adviser may direct an executing broker to pay a portion or all of any commissions, concessions or discounts to a firm supplying research or other services or to a firm participating in the distribution of the Fund's shares.
   The Sub-Adviser may place portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Sub-Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations among the Fund and other advisory accounts, the main factors considered by the Sub-Adviser are the respective sizes of the Fund and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.
   Effective October 31, 1996, Morgan Stanley & Co. Incorporated ("Morgan Stanley") became an affiliate of the Adviser. Effective May 31, 1997, Dean Witter Reynolds, Inc. ("Dean Witter") became an affiliate of the Adviser. The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Sub-Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.
   During the calendar year ended December 31, 1999, the portfolio turnover rate was 64.6%.
   The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 1999, the Fund owned no such securities.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------
   Amway Corporation ("Amway") indirectly, as of February 18, 2000, owned 16,465,185 shares, OR 99.15%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Amway since they own, together with their spouses, substantially all of its outstanding securities. Amway is a Michigan manufacturer and direct selling distributor of home care and personal care products. If Amway were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the fund and by causing the Fund to incur brokerage charges in connection with the redemption of Amway's shares. Amway has advised the Fund that it has no present intention of reducing its investment in the Fund; however, there can be no assurance that Amway will not reduce its investment in the Fund at some time in the future.
--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------
   The business affairs of the fund are managed and under the direction of the Board of Trustees. The following are the Officers and Trustees of the Fund or the Adviser or both, together with their principal occupations during the past five years:



NAME AND ADDRESS                AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE YEARS
----------------                ---         -----------         ------------------------------------
Richard A. DeWitt               86    Trustee of the Fund       President, DeWitt Land and
10001 Buttonwood Way            --                              Cattle Company (investments
Tequesta, Florida 33469                                         in land and cattle)

Allan D. Engel*                 48    Trustee, Vice             Vice President, Real Estate
2905 Lucerne SE,                --    President, Secretary      Operations - Enterprise
Suite 200                             and Assistant Treasurer   Capital, Inc. Formerly, Sr.
Grand Rapids, Michigan                of the Fund; President,   Manager, Investments and Real
49546                                 and Secretary of the      Estate, Amway Corporation.
                                      Investment Adviser.       Director, President and
                                                                Secretary of Amway Management
                                                                Company (1981-1999). Trustee,
                                                                Vice President and Secretary,
                                                                Amway Mutual Fund (1981-1999).

Donald H. Johnson               70    Trustee of the Fund       Retired, Former Vice
19017 Vintage Trace Circle      --                              President-Treasurer, SPX
Fort Myers, Florida                                             Corporation (Designs,
33912                                                           manufactures and markets
                                                                products and services for the
                                                                motor vehicle industry), 1986
                                                                to 1994.

Walter T. Jones                 58    Trustee of the Fund       Retired, Former Senior Vice
936 Sycamore Ave.               --                              President-Chief Financial
Holland, Michigan                                               Officer, Prince Corporation
49424




NAME AND ADDRESS                AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE YEARS
----------------                ---         -----------         ------------------------------------

James J. Rosloniec*             55    Trustee, President and    President & Chief Operating
2905 Lucerne SE                 --    Treasurer of the Fund.    Officer, JVA Enterprises, LLC.
Suite 200                                                       President, Chief Executive
Grand Rapids, Michigan                                          Officer and Director,
49546                                                           Enterprise Capital, Inc.
                                                                Formerly, Vice President-Audit
                                                                and Control, Amway Corporation
                                                                (1991-2000). Director, Vice
                                                                President and Treasurer of
                                                                Amway Management Company
                                                                (1984-1999). Trustee, President
                                                                and Treasurer, Amway Mutual
                                                                Fund, (1981-1999).

Richard E. Wayman               65    Trustee of the Fund       Retired, Former Finance
                                --
24578 Rutherford                                                Director, Amway Corporation,
Ramona, California                                              1976 to 1996
92065


   *These Trustees are interested persons under the Investment Company Act of 1940, as amended.

                                                  PENSION OR
      NAME OF PERSON,           TRUSTEE           RETIREMENT          ESTIMATED ANNUAL        TOTAL
         POSITION             COMPENSATION    BENEFITS ACCRUED AS         BENEFITS         COMPENSATION
                                                 PART OF FUND          UPON RETIREMENT   PAID TO TRUSTEES
                                                   EXPENSES
Richard A. DeWitt               $8,000               -0-                     -0-              $8,000
                                 -----                                                         -----
Trustee
Allan D. Engel*                 $8,000               -0-                     -0-              $8,000
                                 -----                                                         -----
Trustee
Donald H. Johnson               $8,000               -0-                     -0-              $8,000
                                 -----                                                         -----
Trustee
Walter T. Jones                 $8,000               -0-                     -0-              $8,000
                                 -----                                                         -----
Trusstee
James J. Rosloniec              $8,000               -0-                     -0-              $8,000
                                 -----                                                         -----
Trustee
Richard E. Wayman               $8,000               -0-                     -0-              $8,000
                                 -----                                                         -----
Trustee

*These Trustees are interested persons under the Investment Company Act of 1940 as amended.
  All Officers and certain Trustees of the Fund and the Investment Adviser are affiliated with Amway Corporation. The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 1999, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares").

INVESTMENT ADVISER
--------------------------------------------------------------------------------
   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management LLC (the "Investment Adviser"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Adviser will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.
   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. Absent the exemptive order, these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.
   The Investment Advisory Agreement between the Fund and the Investment Adviser became effective on June 11, 1999 and amended on March 1, 2000. For the services to be rendered by Sub-Adviser, as provided herein, AAM shall pay to sub-adviser a fee, payable quarterly, at the annual rate of .20 Of 1% of the average of the daily aggregate net asset value of the Fund on the first $50,000,000 of assets;
 .12 of 1% on the next $100,000,000 of assets in excess of $50,000,000; and .04 of 1% on assets in excess of $150,000,000. The fees paid by the Fund to the investment adviser during the year ended December 31, 1999 was $188,433.
   Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Activa. Jay Van Andel and Richard M. DeVos are also controlling persons of Amway Corporation which, as of FEBRUARY 18, 2000, owned 16,465,185 SHARES, OR 99.15%, of the outstanding shares of the Fund. See "Principal Shareholders."
SUB-ADVISER
--------------------------------------------------------------------------------
   A Sub-Advisory Agreement has been entered into between the Investment Adviser and Van Kampen Management Inc., 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555 (Sub-Adviser). Under the Sub-Advisory Agreement, the Adviser employs the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Adviser, the Board of Directors of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.
   The compensation schedule under an amended fee schedule for the Sub-Advisory agreement, which is further described below, provides for a reduction in Sub-Advisory fees as the size of the Fund's assets increases. The amended fee schedule, compared to the prior fee schedule, provides for lower sub-advisory fees so long as the Fund's assets exceed $150,000,000. In order to give the Fund the benefit of this reduction in fees, the Investment Adviser has agreed to waiver its Investment Advisory fees to the extent necessary so that its fees equal the lesser of (a) the amount otherwise payable under the Investment Advisory Agreement, and (b) the amount payable under the new Sub-Advisory Agreement, plus 0.20% Of average net assets. As compensation for the services rendered under the Sub-Advisory Agreement, the Investment Adviser has agreed to pay the Sub-Adviser a fee, which is computed daily and may be paid monthly, equal to the annual rate of .20 of 1% of the average of the daily aggregate net asset value of the Fund on the first $50,000,000 of assets; .12% OF 1% on the next $100,000,000 of assets in excess of $50,000,000; and .04 of 1% on assets in excess of $150,000,000. Fees paid by the Investment Adviser to the Sub-Adviser during the year ended December 31, 1999 were $79,141.
PLAN OF DISTRIBUTION & PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------
   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Adviser provides shareholder services and services in connection with the sale and distribution of the Fund's shares and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. The maximum amount presently authorized by the Fund's Board of Trustees is 0.15 of 1% of the average daily net assets of the Fund. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
    Amounts received by the Adviser pursuant to the Distribution Plan may be retained by the Adviser as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.
   The Adviser acts as the exclusive agent for sales of shares of the Fund pursuant to a Principal Underwriting Agreement. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.

ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------
   Pursuant to the Administrative Agreement between the Fund and Activa Asset Management LLC ("Activa"), Activa provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, the provision of legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, Activa pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of Activa. For providing these services Activa receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets. During the year ended December 31, 1999, total payments were $82,010.
   The Administrative Agreement provides that Activa is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence; (ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses;
(v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.
   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.
TRANSFER AGENT
--------------------------------------------------------------------------------
   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.
   In return for its services, the Fund pays the Transfer Agent, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.
CUSTODIAN
--------------------------------------------------------------------------------
   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.
AUDITORS
--------------------------------------------------------------------------------
   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.
PRICING OF FUND SHARES
--------------------------------------------------------------------------------
      The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Asset Management LLC" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Third party checks will not be accepted.
   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.
HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.

BY MAIL:
   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:
   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming by the telephone and telegram exchange and cannot be in certificate form unless the certificate is tendered with the request for redemption. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.
   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:
   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 30 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.

   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.
   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.
EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
   Shares of each Fund may be exchanged for shares of any other Activa Fund.
   The above described Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.
ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------
   If the value of your account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 or close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record.
   The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.
INTERNET ADDRESS
--------------------------------------------------------------------------------
Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.
FEDERAL INCOME TAX
--------------------------------------------------------------------------------
   The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. As the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, the Fund will be relieved of substantially all Federal income tax.
   For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will normally qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 20%.
   In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.

   On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If a shareholder buys shares just before the record date ("buying a dividend"), they will pay the full price for the shares, and then receive a portion of the price back as a taxable distribution.
   Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.
   Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.
   Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax adviser regarding the 20% withholding requirement.
   Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.
   Each shareholder is advised to consult with his tax adviser regarding the treatment of distributions to him under various state and local income tax laws. REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------
   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.
   At least once each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.

                           =====================================================
                                              ACTIVA
                                              INTERMEDIATE
ACTIVA INTERMEDIATE BOND FUND                 BOND
(a Series of Activa Mutual Fund Trust)        FUND
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670

                                                             STATEMENT OF
                                                        ADDITIONAL INFORMATION





                                                            APRIL 29, 2000







                                                       ACTIVA MUTUAL FUND LOGO

















Printed in U.S.A.

                           =====================================================

                                    CLASS A
                            STATEMENT OF ADDITIONAL
                                 INFORMATION

              This Statement of Additional Information is not a prospectus. Therefore, it should be read only in conjunction with the Class A Prospectus, which can be requested from the Fund by writing or telephoning as indicated above. This Statement of
              Additional Information relates to the Class A Prospectus for the Fund dated APRIL 29, 2000.

              Class A is offered to members of the general public. The Fund also offers Class R shares, which are available only to tax-exempt retirement and benefits plans of Amway Corporation and its affiliates. Information about Class R is contained in the Class R prospectus dated APRIL 29, 2000, which is available upon request.







                    The date of this Statement of Additional
                         Information is APRIL 29, 2000.





ACTIVA VALUE FUND
(a series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288
(800) 346-2670

Contents                                 Page
Organization of the Fund
Objectives, Policies, and
  Restrictions on the Fund's
  Investments
Additional Risks & Information
   Concerning Certain Investment
    Techniques
Portfolio Transactions & Brokerage
Principal Shareholders
Officers and Trustees of the Fund
Investment Adviser
Sub-Adviser
Plan of Distribution and Principal
  Underwriter
Administrative Agreement
Transfer Agent
Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Exchange Privilege
Additional Account Policies
Internet Address
Federal Income Tax
Investment Performance Information
Reports to Shareholders and Annual Audit








Printed in U.S.A.

                               ACTIVA MUTUAL FUND

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------
   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc., which was organized as a Delaware corporation on February 13, 1970.
   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series.
   Shares of beneficial interest of Class A are offered to members of the general public. When issued, shares of Class A will be fully paid and non-assessable. The Board of Trustees of the Fund has authorized Class R, which is offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. Each share of Class A and Class R will represent an equal proportionate interest in the Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions, except that (a) expenses allocated to a particular Class ("Class Expenses") will be borne solely by that Class, and (b) each Class will have exclusive voting rights with respect to matters affecting only that Class. Examples of Class Expenses include: (1) Rule 12b-1fees, (2) transfer agent and shareholder services fees attributable to a specified Class, (3) stationary, printing, postage, and delivery expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a Class, (4) Blue Sky registration fees incurred by a Class, (5) SEC registration fees incurred by a Class, (6) trustees' fees or expenses incurred as a result of issues relating to one Class, (8) accounting fees relating solely to one Class, (9) litigation expenses and legal fees and expenses relating to a particular Class, and (10) expenses incurred in connection with shareholders meetings as a result of issues relating to one Class. Shares are freely transferable and have no preemptive, subscription or conversion rights.
   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholders will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees. OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------
   The primary investment objective of the Fund is capital appreciation. The Fund will attempt to meet its objectives by investing primarily in stocks and convertible securities that the Fund believes have long term gorwth potential. Income may be a factor in portfolio selection but is secondary to the principal objective. The Fund's policy is to invest in a broadly diversified portfolio and not to concentrate investments in a particular industry or group of industries. FUNDAMENTAL INVESTMENT RESTRICTIONS
   The investment restrictions below have been adopted by the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.
   The Fund :
  1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

  2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.
  3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;
  4.     May not borrow money, except to the extent permitted by applicable law;
  5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;
  6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and
         (b) invest in securities or other instruments issued by issuers that invest in real estate;
  7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

  8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
   The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.
   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.
   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.
   In view of the Fund's investment objective of capital appreciation, with income as a secondary objective, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where, in management's opinion, such potential is no longer feasible or the risk of decline in the market price is too great. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions.

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------
   DERIVATIVES.
   -----------
   The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by Ark Asset Management Company (the "Sub-Adviser") to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.
   Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Sub-Adviser anticipates unusually high or low market volatility.
   The Sub-Adviser may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.
   FUTURE CONTRACTS.
   -----------------
   Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.
   The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.
   Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.
   At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.
   In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.
   OPTION
   ------
   The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

   Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.
   The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees or risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.
   The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.
   Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receiver an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.
   A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.
   OPTIONS ON FUTURES CONTRACTS
   ----------------------------
   An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a future contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.
   LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY
   -----------------------------------------------------
   The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets. The Fund applies a similar policy to options that are not commodities.
   As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.
   Nonhedging strategies typically involve special risks. The profitability of the Fund's nonhedging strategies will depend of the Sub-Adviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.
   Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market thereof. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures positions prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.
   SHORT SALES AGAINST THE BOX
   ---------------------------
   The Fund may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.
   SWAP ARRANGEMENTS
   -----------------
   The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.
   The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.
   Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.
   These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.
   REPURCHASE AGREEMENTS.
   ----------------------
   The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired-security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets. To the extent excludable under relevant regulatory interpretations, repurchase agreements involving U.S. Government securities are not subject to the Fund's investment restrictions which otherwise limit the amount of the Fund's total assets which may be invested in one issuer or industry.
   REVERSE REPURCHASE AGREEMENTS.
   ------------------------------
   The Fund may enter into reverse repurchase agreements. However, the Fund may not engage in reverse repurchase agreements in excess of 5% of the Fund's total assets. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.
   When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.
   WHEN-ISSUED SECURITIES.
   -----------------------
   The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.
   RESTRICTED SECURITIES.
   ----------------------
   It is the Fund's policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.
   Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.
   FOREIGN INVESTMENTS.
   --------------------
   The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.
   ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issues by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.
   ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based tradings. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.
   The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or exporpriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.
   These risks are usually higher in less-develop countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economics that are based on only a few industries. The Fund may invest in the securities of issuers in countries with less developed economics as deemed appropriate by the Sub-Adviser. However, it is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economics.
   CURRENCY TRANSACTIONS.
   ----------------------
   The Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.
   SECURITIES LENDING.
   -------------------
   The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, irrevocable stand-by letters of credit issued by a bank, or repurchase agreements, or other similar investments. The investment of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.
   The Fund may receive a lending fee and will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery which are deemed by the Sub-Adviser or its agents to be of good financial standing.
   SHORT-TERM TRADING.
   -------------------
   The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.
   TEMPORARY AND DEFENSIVE INVESTMENTS.
   ------------------------------------
   The Fund may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Sub-Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.
   INDUSTRY CLASSIFICATIONS.
   -------------------------
   For purposes of fundamental investment restrictions regarding industry concentration, the Sub-Adviser may classify by industry in accordance with classification set forth in the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission or other sources. In the absence of such classification or if the Sub-Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issue make it more appropriately considered to be engaged in a different industry, the Sub-Adviser may classify accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents.
   COMPUTER-RELATED RISKS
   ----------------------
   Many mutual funds and other companies that issue securities, as well as government entities upon whom those mutual funds and companies depend, may be adversely affected by computer systems (whether their own systems or systems of their service providers) that do not properly process dates beginning with January 1, 2000 and information related to those dates.
   The Sub-Adviser currently is in the process of reviewing its internal computer systems as they related to the Fund, as well as the computer systems of those service providers upon which the Fund relies, in order to obtain reasonable assurances that the Fund will not experience a material adverse impact related to the problem. The Fund does not currently anticipate that the problem will have a material adverse impact on its portfolio investments, taken as a whole. There can be no assurances in the area, however, including the possibility that the problem could negatively affect the investment markets or the economy generally.
   OTHER INVESTMENT COMPANIES
   --------------------------
   The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.
   DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS
   -----------------------------------------------
   The Fund may invest in long-term and short-term debt securities. Certain debt securities and money market instruments in which the Fund may invest are described below.
        U.S. GOVERNMENT AND RELATED SECURITIES. U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:

o direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;
o obligations of U.S. Government agencies or instrumentalities, such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and
o obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.
   U.S. Government Securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.
   U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.
   In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" (TIGRs") and "Certificates of Accrual on Treasury Securities ("CATS"), and may be deemed U.S. Government securities.
   The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.
   BANK MONEY INVESTMENTS
   ----------------------
   Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.
   U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.
   SHORT-TERM CORPORATE DEBT INSTRUMENTS
   -------------------------------------
   Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.
   ZERO AND STEP COUPON SECURITIES
   -------------------------------
   Zero and step coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consist of the amortization of the discount between their purchase price and their maturity value, plus in the case of a step coupon, any fixed rate interest income. Zero coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The market value of such securities may be more volatile than that of securities which pay interest at regular intervals.
   COMMERCIAL PAPER RATINGS
   ------------------------
   Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Sub-Adviser.
   Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong positions within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)
   The rating Prime is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.
   In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.
PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------
   It is the policy of the Fund when purchasing and selling portfolio securities to obtain the highest possible price on sales and the lowest possible price on purchases of securities, consistent with the best execution of portfolio transactions. Activa Asset Management, LLC, the ("Investment Adviser"), or the Sub-Advisers will select the brokers and resulting allocation of brokerage commission; but, the Investment Adviser's practice is subject to review by the Board of Trustees of the Fund, which has the primary responsibility in this regard, and must be consistent with the policies stated above.
   The Investment Adviser and Sub-Adviser, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders, which includes best net prices. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity, and nature of each firm's professional services which include execution, clearance procedures, wire service quotations, research information, statistical, and other services provided to the Fund, Adviser, and the Sub-Adviser. Any research benefits derived by the Sub-Adviser are available to all clients of the Sub-Adviser. Since research information, statistical and other services are only supplementary to the research efforts of the Sub-Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce expenses.
   Also, subject to the policy of seeking best price and execution of orders, certain Fund expenses may be paid through the use of directed brokerage commissions. While the Sub-Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Fund.
   During the years ended December 31, 1999, 1998, and 1997, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $730,824, $358,825, and $301,990, respectively. Transactions in the amount of $113,640,730, involving commissions of approximately $142,616, were directed to brokers because of research services provided during 1999. DURING THE CALENDAR YEAR ENDED DECEMBER 31, 1999 THE PORTFOLIO TURNOVER RATE WAS 144.5% WHICH WAS AN INCREASE OVER THE PREVIOUS YEAR'S RATE OF 101.1% RESULTING FROM THE CHANGE IN THE FUND'S SUB-ADVISER AND THE RESTRUCTURING OF THE FUND'S PORTFOLIO.
   The Sub-Adviser furnishes investment advice to other clients. The other accounts may also make investments in the same investment securities and at the same time as the Fund. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to amount and price in a manner considered equitable to each, so that each receives, to the extent practicable, the average price of such transactions, which may or may not be beneficial to the Fund. The Board of Trustees of the Fund believes that the benefits of the Sub-Adviser's organization outweigh any limitations that may arise from simultaneous transactions.
   The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 1999, the Fund owned no such securities.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------
   Amway Corporation indirectly, as of February 18, 2000, owned 842,738
Shares, or 3.43%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Amway Corporation since they own, together with their spouses, substantially all of its outstanding securities. Amway Corporation is a Michigan manufacturer and direct selling distributor of home care and personal care products. Jay Van Andel owns all the outstanding securities of JVA Properties Corporation, the General Partner for JVA Enterprises Limited Partnership, which owns, as of February 18, 2000, 7,477,289 shares, or 30.43%, of the outstanding shares of the Fund. The Jay and Betty Van Andel Foundation, as of February 18, 2000 owns 1,919,507 shares, OR 7.81%, of the outstanding shares of the Fund. No other person is known by the Fund to own of record or beneficially 5% or more of the Fund's shares.
   As noted above, Jay Van Andel together with his spouse beneficially owns more than 25% of the Fund's voting securities. Accordingly, he may be deemed to control the Fund.
   If any of the Fund's principal shareholders were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the Fund and by causing the Fund to incur brokerage charges in connection with the redemption of the Fund's shares.
OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------
   The business affairs of the fund are managed and under the direction of the Board of Trustees. The following are the Officers and Trustees of the Fund or the Adviser or both, together with their principal occupations during the past five years:


NAME AND ADDRESS                AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE YEARS
----------------                ---         -----------         ------------------------------------

Richard A. DeWitt                86    Trustee of the Fund       President, DeWitt Land and
10001 Buttonwood Way             --                              Cattle Company (investments
Tequesta, Florida 33469                                          in land and cattle)

Allan D. Engel*                  48    Trustee, Vice             Vice President, Real Estate
2905 Lucerne SE,                 --    President, Secretary      Operations - Enterprise
Suite 200                              and Assistant Treasurer   Capital, Inc. Formerly, Sr.
Grand Rapids, Michigan                 of the Fund; President,   Manager, Investments and Real
49546                                  and Secretary of the      Estate, Amway Corporation.
                                       Investment Adviser.       Director, President and
                                                                 Secretary of  Amway Management
                                                                 Company (1981-1999). Trustee,
                                                                 Vice  President and Secretary,
                                                                 Amway Mutual Fund (1981-1999).

Donald H. Johnson                70    Trustee of the Fund       Retired, Former Vice
19017 Vintage Trace Circle       --                              President-Treasurer, SPX
Fort Myers, Florida                                              Corporation (Designs,
33912                                                            manufactures and markets
                                                                 products and services for the
                                                                 motor vehicle industry), 1986
                                                                 to 1994.

Walter T. Jones                  58    Trustee of the Fund       Retired, Former Senior Vice
936 Sycamore Ave.                --                              President-Chief Financial
Holland, Michigan                                                Officer, Prince Corporation.
49424







NAME AND ADDRESS                 AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE
                                                                              YEARS

James J. Rosloniec*              55    Trustee, President and    President & Chief Operating
2905 Lucerne SE                  --    Treasurer of the Fund.    Officer, JVA Enterprises, LLC.
Suite 200                                                        President, Chief Executive
Grand Rapids, Michigan                                           Officer and Director,
49546                                                            Enterprise Capital, Inc.
                                                                 Formerly, Vice President-Audit
                                                                 and Control, Amway Corporation
                                                                 (1991-2000). Director, Vice
                                                                 President and Treasurer of
                                                                 Amway Management Company
                                                                 (1984-1999). Trustee, President
                                                                 and Treasurer, Amway Mutual
                                                                 Fund, (1981-1999).

Richard E. Wayman                65    Trustee of the Fund       Retired, Former Finance
24578 Rutherford                 --                              Director, Amway Corporation,
Ramona, California                                               1976 to 1996
92065

                                                 PENSION OR
      NAME OF PERSON,          TRUSTEE            RETIREMENT         ESTIMATED ANNUAL         TOTAL
         POSITION            COMPENSATION     BENEFITS ACCRUED AS       BENEFITS           COMPENSATION
                                                 PART OF FUND        UPON RETIREMENT     PAID TO TRUSTEES
                                                   EXPENSES
Richard A. DeWitt               $8,000               -0-                 -0-                $8,000
                                 -----                                                       -----
Trustee
Allan D. Engel*                 $8,000                                   -0-                $8,000
                                 -----                                                       -----
Trustee
Donald H. Johnson               $8,000               -0-                 -0-                $8,000
                                 -----                                                       -----
Trustee
Walter T. Jones                 $8,000               -0-                 -0-                $8,000
                                 -----                                                       -----
Trusstee
James J. Rosloniec              $8,000               -0-                 -0-                $8,000
                                 -----                                                       -----
Trustee
Richard E. Wayman               $8,000               -0-                 -0-                $8,000
                                 -----                                                       -----
Trustee

   *These Trustees are interested persons under the Investment Company Act of 1940, as amended.
   All Officers and certain Trustees of the Fund and the Investment Adviser are affiliated with Amway Corporation. The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 1999, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares").
INVESTMENT ADVISER
--------------------------------------------------------------------------------
   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management, LLC (the "Investment Adviser or Activa"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Adviser will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.

   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. As sent the exemptive order these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.
   The Investment Advisory Agreement between the Fund and the Investment Adviser became effective on September 1, 1999. For providing services under this contract, the Investment Adviser is to receive compensation payable quarterly, at the annual rate of 0.50% of the first $350 million of average daily net assets of the Fund, and 0.45% of the assets in excess of $350 million; the minimum annual fee shall be $350,000 plus .20% of the assets. The fees paid by the Fund to the Investment Adviser during the year ended December 31, 1999 were $391,047.
   Prior to September 1, 1999, Amway Management Company ("AMC") served as the Fund's investment adviser. Pursuant to an Advisory and Service Contract between the Fund and AMC, AMC provided certain administrative services to the Fund. The fees paid by the Fund to AMC pursuant to this contract during the YEARS ENDED December 31, 1999, 1998, and 1997, were $671,045, $864,715, and $727,102, respectively. Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Activa. Members of these families also indirectly own substantially all of the outstanding securities of AMC.
SUB-ADVISER
--------------------------------------------------------------------------------
   A Sub-Advisory Agreement has been entered into between the Investment Adviser and Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts (Sub-Adviser). Under the Sub-Advisory Agreement, the Adviser employs the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Adviser, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.
    Effective December 30, 1999, Wellington Management Company, LLP became the Fund's new Sub-Adviser. The compensation schedule under the new Sub-Advisory Agreement, which is further described below, provides for a reduction in Sub-Advisory fees as the size of the Fund's assets increases. The new Sub-Advisory agreement, compared to the Fund's prior sub-advisory agreement, provides for lower sub-advisory fees so long as the Fund's assets exceed approximately $78,000,000. In order to give the Fund the benefit of this reduction in fees, the Investment Adviser has agreed to waiver its Investment Advisory fees to the extent necessary so that its fees equal the lesser of (a) the amount otherwise payable under the Investment Advisory Agreement, and (b) the amount payable under the new Sub-Advisory Agreement, plus .20% of average net assets.
   As compensation for its services as the Fund's new Sub-Adviser, Wellington Management will receive a fee from the Fund's investment adviser at the annual rate of 0.30% of the first $350 million of average daily net assets of the Fund, and 0.25% of the assets in excess of $350 million; the minimum annual fee shall be $350,000. The annual compensation formerly paid by the Investment Adviser to Ark Asset Management Co., Inc. was 0.35% of Fund assets in excess of $200 million; larger percentage fees (up to a maximum of 0.45%) were paid if the Fund's assets were less than $200 million. The fees paid by the Investment Adviser to the Sub-Adviser during the year ended December 31, 1999 were $806,398.
PLAN OF DISTRIBUTION & PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------
   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, Activa provides shareholder services and services in connection with the sale and distribution of the Fund's shares and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. The maximum amount presently authorized by the Fund's Board of Trustees is 0.15 of 1% of the average daily net assets of the Fund. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Prior to September 1, 1999 AMC provided services pursuant to the Distribution Plan. During 1999 and 1998 the Fund paid $428,188 and $285,016, respectively, under the Distribution Plan for compensation. The services provided under the Distribution Plan during 1999 included printing and mailing of prospectuses $103,570 and general and administrative services $333,756 which services include employee related services, security registrations, Broker-Dealer Registration, and related office facility expenses.
   Amounts received by Activa pursuant to the Distribution Plan may be retained by Activa as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.

   Activa serves as the exclusive agent for sales of the Fund's shares pursuant to a Principal Underwriting Agreement. Previously Amway Management Company served as the Fund's Principal Underwriter. Prior to April 22, 1998, the Principal Underwriter received a sales commission of 3% of the offering price of the Fund's shares. The sales commission was eliminated when the Fund adopted the Distribution Plan. During the years ended December 31, 1998 and 1997, AMC received sales commissions of $473,151 and $513,417, respectively. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.
ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------
   Pursuant to the Administrative Agreement between the Fund and the Investment Adviser, the Investment Adviser provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, the provision of legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, the Investment Adviser pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of the Investment Adviser. For providing these services the Investment Adviser receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets beginning September 1, 1999. During the year ended December 31, 1999, total payments weRE $97,811.
   The Administrative Agreement provides that Activa is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence; (ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses;
(v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.
   Activa has provided administration to the Fund since September 1, 1999. Administrative services were previously provided to the Fund by AMC pursuant to the Advisory and Service Agreement between the Fund and AMC. See "Investment Adviser."
   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.
TRANSFER AGENT
--------------------------------------------------------------------------------
   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.
   In return for its services, the Fund pays the Transfer Agent, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.
CUSTODIAN
--------------------------------------------------------------------------------
   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.
AUDITORS
--------------------------------------------------------------------------------
   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
      The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.
   The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. PURCHASE OF SHARES
--------------------------------------------------------------------------------
   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made in your account at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Asset Management LLC" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Third party checks will not be accepted.
   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.
HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.

BY MAIL:
   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:
   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming by the telephone and telegram exchange and cannot be in certificate form unless the certificate is tendered with the request for redemption. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.

   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.

SPECIAL CIRCUMSTANCES:
   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 30 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.
   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.
   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.
EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
   Shares of each Fund may be exchanged for shares of any other Activa Fund.
   The above described Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.
ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------
   If the value of your account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 or close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record.
   The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.
INTERNET ADDRESS
--------------------------------------------------------------------------------
   Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.

FEDERAL INCOME TAX
--------------------------------------------------------------------------------
   The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. As the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, the Fund will be relieved of substantially all Federal income tax.
   For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will normally qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 20%.
   In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.
   On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If a shareholder buys shares just before the record date ("buying a dividend"), they will pay the full price for the shares, and then receive a portion of the price back as a taxable distribution.
   Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.
   Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.
   Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax adviser regarding the 20% withholding requirement.
   Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.
   Each shareholder is advised to consult with his tax adviser regarding the treatment of distributions to him under various state and local income tax laws.

INVESTMENT PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
   Following is the average annual total return percentages for one, five and ten years for the Fund for annual periods ended December 31, 1999.

   AVERAGE ANNUAL TOTAL
   RETURN FOR THE PERIODS            PAST              PAST               PAST
   ENDED DECEMBER 31, 1999          1 YEAR            5 YEARS           10 YEARS
--------------------------------------------------------------------------------

   ACTIVA VALUE FUND                  -6.70%             15.15%          11.90%
                                      -----              -----           -----
   RUSSELL 1000 VALUE                  7.35%             23.07%          15.60%
                                       ----              -----           -----
   S&P 500*                           21.04%             28.54%          18.20%
                                      -----              -----           -----
   *The S&P 500 Index represents an unmanaged index generally representative of the U.S. stock market. The Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Companies. Neither index is impacted by Fund operating expenses.
   Total return performance for the Fund is calculated by making an initial investment of $1,000 at the beginning of the period, in the Fund's shares at the net asset value (without sales charge) and reinvesting all ordinary income dividends and capital gain distributions paid during the period in additional shares at net asset value per share on the reinvestment dates. The illustration includes recurring expenses incurred by all shareholder accounts and not those incurred for specific shareholder purposes such as bank fees for wire transfers, Individual Retirement Accounts, or Profit-Sharing Trusts.
   The average annual total return for the Fund for a specific period is found by dividing the ending total value by the cost of the initial investment for the period and taking this quotient to the Nth root, then subtracting 1 (N represents the number of years in the period). The average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Such calculation is with all ordinary income dividends and capital gain distributions reinvested at net asset value exclusive of sales charges. No adjustment has been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders in the tax year received.
   Average annual total return percentages of the Fund will vary and the publication of performance results is not a representation as to future investment performance. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Net asset values of the Fund will fluctuate. Additional information about the performance of the Fund is contained in the Annual Shareholders Report which can be obtained without charge.
REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------
   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.
   At least once during each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.
   The financial statements for the Fund are contained in the Fund's 1998 Annual Report to Shareholders along with additional information about the performance of the Fund, which is incorporated herein by reference and may be obtained by writing or calling the Fund.

                           =====================================================
                                               ACTIVA
                                               VALUE
ACTIVA VALUE FUND                              FUND
(a Series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670
                                                              STATEMENT OF
                                                         ADDITIONAL INFORMATION





                                                             APRIL 29, 2000







                                                        ACTIVA MUTUAL FUND LOGO


















Printed in U.S.A.

                           =====================================================

                  ACTIVA MUTUAL FUND LOGO





                  STATEMENT OF ADDITIONAL
                        INFORMATION

       This  Statement of Additional  Information is not
    a prospectus.  Therefore,  it should be read only in
    conjunction  with  the  Prospectus,   which  can  be
    requested  from the Fund by writing  or  telephoning
    as indicated  above.  This  Statement of  Additional
    Information  relates to the  Prospectus for the Fund
    dated April 29, 2000.
         ----------------











          The date of this Statement of Additional
               Information is April 29, 2000.
                              --------------



ACTIVA GROWTH FUND
(a series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288
(800) 346-2670

Contents                                      Page
Organization of the Fund
Objectives, Policies, and
  Restrictions on the Fund's
  Investments
Additional Risks and Information
   Concerning Certain Investment
   Techniques
Brokerage Allocation

Principal Shareholders
Officers and Trustees of the Fund
Investment Adviser
Sub-Adviser
Plan of Distribution and Principal
  Underwriter
Administrative Agreement
Transfer Agent
Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Exchange Privilege
Additional Account Policies
Internet Address
Federal Income Tax
Reports to Shareholders and Annual Audit








Printed in U.S.A.

ORGANIZATION OF THE FUND
-------------------------------------------------------------------------------
   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998.
   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series. The Fund presently has only one class of shares.
   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholder will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees. OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
-------------------------------------------------------------------------------
   The primary investment objective of the Fund is long-term growth of capital. The Fund will attempt to meet its objectives by investing primarily in stocks that the Fund believes have long term growth potential. The Fund seeks to identify large capitalization stocks with sustainable above average earnings to growth.
FUNDAMENTAL INVESTMENT RESTRICTIONS
   The investment restrictions below have been adopted by the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.
   The Fund :
  1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.
  2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.
  3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;
  4.     May not borrow money, except to the extent permitted by applicable law;
  5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;
  6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and
         (b) invest in securities or other instruments issued by issuers that invest in real estate;
  7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

  8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
   The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or short sales against the box; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.
   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of other open-end registered investment companies.
   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.
   In view of the Fund's investment objective of long-term growth of capital, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where appropriate, in management's opinion. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions.
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------
   DERIVATIVES.
   ------------
   The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by State Street Research & Management Company (the "Sub-Adviser") to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.
   Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Sub-Adviser anticipates unusually high or low market volatility.
   The Sub-Adviser may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

   FUTURE CONTRACTS.
   -----------------
   Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.
   The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.
   Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.
   At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.
   In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.
   OPTION
   ------
   The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.
   Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.
   The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees or risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.
   The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.
   Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receiver an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.
   A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.
   OPTIONS ON FUTURES CONTRACTS
   ----------------------------
   An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a future contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.
   LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY
   -----------------------------------------------------
   The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets. The Fund applies a similar policy to options that are not commodities.
   As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.
   Nonhedging strategies typically involve special risks. The profitability of the Fund's nonhedging strategies will depend of the Sub-Adviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.
   Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market thereof. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures positions prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.
   SHORT SALES AGAINST THE BOX
   ---------------------------
   The Fund may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.
   SWAP ARRANGEMENTS
   -----------------
   The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.
   The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.
   Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.
   These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.
   REPURCHASE AGREEMENTS.
   ---------------------
   The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired-security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets. To the extent excludable under relevant regulatory interpretations, repurchase agreements involving U.S. Government securities are not subject to the Fund's investment restrictions which otherwise limit the amount of the Fund's total assets which may be invested in one issuer or industry.
   REVERSE REPURCHASE AGREEMENTS.
   ------------------------------
   The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.
   When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.
   WHEN-ISSUED SECURITIES.
   -----------------------
   The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

   RESTRICTED SECURITIES.
   ----------------------
   It is the Fund's policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.
   Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.
   FOREIGN INVESTMENTS.
   --------------------
   The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.
   ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issues by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.
   ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based tradings. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.
   The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or exporpriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.
   These risks are usually higher in less-develop countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economics that are based on only a few industries. The Fund may invest in the securities of issuers in countries with less developed economics as deemed appropriate by the Sub-Adviser. However, it is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economics.

   CURRENCY TRANSACTIONS.
   ----------------------
   The Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.
   SECURITIES LENDING.
   -------------------
   The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, irrevocable stand-by letters of credit issued by a bank, or repurchase agreements, or other similar investments. The investment of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.
   The Fund may receive a lending fee and will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery which are deemed by the Sub-Adviser or its agents to be of good financial standing.
   SHORT-TERM TRADING.
   -------------------
   The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.
   TEMPORARY AND DEFENSIVE INVESTMENTS.
   ------------------------------------
   The Fund may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Sub-Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

   INDUSTRY CLASSIFICATIONS.
   -------------------------
   In determining how much of the portfolio is invested in a given industry, the following industry classifications are currently used. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed-Mortgages" includes privates pools of nongovernment backed mortgages.

   Autos & Transportation           Consumer Discretionary             Financial Services
   ----------------------           ----------------------             ------------------
   Air Transport                    Advertising Agencies               Banks & Savings and Loans
   Auto parts                       Casino/Gambling                    Financial Data Processing
   Automobiles                         Hotel/Motel                         Services & Systems
   Miscellaneous                    Commercial Services                Insurance
         Transportation             Communications, Media &            Miscellaneous Financial
   Railroad Equipment                  Entertainment                   Real Estate Investment
   Railroads                        Consumer Electronics                    Trusts
   Recreational Vehicles &          Consumer Products                  Rental & Leasing Services:
        Boats                       Consumer Services                       Commercial
   Tires & Rubber                   Household Furnishings              Securities Brokerage &
   Truckers                         Leisure Time                            Services
                                    Photography
   Integrated Oils                  Printing & Publishing              Health Care
   ---------------                                                     -----------
   Oil: Integrated Domestic         Restaurants                        Drugs & Biotechnology
   Oil: Integrated International    Retail                             Health Care Facilities
                                    Shoes                              Health Care Services
                                    Textile Apparel                    Hospital Supply
                                       Manufacturers                   Service Miscellaneous
                                    Toys
Consumer Staples                    Financial Services                 Technology
----------------                    ------------------                 ----------
Beverages                           Banks & Savings and Loans          Communications Technology
Drug & Grocery Store                Financial Data Processing          Computer Software
      Chains                             Services & Systems            Computer Technology
Foods                               Insurance                          Electronics
Household Products                  Miscellaneous Financial            Electronics: Semi-
Tobacco                             Real Estate Investment                  Conductors/Components
                                         Trusts                        Miscellaneous Technology
Materials & Processing
----------------------
Agriculture                         Other Energy                       Utilities
Building & Construction             ------------                       ---------
Chemicals                           Gas Pipelines                      Miscellaneous Utilities
Containers & Packaging              Miscellaneous Energy               Utilities: Cable TV & Radio
Diversified Manufacturing           Offshore Drilling                  Utilities: Electrical
Engineering & Contracting           Oil & Gas Producers                Utilities: Gas Distribution
      Services                      Oil Well Equipment &               Utilities: Telecommunications
                                         Services                      Utilities: Water
Fertilizers
Forest Products                     Producer Durables
Gold & Precious Metals              ------------------
Miscellaneous Materials &           Aerospace
     Processing                     Electrical Equipment &
Non-Ferrous Metals                    Components
Office Supplies                     Electronics: Industrial
Paper & Forest Products               Components
                                    Industrial Products

Real Estate & Construction          Machine Tools
Steel                               Machinery
Textile Products                    Miscellaneous Equipment
                                    Miscellaneous Producer
Other                                    Durables
-----
Trust Certificates -                Office Furniture & Business
     Government Related                  Equipment
Lending                             Pollution Control and
Asset-backed Mortgages                   Environmental Services
Asset-backed-Credit Card            Production Technology
     Receivables                         Equipment
Miscellaneous                       Telecommunications
   Multi-Sector Companies                Equipment

   OTHER INVESTMENT COMPANIES
   --------------------------
   The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.

   DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS
   -----------------------------------------------
   The Fund may invest in long-term and short-term debt securities. Certain debt securities and money market instruments in which the Fund may invest are described below.
U.S. Government and Related Securities. U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:
o direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;
o obligations of U.S. Government agencies or instrumentalities, such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and
o obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.
   U.S. Government Securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

   U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.
   In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" (TIGRs") and "Certificates of Accrual on Treasury Securities ("CATS"), and may be deemed U.S. Government securities.
   The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.
   BANK MONEY INVESTMENTS
   ----------------------
   Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.
   U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.
   SHORT-TERM CORPORATE DEBT INSTRUMENTS
   -------------------------------------
   Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

   ZERO AND STEP COUPON SECURITIES
   -------------------------------
   Zero and step coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consist of the amortization of the discount between their purchase price and their maturity value, plus in the case of a step coupon, any fixed rate interest income. Zero coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The market value of such securities may be more volatile than that of securities which pay interest at regular intervals.
   COMMERCIAL PAPER RATINGS
   ------------------------
   Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Sub-Adviser.
   Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong positions within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)
   The rating Prime is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.
   In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.
BROKERAGE ALLOCATION
--------------------------------------------------------------------------------
   The Sub-Adviser's policy is to seek for its clients, including the Fund, what in the Sub-Adviser's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Sub-Adviser may do business, and the Sub-Adviser may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Sub-Adviser makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Sub-Adviser evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Sub-Adviser may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

   When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given by the Sub-Adviser to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Sub-Adviser's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases (including those contained in certain trading systems and used for portfolio analysis and modeling and also including software providing investment personnel with efficient access to current and historical data from a variety of internal and external sources) and portfolio evaluation services and relative performance of accounts.
   In the case of the Fund and other registered investment companies advised by the Sub-Adviser or its affiliates, the above services may include data relating to performance, expenses and fees of those investment companies and other investment companies. This information is used by the Trustees or Directors of the investment companies to fulfill their responsibility to oversee the quality of the Sub-Adviser's advisory contracts between the investment companies and the Sub-Adviser. The Sub-Adviser considers these investment company services only in connection with the execution of transactions on behalf of its investment company clients and not its other clients. Certain of the nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.
   The Sub-Adviser regularly reviews and evaluates the services furnished by broker-dealers. The Sub-Adviser's investment management personnel seek to evaluate the quality of the research and other services provided by various broker-dealer firms, and the results of these efforts are made available to the equity trading department, which uses this information as consideration to the extent described above in the selection of brokers to execute portfolio transactions.
   Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Sub-Adviser allocates the cost of the services to determine the proportion which is allocable to research or investment decision-making and the proportion allocable to other purposes. The Sub-Adviser pays directly from its own funds for that portion allocable to uses other than research or investment decision-making. Some research and execution services may benefit the Sub-Adviser's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer providing the services.
   The Sub-Adviser has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which the firm may expect to receive for services supplied to the Sub-Adviser or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.
   It is not the Sub-Adviser's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Sub-Adviser is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Sub-Adviser relies on the provisions of Section 28(e) of the Securities Exchange Act of 1934.
   In the case of the purchase of fixed income securities in underwriting transactions, the Sub-Adviser follows any instructions received from its clients as to the allocation of new issue discounts, selling commissions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Sub-Adviser may make such allocations to broker-dealers which have provided the Sub-Adviser with research and brokerage services.

   In some instances, certain clients of the Sub-Adviser request it to place all or part of the orders for their account with certain brokers or dealers, which in some cases provide services to those clients. The Sub-Adviser generally agrees to honor these requests to the extent practicable. Clients may request that the Sub-Adviser only effect transactions with the specified broker-dealers if the broker-dealers are competitive as to price and execution. Where the request is not so conditioned, the Sub-Adviser may be unable to negotiate commissions or obtain volume discounts or best execution. In cases where the Sub-Adviser is requested to use a particular broker-dealer, different commissions may be charged to clients making the requests. A client who requests the use of a particular broker-dealer should understand that it may lose the possible advantage which non-requesting clients derive from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved with directed brokerage is that, in an effort to achieve orderly execution of transactions, execution of orders that have designated particular brokers may, at the discretion of the trading desk, be delayed until execution of other non-designated orders has been completed.
   When more than one client of the Sub-Adviser is seeking to buy or sell the same security, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Sub-Adviser will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the size of the order, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time. Although sharing in large transactions may sometimes affect price or volume of shares acquired or sold, overall it is believed there may be an advantage in execution. The Sub-Adviser may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices, the transactions are allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price of such transactions. Exceptions may be made based on such factors as the size of the account and the size of the trade. For example, the Sub-Adviser may not aggregate trades where it believes that it is in the best interests of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable execution relative to other clients.
   During the year ended December 31, 1999, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $23,924. Transactions in the amount of $18,574,261, involving commissions of approximately $10,718, were directed to brokers because of research services provided during 1999. During the calendar year ended December 31, 1999 the portfolio turnover rate was 32.1%.
   The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 1999, the Fund owned no such securities. PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------
   Amway Corporation ("Amway") indirectly, as of February 18, 2000, owned 2,897,624 shares, or 91.22% of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Amway since they own, together with their spouses, substantially all of its outstanding securities. Amway is a Michigan manufacturer and direct selling distributor of home care and personal care products. If Amway were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the Fund and by causing the Fund to incur brokerage charges in connection with the redemption of Amway's shares. Amway has advised the Fund that it has no present intention of reducing its investment in the Fund; however, there can be no assurance that Amway will not reduce its investment in the Fund at some time in the future.
--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------
   The business affairs of the fund are managed and under the direction of the Board of Trustees. The following are the Officers and Trustees of the Fund or the Adviser or both, together with their principal occupations during the past five years:


NAME AND ADDRESS                 AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE YEARS
----------------                 ---         -----------         ------------------------------------
Richard A. DeWitt                86    Trustee of the Fund       President, DeWitt Land and
10001 Buttonwood Way             --                              Cattle Company (investments
Tequesta, Florida 33469                                          in land and cattle)






NAME AND ADDRESS                 AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE YEARS
----------------                 ---         -----------         ------------------------------------

Allan D. Engel*                  48    Trustee, Vice             Vice President, Real  Estate
                                 --
2905 Lucerne SE,                       President, Secretary      Operations - Enterprise
Suite 200                              and Assistant Treasurer   Capital, Inc. Formerly, Sr.
Grand Rapids, Michigan                 of the Fund; President,   Manager, Investments and Real
49546                                  and Secretary of the      Estate, Amway Corporation.
                                       Investment Adviser.       Director, President and
                                                                 Secretary of Amway Management
                                                                 Company (1981-1999). Trustee,
                                                                 Vice President and Secretary,
                                                                 Amway Mutual Fund (1981- 1999).

Donald H. Johnson                70    Trustee of the Fund       Retired, Former Vice
19017 Vintage Trace Circle       --                              President-Treasurer, SPX
Fort Myers, Florida                                              Corporation (Designs,
33912                                                            manufactures and markets
                                                                 products and services for the
                                                                 motor vehicle industry), 1986
                                                                 to 1994.

Walter T. Jones                  58    Trustee of the Fund       Retired, Former Senior Vice
936 Sycamore Ave.                --                              President-Chief Financial
Holland, Michigan                                                Officer, Prince Corporation.
49424

James J. Rosloniec*              55    Trustee, President and    President & Chief Operating
2905 Lucerne SE                  --    Treasurer of the Fund.    Officer, JVA Enterprises, LLC.
Suite 200                                                        President, Chief Executive
Grand Rapids, Michigan                                           Officer and Director, Enterprise
49546                                                            Capital, Inc.  Formerly, Vice
                                                                 President-Audit and Control,
                                                                 Amway Corporation (1991-2000).
                                                                 Director, Vice President and
                                                                 Treasurer of Amway Management
                                                                 Company (1984-1999). Trustee,
                                                                 President and Treasurer, Amway
                                                                 Mutual Fund, (1981-1999).

Richard E. Wayman                65    Trustee of the Fund       Retired, Former Finance
24578 Rutherford                 --                              Director, Amway Corporation,
Ramona, California                                               1976 to 1996
92065


                                               PENSION OR
      NAME OF PERSON,          TRUSTEE          RETIREMENT        ESTIMATED ANNUAL           TOTAL
         POSITION            COMPENSATION   BENEFITS ACCRUED AS       BENEFITS           COMPENSATION
                                               PART OF FUND        UPON RETIREMENT     PAID TO TRUSTEES
                                                 EXPENSES
Richard A. DeWitt               $8,000                -0-                     -0-          $8,000
                                 -----                                                      -----
Trustee
Allan D. Engel*                 $8,000                -0-                     -0-          $8,000
                                 -----                                                      -----
Trustee
Donald H. Johnson               $8,000                -0-                     -0-          $8,000
                                 -----                                                      -----
Trustee
Walter T. Jones                 $8,000                -0-                     -0-          $8,000
                                 -----                                                      -----
Trusstee
James J. Rosloniec              $8,000                -0-                     -0-          $8,000
                                 -----                                                      -----
Trustee
Richard E. Wayman               $8,000                -0-                     -0-          $8,000
                                 -----                                                      -----
Trustee

*These Trustees are interested persons under the Investment Company Act of 1940, as amended.
All Officers and certain Trustees of the Fund and the Investment Adviser are affiliated with Amway Corporation. The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 1999, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares").
INVESTMENT ADVISER
--------------------------------------------------------------------------------
   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management LLC (the "Investment Adviser"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Adviser will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.
   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. Absent the exemptive order, these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.
   The Investment Advisory Agreement between the Fund and the Investment Adviser became effective on September 1, 1999. For providing services under this contract, Activa is to receive compensation payable quarterly, at the annual rate of .70 of 1% of the average of the daily aggregate net asset value of the Fund on the first $25,000,000 of assets, .65% on the next $25,000,000, and .60% on assets in excess of $50,000,000. Activa also provides certain administrative services for the Fund pursuant to a separate agreement. The fees paid by the Fund to the Investment Adviser during the year ended December 31, 1999 were $69,526.
   Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Activa. Jay Van Andel and Richard M. DeVos are also controlling persons of Amway Corporation which, as of February 18, 2000, owned 2,897,624 shares, or 91.22%, of the outstanding shares of the Fund. See "Principal Shareholders."

SUB-ADVISER
--------------------------------------------------------------------------------
   A Sub-Advisory Agreement has been entered into between the Investment Adviser and State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111-2690 (Sub-Adviser). Under the Sub-Advisory Agreement, the Adviser employs the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Adviser, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.
   As compensation for the services rendered under the Sub-Advisory Agreement, the Investment Adviser has agreed to pay the Sub-Adviser a fee, which is computed daily and may be paid monthly, equal to the annual rates of .50% of the average of the daily aggregate net asset value of the Fund on the first $25,000,000 of assets, .45% on the next $25,000,000, and .40% on assets in excess of $50,000,000. The fees paid by the Investment Adviser to the Sub-Adviser during the year ended December 31, 1999 were $49,430.
PLAN OF DISTRIBUTION & PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------
   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Adviser provides shareholder services and services in connection with the sale and distribution of the Fund's shares and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. The maximum amount presently authorized by the Fund's Board of Trustees is 0.15 of the average daily net assets of the Fund. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
   Amounts received by the Adviser pursuant to the Distribution Plan may be retained by the Adviser as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.
   The Adviser acts as the exclusive agent for sales of shares of the Fund pursuant to a Principal Underwriting Agreement. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.
ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------
   Pursuant to the Administrative Agreement between the Fund and the Investment Adviser, the Investment Adviser provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, the provision of legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, the Investment Adviser pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of the Investment Adviser. For providing these services the Investment Adviser receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets. During the year ended December 31, 1999, total payments were $15,073.
   The Administrative Agreement provides that the Investment Adviser is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence;
(ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses; (v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.
   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.

TRANSFER AGENT
--------------------------------------------------------------------------------
   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.
   In return for its services, the Fund pays the Transfer Agent, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.
CUSTODIAN
--------------------------------------------------------------------------------
   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.
AUDITORS
--------------------------------------------------------------------------------
   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.
PRICING OF FUND SHARES
--------------------------------------------------------------------------------
      The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.
PURCHASE OF SHARES
--------------------------------------------------------------------------------
   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Asset Management LLC" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Third party checks will not be accepted.
   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.
HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.

BY MAIL:
--------
   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, limited liability companies, retirement plans, individual retirement accounts and profit sharing plans.

BY PHONE:
--------
   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming by the telephone and telegram exchange and cannot be in certificate form unless the certificate is tendered with the request for redemption. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.
   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, limited liability companies, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.
SPECIAL CIRCUMSTANCES:
---------------------
   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 30 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.
   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.
   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
   Shares of each Fund may be exchanged for shares of any other Activa Fund.
   The Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.
ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------
   If the value of your account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record.
   The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.
INTERNET ADDRESS
--------------------------------------------------------------------------------
Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.
FEDERAL INCOME TAX
--------------------------------------------------------------------------------
   The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. As the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, the Fund will be relieved of substantially all Federal income tax.
   For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will normally qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 20%.
   In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.
   On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If a shareholder buys shares just before the record date ("buying a dividend"), they will pay the full price for the shares, and then receive a portion of the price back as a taxable distribution.
   Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

   Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.
   Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax adviser regarding the 20% withholding requirement.
   Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.
   Each shareholder is advised to consult with his tax adviser regarding the treatment of distributions to him under various state and local income tax laws. REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------
   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.
   At least once each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.

                           =====================================================
                                              ACTIVA
                                              GROWTH
ACTIVA GROWTH FUND                            FUND
(a Series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670
                                                             STATEMENT OF
                                                        ADDITIONAL INFORMATION





                                                            April 29, 2000







                                                       ACTIVA MUTUAL FUND LOGO


















Printed in U.S.A.

                           =====================================================

                  ACTIVA MUTUAL FUND LOGO


                  STATEMENT OF ADDITIONAL
                        INFORMATION

       This  Statement of Additional  Information is not
    a prospectus.  Therefore,  it should be read only in
    conjunction  with  the  Prospectus,   which  can  be
    requested  from the Fund by writing  or  telephoning
    as indicated  above.  This  Statement of  Additional
    Information  relates to the  Prospectus for the Fund
    dated April 29, 2000.
          ---------------















          The date of this Statement of Additional
               Information is April 29, 2000.
                              --------------






ACTIVA INTERNATIONAL FUND
(a series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288
(800) 346-2670

Contents                                      Page
Organization of the Fund
Objectives, Policies, and
  Restrictions on the Fund's
  Investments
Securities Descriptions &
  Techniques
Risk Management & Return
  Enhancement Strategies

Portfolio Transactions & Brokerage
Principal Shareholders
Officers & Trustees of the Fund
Investment Adviser
Sub-Adviser
Plan of Distribution & Principal
  Underwriters
Administrative Agreement
Transfer Agent
Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Exchange Privilege
Additional Account Policies
Internet Address
Federal Income Tax
Reports to Shareholders
   and Annual Audit








Printed in U.S.A.

                            ACTIVA INTERNATIONAL FUND

ORGANIZATION OF THE FUND
-------------------------------------------------------------------------------
   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998.
   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series. The Fund presently has only one class of shares.
   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholder will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees. OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
-------------------------------------------------------------------------------
   The primary investment objective of the Fund is capital appreciation. The Fund will attempt to meet its objectives by investing primarily in common stock and equity-related securities of non-U.S. companies. The Fund's policy is to invest in a broadly diversified portfolio and not to concentrate investments in a particular industry or group of industries.
FUNDAMENTAL INVESTMENT RESTRICTIONS
   The investment restrictions below have been adopted by the Fund. Except wher otherwise noted, these investment restrictions are "fundamental" policies which under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented b proxy, or (b) more than 50% of the outstanding voting securities. The percentag limitations contained in the restrictions below apply at the time of the purchase of securities.
   The Fund :
  1. May not make any investment inconsistent with the Fund's classificatio as a diversified investment company under the Investment Company Act o 1940.
  2. May not purchase any security which would cause the Fund to concentrat its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.
  3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;
  4.     May not borrow money,except to the extent permitted by applicable law;
  5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;
  6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and
         (b) invest in securities or other instruments issued by issuers that invest in real estate;
  7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and
  8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
   The investment restrictions described below are not fundamental policies of the Fund and may be changed by their Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.
   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.
   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.
   In view of the Fund's investment objective of capital appreciation, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where, in management's opinion, such potential is no longer feasible or the risk of decline in the market price is too great. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions.
SECURITIES DESCRIPTIONS AND TECHNIQUES
-------------------------------------------------------------------------------
   The following discussion provides the various principal and non-principal investment policies and techniques employed by the Fund.
   EQUITY SECURITIES:
   -----------------
     COMMON STOCK is the most prevalent type of equity security. Common stockholders receive the residual value of the issuers earning and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.
     PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.
     WARRANTS give the Funds the option to buy the issuer's stock or other equity securities at a specified price. The Funds may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.
     CONVERTIBLE SECURITIES are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.
     Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
     The Fund treats convertible securities as equity securities for purposes of their investment policies and limitations, because of their unique characteristics.
   FIXED INCOME SECURITIES:
   ------------------------
     CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.
     ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.
     There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs, and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The sort maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.
     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars are issued by U.S. branches of foreign banks are referred to as Yankee instruments.
     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year. Insurance contracts include guaranteed investment contracts, funding agreements and annuities.
     GOVERNMENT OBLIGATIONS include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurances can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.
     PARTICIPATION INTERESTS represent an undivided interest in or assignment of a loan made by an issuing financial institution. Participation interests are primarily dependent upon the financial strength of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, a Fund could experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligations in connection with the participation, a Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.
In acquiring participation interests, the Sub-Adviser will conduct analysis and evaluation of the financial condition of each co-lender and participant to ensure that the participation interest meets a high quality standard and will continue to do so as long as it holds a participation. In conducting its analysis and evaluation, the Sub-Adviser will consider all relevant factors in determining the credit quality of the underlying or borrower, the amount and quality of the collateral, the terms of the loan participation agreement and other relevant agreements (including any intercreditor agreements), the degree to which the credit of an intermediary was deemed material to the decision to purchase the loan participation, the interest rate environment, and general economic conditions applicable to the borrower and the intermediary.
     VARIABLE AND FLOATING RATE INSTRUMENTS are generally not rated by credited rating agencies; however, the Sub-Adviser under guidelines established by the Trust's Board of Trustees will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. In making such determinations, the Sub-Adviser considers the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.
FOREIGN SECURITIES:
     Foreign securities are securities of issuers based outside the U.S. They are primarily denominate in foreign currencies and traded outside of the United States. In addition to the risks normally associated with equity and fixed income securities, foreign securities are subject to country risk and currency risks. Trading in certain foreign markets is also subject to liquidity risks.
     FOREIGN EXCHANGE CONTRACTS are used by a Fund to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars ("spot currency trades"). The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risk.
     FOREIGN GOVERNMENT SECURITIES generally consist of fixed income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
     Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including guasi-governmental agencies.
     DEPOSITORY RECEIPTS are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The Fund may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underling security may be denominated in a foreign currency, although the underlying security may be subject to foreign governmental taxes which would reduce the yield on such securities.
     EURODOLLAR CONVERTIBLE SECURITIES are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside the United States. The Fund may invest without limitation in Eurodollar convertible securities, subject to its investment policies and restrictions, that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies.
     EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from may countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations.
RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES
--------------------------------------------------------------------------------
   The Fund may engage in various portfolio strategies, including using derivatives, to reduce certain risks of its investments and to enhance return. The Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. These strategies include the use of foreign currency forward contracts, options, futures contracts and options thereon. The Fund's ability to use these strategies may be limited by various factors, such as market conditions, regulatory limits and tax considerations, and there can be no assurance that any of these strategies will succeed. If new financial products and risk management techniques are developed, the Fund may use them to the extent consistent with its investment objectives and polices.
     RISKS OF RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES. Participation in the options and futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. The Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If the Sub-Adviser's predictions of movements in the direction of the securities, foreign currency or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risk inherent in the use of options, foreign currency and futures contracts and options on futures contracts include (1) dependence on the Sub-Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the risk that the counterparty may be unable to complete the transaction; and (6) the possible liability of a Fund to purchase or sell a portfolio security at a disadvantageous time, due to the need for a Fund to maintain "cover" or to segregate assets in connection with hedging transactions.

DERIVATIVES:
     INDEX AND CURRENCY-LINKED SECURITIES are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Fund may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.
     MORTGAGE-RELATED SECURITIES are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.
     U.S. MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-thoughts." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
     The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.
     Government-related grantors include the Federal National Mortgage Association ("FNMA") and the Federal Home loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insure or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.
     Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. In the even higher than anticipated prepayments of principal, a Fund may be subject to reinvestment in a market of lower interest rates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A domestic or foreign CMO in which a Fund may invest is a hybrid between mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.
     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest maturity. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired.
     SYNTHETIC CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by Standard and Poor's.

OPTIONS AND FUTURES:
--------------------
     OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium", from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.
     The Fund may:
o Buy call options on foreign currency in anticipation of an increase in the value of the underlying asset.
o Buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset.
o Write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.
     STOCK INDEX OPTIONS. The Fund may also purchase put and call options with respect to the S&P 500 and other stock indices. The Fund may purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.
     The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.
     Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund purchases put or call options only with respect to an index which the Sub-Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     FOREIGN CURRENCY OPTIONS. The Fund may buy or sell put and call options on foreign currencies. A put or call option on foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Fund uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price of an in-the-money strike prices. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.
     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.
     FORWARD CURRENCY CONTRACTS. The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.
     FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts". Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.
     The Fund may buy and sell interest rate or financial futures, futures on indices, foreign currency exchange contracts, forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts.
     INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. The Fund may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures markets, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.
     The sale of an interest rate or financial future sale by a Fund obligates the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by a Fund obligates the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.
     Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. A Fund closes out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund receives the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, a Fund closes out a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     OPTIONS ON FUTURES CONTRACTS. The Fund may purchase options on the futures contracts it can purchase or sell, as describe above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell
(put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.
     Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the contract will note be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).
     RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the options or futures contract and movements in the price of the securities which are the subject of the hedge. The price of the contract may move more or less than the price of the securities being hedged. If the price of the contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the security being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the contract. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the contract which will not be completely offset by movements in the price of the securities which are subject to the hedge.
     When contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If a Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the contract that is not offset by a reduction in the price of securities purchased.
     Although the Fund intends to purchase or sell contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.
     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
     Successful use of futures by the Fund depends on the Sub-Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.
     In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS
     Except as described below under "Non Hedging Strategic Transactions", the Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. The Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. The Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.
     Upon the purchase of futures contracts, the Fund will deposit an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.
     These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of the Fund.
INTEREST RATE AND CURRENCY SWAPS:
     For hedging purposes, the Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in the exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.
     CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); and exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.
     SWAP OPTIONS. The Fund may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.
     SECURITIES SWAPS. The Fund may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.
     INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not in investment or a borrowing.

     RISKS ASSOCIATED WITH SWAPS. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactional only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.
     The Fund usually enter into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If the Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account of the full amount accrued on a daily basis of the fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.
     The Fund will not enter into any of these transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of the purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P).
SPECIAL TRANSACTIONS
     TEMPORARY INVESTMENTS. The Fund may temporarily depart from its principal investment strategies in response to adverse market, economic, political or other conditions by investing their assets in cash, cash items, and short-term, higher quality debt securities. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. A defensive posture taken by the Fund may result in the Fund failing to achieve its investment objective.
     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.
     "ROLL" TRANSACTIONS. The Fund may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitment agreements, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the even the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
     The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its custodian in which it will maintain liquid assets in an amount sufficient to meet is payment obligations with respect to these transactions. The Fund will not enter into roll transactions if, as a result, more than 15% of the fund's net assets would be segregated to cover such contracts.
NON-HEDGING STRATEGIC TRANSACTIONS
     The Fund's options, futures and swap transactions will generally be entered into for hedging purposes--to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. The Fund's net loss exposure resulting from transactions entered into for each purpose will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps".

     REPURCHASE AGREEMENTS are agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. Pursuant to such agreements, the Fund acquires securities from financial institutions as are deemed to be creditworthy by the Sub-Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements may be considered to be loans under the Investment Company Act.
   The Fund's custodian is required to take possession of the securities subject to repurchase agreements. The Sub-Adviser or the custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
     REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of a security to a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. A Fund will maintain in a segregated account with its custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks). Under the Investment Company Act, these agreements may be considered borrowings by the Funds, an are subject to the percentage limitations on borrowings describe below. The agreements are subject to the same types of risks as borrowings.
     WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
     The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Sub-Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceed 15% of the value of its net assets.
     When a Fund engages in when-issued, forward commitments and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.
     BORROWING. The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting form a borrowing remain fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
     SHORT SALES. The Fund may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange or other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.
     In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).
     Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short increase in value, than would otherwise be the case if it had not engage in such short sale. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
     As a matter of policy, the Fund will not make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.
     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund night be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested in purchasing such securities.
     The Fund may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Fund treats foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.
PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------
     Subject to policies established by the Trust's Board of Trustees, the Sub-Adviser executes the Fund's portfolio transactions and allocates the brokerage business. In executing such transactions, the Sub-Adviser seeks to obtain the best price and execution for the Fund, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. Securities in which the Fund invests may be traded in the over-the-counter markets, and the Fund deals directly with the dealers who make the markets in such securities except in those circumstances where better prices and execution are available elsewhere. The Sub-Adviser negotiates commission rates with brokers or dealers based on the quality or quantity of services provided in light of generally prevailing rates, and while the Sub-Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commissions available. The Board of Trustees of the Trust periodically reviews the commission rates and allocation of orders.
     The Fund has no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Subject to obtaining the best price and execution, brokers who sell shares of the Fund or provide supplemental research, market and statistical information and other research services and products to the Sub-Adviser may receive orders for transactions by the Fund. Such information, services and products are those which brokerage houses customarily provide to institutional investors, and include items such as statistical and economic data, research reports on particular companies and industries, and computer software used for research with respect on investment decisions. Information, services and products so received are in addition to and not in lieu of the services required to be performed by the Sub-Adviser under the Sub-Advisory Agreement, and the expenses of the

Sub-Adviser are not necessary reduced as a result to the receipt of such supplemental information, service and products. Such information, services and products may be useful to the Sub-Adviser in providing services to clients other than the Trust, and not all such information, services and products are used by the Sub-Adviser, in connection with the Fund. Similarly, such information, services and products provided to the Sub-Adviser by brokers and dealers through whom other clients of the Investment Adviser effect securities transactions may be useful to the Sub-Adviser in providing services to the Fund. The Sub-Adviser may pay higher commissions on brokerage transactions for the Fund to brokers in order to secure the information, services and products described above, subject to review by the Trust's Board of Trustees from time to time as to the extent and continuation of this practice.
     Although the Sub-Adviser makes investment decisions for the Trust independently from those of its other accounts, investment of the kind made by the Fund may often also be made by such other accounts. When the Sub-Adviser buys and sells the same security at substantially the same time on behalf of the Fund and one or more other accounts managed by the Sub-Adviser, the Sub-Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Sub-Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Fund and its other managed accounts, and the price paid to or received by the Fund and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Fund or the size of the position purchased or sold by the Fund.
     Securities trade in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's commission or discount. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.
     During the year ended December 31, 1999, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $124,096. Transactions in the amount of $1,340,809, involving commissions of approximately $2,790, were directed to brokers because of research services provided during 1999. During the calendar year ended December 31, 1999, the portfolio turnover rate was 87.6%.
     The Sub-Adviser furnishes investment advice to other clients. The other accounts may also make investments in the same investment securities and at the same time as the Fund. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to amount and price in a manner considered equitable to each, so that each receives, to the extent practicable, the average price of such transactions, which may or may not be beneficial to the Fund. The Board of Trustees of the Fund believes that the benefits of the Sub-Adviser's organization outweigh any limitations that may arise from simultaneous transactions.
     The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 1999, the Fund owned no such securities. PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------
   Amway Corporation ("Amway") indirectly, as of February 18, 2000, owned 2,897,624 shares, or 96.48%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Amway since they own, together with their spouses, substantially all of its outstanding securities. Amway is a Michigan manufacturer and direct selling distributor of home care and personal care products. If Amway were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the fund and by causing the Fund to incur brokerage charges in connection with the redemption of Amway's shares. Amway has advised the Fund that it has no present intention of reducing its investment in the Fund; however, there can be no assurance that Amway will not reduce its investment in the Fund at some time in the future.
--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------
   The business affairs of the fund are managed and under the direction of the Board of Trustees. The following are the Officers and Trustees of the Fund or the Adviser or both, together with their principal occupations during the past five years:


NAME AND ADDRESS                AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE YEARS
----------------                ---         -----------         ------------------------------------
Richard A. DeWitt               86    Trustee of the Fund       President, DeWitt Land and
10001 Buttonwood Way            --                              Cattle Company (investments
Tequesta, Florida 33469                                         in land and cattle)








NAME AND ADDRESS                AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE YEARS
----------------                ---         -----------         ------------------------------------

Allan D. Engel*                 48    Trustee, Vice             Vice President, Real Estate
2905 Lucerne SE,                --    President, Secretary      Operations - Enterprise
Suite 200                             and Assistant Treasurer   Capital, Inc. Formerly, Sr.
Grand Rapids, Michigan                of the Fund; President,   Manager, Investments and Real
49546                                 and Secretary of the      Estate, Amway Corporation.
                                      Investment Adviser.       Director, President and
                                                                Secretary of Amway Management
                                                                Company (1981-1999). Trustee,
                                                                Vice President and Secretary,
                                                                Amway Mutual Fund (1981- 1999).

Donald H. Johnson               70    Trustee of the Fund       Retired, Former Vice
19017 Vintage Trace Circle      --                              President-Treasurer, SPX
Fort Myers, Florida                                             Corporation (Designs,
33912                                                           manufactures and markets
                                                                products and services for the
                                                                motor vehicle industry), 1986
                                                                to 1994.

Walter T. Jones                 58    Trustee of the Fund       Retired, Former Senior Vice
936 Sycamore Ave.               --                              President-Chief Financial
Holland, Michigan                                               Officer, Prince Corporation
49424

James J. Rosloniec*             55    Trustee, President and    President & Chief Operating
2905 Lucerne SE                 --    Treasurer of the Fund.    Officer, JVA Enterprises, LLC.
Suite 200                                                       President, Chief Executive
Grand Rapids, Michigan                                          Officer and Director, Enterprise
49546                                                           Capital, Inc. Formerly, Vice
                                                                President-Audit and Control,
                                                                Amway Corporation (1991-2000).
                                                                Director, Vice President and
                                                                Treasurer of Amway Management
                                                                Company (1984-1999). Trustee,
                                                                President and Treasurer, Amway
                                                                Mutual Fund, (1981-1999).

Richard E. Wayman               65    Trustee of the Fund       Retired, Former Finance
24578 Rutherford                --                              Director, Amway Corporation,
Ramona, California                                              1976 to 1996
92065


                                                PENSION OR
      NAME OF PERSON,          TRUSTEE           RETIREMENT        ESTIMATED ANNUAL           TOTAL
         POSITION            COMPENSATION    BENEFITS ACCRUED AS       BENEFITS            COMPENSATION
                                                PART OF FUND        UPON RETIREMENT      PAID TO TRUSTEES
                                                  EXPENSES
Richard A. DeWitt               $8,000              -0-                  -0-                 $8,000
                                 -----                                                        -----
Trustee
Allan D. Engel*                 $8,000              -0-                  -0-                 $8,000
                                 -----                                                        -----
Trustee
Donald H. Johnson               $8,000              -0-                  -0-                 $8,000
                                 -----                                                        -----
Trustee
Walter T. Jones                 $8,000              -0-                  -0-                 $8,000
                                 -----                                                        -----
Trusstee
James J. Rosloniec              $8,000              -0-                  -0-                 $8,000
                                 -----                                                        -----
Trustee
Richard E. Wayman               $8,000              -0-                  -0-                 $8,000
                                 -----                                                        -----
Trustee

   *These Trustees are interested persons under the Investment Company Act of 1940, as amended.
   All Officers and certain Trustees of the Fund and the Investment Adviser are affiliated with Amway Corporation. The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 1999, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund own, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares"). INVESTMENT ADVISER
--------------------------------------------------------------------------------
   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management LLC (the "Investment Adviser"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Advisor will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.
   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. Absent the exemptive order, these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.
   The Investment Advisory Agreement between the Fund and Activa became effective on June 11, 1999. For providing services under this contract, Activa is to receive compensation payable quarterly, at the annual rate of .85 of 1% on the average of the daily aggregate net asset value of the Fund on the first $50,000,000 of assets and .75% on the assets in excess of $50,000,000. Activa also provides certain administrative services for the Fund pursuant to a separate agreement. The fees paid by the Fund to the Investment Adviser during the year ended December 31, 1999 were $92,574.
   Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Activa. Jay Van Andel and Richard M. DeVos are also controlling persons of Amway Corporation which, as of February 18, 2000, owned 2,897,624 shares, or 96.48%, of the outstanding shares of the Fund. See "Principal Shareholders."

SUB-ADVISER
--------------------------------------------------------------------------------
   A Sub-Advisory Agreement has been entered into between the Investment Adviser and Nicholas-Applegate Capital Management, 600 West Broadway, 30th Floor, San Diego, California 92101 (Sub Adviser). Under the Sub-Advisory Agreement, the Adviser employes the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Adviser, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.
   As compensation for the services rendered under the Sub-Advisory Agreement, the Investment Adviser has agreed to pay the Sub-Adviser a fee, which is computed daily and may be paid quarterly, equal to the annual rates of .65 of 1% of the average of the daily aggregate net asset value of the Fund on the first $50,000,000 of assets and .55% on the assets in excess of $50,000,000. The fees paid by the Investment Adviser to the Sub-Adviser during the year ended December 31, 1999 were $70,092.
PLAN OF DISTRIBUTION & PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------
   The Trust has adopted a Plan and Agreement of Distribution ("Distribution Plan"). Under the Distribution Plan, the Adviser provides shareholder services and services in connection with the sale and distribution of the Fund's shares and is compensated at a maximum annual rate of 0.25 of 1% of the average daily net assets of the Fund. The maximum amount presently authorized by the Fund's Board of Trustees is 0.15 of 1% of the average daily net assets of the Fund. Since these fees are paid from Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
    Amounts received by the Adviser pursuant to the Distribution Plan may be retained by the Adviser as compensation for its services, or paid to other investment professionals who provide services in connection with the distribution of Fund shares. The Trustees will review the services provided and compensation paid pursuant to the Distribution Plan no less often than quarterly.
   The Adviser acts as the exclusive agent for sales of shares of the Fund pursuant to a Principal Underwriting Agreement. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.
ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------
   Pursuant to the Administrative Agreement between the Fund and the Investment Adviser, the Investment Adviser provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, the provision of legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, the Investment Adviser pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of the Investment Adviser. For providing these services the Investment Adviser receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets. DURING THE YEAR ENDED DECEMBER 31, 1999, TOTAL PAYMENTS WERE $92,574.
   The Administrative Agreement provides that the Investment Adviser is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence;
(ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses; (v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.

   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.
TRANSFER AGENT
--------------------------------------------------------------------------------
   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.
   In return for its services, the Fund pays the Transfer Agent, a fee of $1.167 per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.
CUSTODIAN
--------------------------------------------------------------------------------
   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.
AUDITORS
--------------------------------------------------------------------------------
   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.
PRICING OF FUND SHARES
--------------------------------------------------------------------------------
   The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.
PURCHASE OF SHARES
--------------------------------------------------------------------------------
   In order to purchase shares for a new account, the completion of an application form is required. The minimum initial investment is $500 or more. Additional investments of $50 or more can be made at any time by using the lower portion of your account statement. Checks should be made payable to "Activa Asset Management LLC" and mailed to 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. Third party checks will not be accepted.
   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.
HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   Each Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption charge by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. Shares can be redeemed by the mail, telephone or telegram. If the value of your account is $10,000 or more, you may arrange to receive periodic cash payments. Please contact the Fund for more information. Redemption proceeds may be delayed until investments credited to your account have been received and collected.
BY MAIL:
--------
   When redeeming by mail, when no certificates have been issued, send a written request for redemption to Activa Asset Management LLC, 2905 Lucerne SE, Suite 200, Grand Rapids, Michigan 49546. The request must state the dollar amount or shares to be redeemed, including your account number and the signature of each account owner, signed exactly as your name appears on the records of the Fund. If a certificate has been issued to you for the shares being redeemed, the certificate (endorsed or accompanied by a signed stock power) must accompany your redemption request, with your signature guaranteed by a bank, broker, or other acceptable financial institution. Additional documents will be required for corporations, trusts, partnerships, limited liability companies, retirement plans, individual retirement accounts and profit sharing plans.
BY PHONE:
---------
   At the time of your investment in the Fund, or subsequently, you may elect on the Fund's application to authorize the telephone or telegram exchange or redemption option. You may redeem shares under this option by calling the Fund at the number indicated on the front of this Prospectus on any business day. Requests received after 4:00 p.m. when the market has closed will receive the next day's price. By establishing the telephone or telegram exchange or redemption option, you authorize the Transfer Agent to honor any telephone or telegram exchange or redemption request from any person representing themselves to be the investor. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges or redemptions unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before redeeming by the telephone and telegram exchange and cannot be in certificate form unless the certificate is tendered with the request for redemption. Certificated shares cannot be redeemed by the telephone and telegram exchange. All redemption proceeds will be forwarded to the address of record or bank designated on the account application.
   The Transfer Agent and the Fund have reserved the right to change, modify, or terminate the telephone or telegram exchange or redemption option at any time. Before this option is effective for a corporation, partnership, limited liability company, or other organizations, additional documents may be required. This option is not available for Profit-Sharing Trust and Individual Retirement Accounts. The Fund and the Transfer Agent disclaim responsibility for verifying the authenticity of telephone and telegram exchange or redemption requests which are made in accordance with the procedures approved by shareholders.
SPECIAL CIRCUMSTANCES:
---------------------
   In some circumstances a signature guarantee may be required before shares are redeemed. These circumstances include a change in the address for an account within the last 30 days, a request to send the proceeds to a different payee or address from that listed for the account, or a redemption request for $100,000 or more. A signature guarantee may be obtained from a bank, broker, or other acceptable financial institution. If a signature guarantee is required, we suggest that you call us to ensure that the signature guarantee and redemption request will be processed correctly.
   Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.
   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.
EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
   Shares of each Fund may be exchanged for shares of any other Activa Fund.
   The Exchange Privilege may be exercised by sending written instruction to the Transfer Agent. See "How Shares Are Redeemed" for applicable signatures and signature guarantee requirements. Shareholders may authorize telephone or telegram exchanges or redemptions by making an election on your application. Procedures required by the Fund to ensure that a shareholder's requested telephone or telegram transaction is genuine include identification by the shareholder of the account by number, recording of the requested transaction and sending a written confirmation to shareholders reporting the requested transaction. The Fund is not responsible for unauthorized telephone or telegram exchanges unless the Fund fails to follow these procedures. Shares must be owned for 10 business days before exchanging and cannot be in certificate form unless the certificate is tendered with the request for exchange. Exchanges will be accepted only if the registration of the two accounts is identical. Exchange redemptions and purchases are effected on the basis of the net asset value next determined after receipt of the request in proper order by the Fund. In the case of exchanges into the Money Market Fund, dividends generally commence on the following business day. For federal and state income tax purposes, an exchange is treated as a sale and may result in a capital gain or loss.
ADDITIONAL ACCOUNT POLICIES
--------------------------------------------------------------------------------
   If the value of your account falls below $100, the Fund may mail you a notice asking you to bring the account back to $100 or close it out. If you do not take action within 60 days, the Fund may sell your shares and mail the proceeds to you at the address of record.
   The Fund does not permit market-timing or other abusive trading practices. Excessive, short-term (market-timing) and other abusive trading practices may disrupt portfolio trading strategies and harm Fund performance. To minimize harm to the Fund and its shareholders, each Fund reserves the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading.

INTERNET ADDRESS
--------------------------------------------------------------------------------
   Activa's Web site is located at activafunds.com. Our Web site offers further information about the Activa Funds.
FEDERAL INCOME TAX
--------------------------------------------------------------------------------
   The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. As the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, the Fund will be relieved of substantially all Federal income tax.
   For Federal income tax purposes, distributions of net investment income and any capital gains will be taxable to shareholders. Distributions of net investment income will normally qualify for the 70% deduction for dividends received by corporations. After the last dividend and capital gains distribution in each year, the Fund will send you a statement of the amount of the income and capital gains which you should report on your Federal income tax return. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or reinvested in additional shares of the Fund. Qualified long-term capital gain dividends received by individual shareholders are taxed a maximum rate of 20%.
   In addition, shareholders may realize a capital gain or loss when shares are redeemed. For most types of accounts, the Fund will report the proceeds of redemptions to shareholders and the IRS annually. However, because the tax treatment also depends on the purchase price and a shareholder's personal tax position, you should also keep your regular account statements to use in determining your tax.
   On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If a shareholder buys shares just before the record date ("buying a dividend"), they will pay the full price for the shares, and then receive a portion of the price back as a taxable distribution.
   Also, under the Code, a 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ended December 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the prior calendar year, minus any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.
   Under certain circumstances, the Fund will be required to withhold 31% of a shareholder's distribution or redemption from the Fund. These circumstances include failure by the shareholder to furnish the Fund with a proper taxpayer identification number; notification of the Fund by the Secretary of the Treasury that a taxpayer identification number is incorrect, or that withholding should commence as a result of the shareholder's failure to report interest and dividends; and failure of the shareholder to certify, under penalties of perjury, that he is not subject to withholding. In this regard, failure of a shareholder who is a foreign resident to certify that he is a nonresident alien may result in 31% of his redemption proceeds and 31% of his capital gain distribution being withheld. In addition, such a foreign resident may be subject to a 30% or less, as prescribed by an applicable tax treaty, withholding tax on ordinary income dividends distributed unless he qualifies for relief under an applicable tax treaty.
   Trustees of qualified retirement plans are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRA's or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders should consult their tax adviser regarding the 20% withholding requirement.
   Prior to purchasing shares of the Fund, the impact of any dividends or capital gain distributions which are about to be declared should be carefully considered. Any such dividends and capital gain distributions declared shortly after you purchase shares will have the effect of reducing the per share net asset value of your shares by the amount of dividends or distributions on the ex-dividend date. All or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates.
   Each shareholder is advised to consult with his tax adviser regarding the treatment of distributions to him under various state and local income tax laws. REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------
   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.
   At least once each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.

                           =====================================================
                                           ACTIVA
                                           INTERNATIONAL
ACTIVA INTERNATIONAL FUND                  FUND
(a Series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670
                                                          STATEMENT OF
                                                     ADDITIONAL INFORMATION





                                                         April 29, 2000







                                                    ACTIVA MUTUAL FUND LOGO


















Printed in U.S.A.

                           =====================================================

                               ACTIVA MUTUAL FUND
                                    FORM N-1A

                                     PART B

    Information Required in a Statement of Additional Information for Class R

               ACTIVA MUTUAL FUND LOGO


                        CLASS R
                STATEMENT OF ADDITIONAL
                      INFORMATION

     This  Statement of Additional  Information is not
  a prospectus.  Therefore,  it should be read only in
  conjunction  with the Class R Prospectus,  which can
  be   requested   from   the  Fund  by   writing   or
  telephoning  as indicated  above.  This Statement of
  Additional   Information  relates  to  the  Class  R
  Prospectus for the Fund dated April 29, 2000.
                                ---------------
     Class R shares are  available  only to tax-exempt
  retirement and benefits  plans of Amway  Corporation
  and its  affiliates.  The Fund also  offers  Class A
  shares,  which  are  available  to  members  of  the
  general  public.   Information   about  Class  A  is
  contained in the Class A prospectus dated April 29,
  2000, which is available upon request.    ----------
  -----






        The date of this Statement of Additional
             Information is April 29, 2000.
                            --------------



ACTIVA VALUE FUND
(a series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288
(800) 346-2670

Contents                                      Page
Organization of the Fund
Objectives, Policies, and
  Restrictions on the Fund's
  Investments
Additional Risks & Information
   Concerning Certain Investment
   Techniques
Portfolio Transactions and
  Brokerage
Principal Shareholders
Officers and Trustees of the Fund
Investment Adviser
Sub-Adviser
Principal Underwriter
Administrative Agreement
Transfer Agent
Custodian
Auditors
Pricing of Fund Shares
Purchase of Shares
How Shares are Redeemed
Federal Income Tax
Investment Performance Information
Reports to Shareholders and Annual Audit









Printed in U.S.A.

                               ACTIVA MUTUAL FUND

ORGANIZATION OF THE FUND
--------------------------------------------------------------------------------
   The Fund is a series of Activa Mutual Fund Trust, an open-end diversified management investment company which was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc., which was organized as a Delaware corporation on February 13, 1970.
   The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series.
   Shares of beneficial interest of Class A are offered to members of the general public. When issued, shares of Class A will be fully paid and non-assessable. The Board of Trustees of the Fund has authorized Class R, which is offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. Each share of Class A and Class R will represent an equal proportionate interest in the Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions, except that (a) expenses allocated to a particular Class ("Class Expenses") will be borne solely by that Class, and (b) each Class will have exclusive voting rights with respect to matters affecting only that Class. Examples of Class Expenses include: (1) Rule 12b-1fees, (2) transfer agent and shareholder services fees attributable to a specified Class, (3) stationary, printing, postage, and delivery expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a Class, (4) Blue Sky registration fees incurred by a Class, (5) SEC registration fees incurred by a Class, (6) trustees' fees or expenses incurred as a result of issues relating to one Class, (8) accounting fees relating solely to one Class, (9) litigation expenses and legal fees and expenses relating to a particular Class, and (10) expenses incurred in connection with shareholders meetings as a result of issues relating to one Class. Shares are freely transferable and have no preemptive, subscription or conversion rights.
   The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, shareholders will be entitled to one vote for each dollar of net asset value (or a proportionate fractional vote with respect to fractional dollar amounts) on all matters presented to shareholders, including the election of Trustees. OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------
   The primary investment objective of the Fund is capital appreciation. The Fund will attempt to meet its objectives by investing primarily in stocks and convertible securities that the Fund believes have long term gorwth potential. Income may be a factor in portfolio selection but is secondary to the principal objective. The Fund's policy is to invest in a broadly diversified portfolio and not to concentrate investments in a particular industry or group of industries. Fundamental Investment Restrictions
   The investment restrictions below have been adopted by the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.
   The Fund :
  1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

  2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments.
  3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;
  4.     May not borrow money, except to the extent permitted by applicable law;
  5. May not underwrite securities or other issues, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;
  6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and
         (b) invest in securities or other instruments issued by issuers that invest in real estate;
  7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interests rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and
  8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
   The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Fund's Trustees. These non-fundamental investment policies require that the Fund: (i) may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid; (ii) may not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities; (iii) may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; (iv) may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowings.
   Not withstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.
   There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.
   In view of the Fund's investment objective of capital appreciation, with income as a secondary objective, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where, in management's opinion, such potential is no longer feasible or the risk of decline in the market price is too great. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions.

ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------
   DERIVATIVES.
   ------------
   The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by Ark Asset Management Company (the "Sub-Adviser") to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.
   Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Sub-Adviser anticipates unusually high or low market volatility.
   The Sub-Adviser may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.
   FUTURE CONTRACTS.
   -----------------
   Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.
   The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.
   Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.
   At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.
   In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.
   OPTION
   ------
   The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

   Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.
   The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees or risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.
   The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.
   Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receiver an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.
   A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.
   OPTIONS ON FUTURES CONTRACTS
   ----------------------------
   An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a future contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.
   Limitations and Risks of Options and Futures Activity
   The Fund may no establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets. The Fund applies a similar policy to options that are not commodities.
   As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.
   Nonhedging strategies typically involve special risks. The profitability of the Fund's nonhedging strategies will depend of the Sub-Adviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.
   Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market thereof. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures positions prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.
   SHORT SALES AGAINST THE BOX
   ---------------------------
   The Fund may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.
   SWAP ARRANGEMENTS
   -----------------
   The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.
   The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.
   Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.
   These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.
   REPURCHASE AGREEMENTS.
   ----------------------
   The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired-security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets. To the extent excludable under relevant regulatory interpretations, repurchase agreements involving U.S. Government securities are not subject to the Fund's investment restrictions which otherwise limit the amount of the Fund's total assets which may be invested in one issuer or industry.

   REVERSE REPURCHASE AGREEMENTS.
   ------------------------------
   The Fund may enter into reverse repurchase agreements. However, the Fund may not engage in reverse repurchase agreements in excess of 5% of the Fund's total assets. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.
   When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.
   WHEN-ISSUED SECURITIES.
   -----------------------
   The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.
   RESTRICTED SECURITIES.
   ----------------------
   It is the Fund's policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.
   Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.
   FOREIGN INVESTMENTS.
   --------------------
   The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.
   ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issues by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.
   ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based tradings. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

   The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or exporpriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.
   These risks are usually higher in less-develop countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economics that are based on only a few industries. The Fund may invest in the securities of issuers in countries with less developed economics as deemed appropriate by the Sub-Adviser. However, it is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economics.
   CURRENCY TRANSACTIONS.
   ----------------------
   The Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.
   SECURITIES LENDING.
   -------------------
   The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, irrevocable stand-by letters of credit issued by a bank, or repurchase agreements, or other similar investments. The investment of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.
   The Fund may receive a lending fee and will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery which are deemed by the Sub-Adviser or its agents to be of good financial standing.
   SHORT-TERM TRADING.
   -------------------
   The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.
   TEMPORARY AND DEFENSIVE INVESTMENTS.
   ------------------------------------
   The Fund may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Sub-Adviser, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Fund may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S.

Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.
   INDUSTRY CLASSIFICATIONS.
   -------------------------
   For purposes of fundamental investment restrictions regarding industry concentration, the Sub-Adviser may classify by industry in accordance with classification set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if the Sub-Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issue make it more appropriately considered to be engaged in a different industry, the Sub-Adviser may classify accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents.
   COMPUTER-RELATED RISKS
   ----------------------
   Many mutual funds and other companies that issue securities, as well as government entities upon whom those mutual funds and companies depend, may be adversely affected by computer systems (whether their own systems or systems of their service providers) that do not properly process dates beginning with January 1, 2000 and information related to those dates.
   The Sub-Adviser currently is in the process of reviewing its internal computer systems as they related to the Fund, as well as the computer systems of those service providers upon which the Fund relies, in order to obtain reasonable assurances that the Fund will not experience a material adverse impact related to the problem. The Fund does not currently anticipate that the problem will have a material adverse impact on its portfolio investments, taken as a whole. There can be no assurances in the area, however, including the possibility that the problem could negatively affect the investment markets or the economy generally.
   OTHER INVESTMENT COMPANIES
   --------------------------
   The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.
   DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS
   -----------------------------------------------
   The Fund may invest in long-term and short-term debt securities. Certain debt securities and money market instruments in which the Fund may invest are described below.
   U.S. Government and Related Securities. U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:
o direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;
o obligations of U.S. Government agencies or instrumentalities, such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and
o obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.
   U.S. Government Securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

   U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.
   In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" (TIGRs") and "Certificates of Accrual on Treasury Securities ("CATS"), and may be deemed U.S. Government securities.
   The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.
   BANK MONEY INVESTMENTS
   ----------------------
   Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.
   U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.
   SHORT-TERM CORPORATE DEBT INSTRUMENTS
   -------------------------------------
   Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.
   ZERO AND STEP COUPON SECURITIES
   -------------------------------
   Zero and step coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consist of the amortization of the discount between their purchase price and their maturity value, plus in the case of a step coupon, any fixed rate interest income. Zero coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The market value of such securities may be more volatile than that of securities which pay interest at regular intervals.

   COMMERCIAL PAPER RATINGS
   ------------------------
   Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Sub-Adviser.
   Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong positions within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)
   The rating Prime is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.
   In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.
PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------
   It is the policy of the Fund when purchasing and selling portfolio securities to obtain the highest possible price on sales and the lowest possible price on purchases of securities, consistent with the best execution of portfolio transactions. Activa Asset Management, LLC, the ("Investment Adviser"), or the Sub-Advisers will select the brokers and resulting allocation of brokerage commission; but, the Investment Adviser's practice is subject to review by the Board of Trustees of the Fund, which has the primary responsibility in this regard, and must be consistent with the policies stated above.
   The Investment Adviser and Sub-Adviser, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders, which includes best net prices. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity, and nature of each firm's professional services which include execution, clearance procedures, wire service quotations, research information, statistical, and other services provided to the Fund, Adviser, and the Sub-Adviser. Any research benefits derived by the Sub-Adviser are available to all clients of the Sub-Adviser. Since research information, statistical and other services are only supplementary to the research efforts of the Sub-Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce expenses.
   Also, subject to the policy of seeking best price and execution of orders, certain Fund expenses may be paid through the use of directed brokerage commissions. While the Sub-Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Fund.
   During the years ended December 31, 1999, 1998 and 1997, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $730,824, $358,825, and $301,990, respectively. Transactions in the amount of $113,640,730, involving commissions of approximately $142,616, were directed to brokers because of research services provided during 1998. During the calendar year ended December 31, 1999 the portfolio turnover rate was 144.5% which was an increase over the previous year's rate of 101.1% resulting from the change in the Fund's sub-adviser and the restructuring of the Fund's portfolio.

   The Sub-Adviser furnishes investment advice to other clients. The other accounts may also make investments in the same investment securities and at the same time as the Fund. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to amount and price in a manner considered equitable to each, so that each receives, to the extent practicable, the average price of such transactions, which may or may not be beneficial to the Fund. The Board of Trustees of the Fund believes that the benefits of the Sub-Adviser's organization outweigh any limitations that may arise from simultaneous transactions.
   The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 1999, the Fund owned no such securities. PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------
   Amway Corporation indirectly, as of February 18, 2000, owned 842,738 shares, or 3.43%, of the outstanding shares of the Fund. Jay Van Andel and Richard M. DeVos are controlling persons of Amway Corporation since they own, together with their spouses, substantially all of its outstanding securities. Amway Corporation is a Michigan manufacturer and direct selling distributor of home care and personal care products. Jay Van Andel owns all the outstanding securities of JVA Properties Corporation, the General Partner for JVA Enterprises Limited Partnership, which owns, as of February 18, 2000, 7,477,289 shares, or 30.43%, of the outstanding shares of the Fund. The Jay and Betty Van Andel Foundation, as of February 18, 2000, owns 1,919,507 shares, or 7.81%, of the outstanding shares of the Fund. No other person is known by the Fund to own of record or beneficially 5% or more of the Fund's shares.
   As noted above, Jay Van Andel together with his spouse beneficially owns more than 25% of the Fund's voting securities. Accordingly, he may be deemed to control the Fund.
   If any of the Fund's principal shareholders were to substantially reduce its investment in the Fund, it could have an adverse effect on the Fund by decreasing the size of the Fund and by causing the Fund to incur brokerage charges in connection with the redemption of the Fund's shares.
OFFICERS AND TRUSTEES OF THE FUND
--------------------------------------------------------------------------------
   The business affairs of the fund are managed and under the direction of the Board of Trustees. The following are the Officers and Trustees of the Fund or the Adviser or both, together with their principal occupations during the past five years:

NAME AND ADDRESS                 AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE YEARS
----------------                 ---         -----------         -------------------------------------
Richard A. DeWitt                86    Trustee of the Fund       President, DeWitt Land and
10001 Buttonwood Way             --                              Cattle Company (investments
Tequesta, Florida 33469                                          in land and cattle)

Allan D. Engel*                  48    Trustee, Vice             Vice President, RealEstate
2905 Lucerne SE,                 --    President, Secretary      Operations - Enterprise
Suite 200                              and Assistant Treasurer   Capital, Inc. Formerly, Sr.
Grand Rapids, Michigan                 of the Fund; President,   Manager, Investments and Real
49546                                  and Secretary of the      Estate,  Amway Corporation.
                                       Investment Adviser.       Director, President and
                                                                 Secretary of  Amway Management
                                                                 Company (1981-1999). Trustee,
                                                                 Vice President and Secretary,
                                                                 Amway Mutual Fund (1981- 1999).

Donald H. Johnson                70    Trustee of the Fund       Retired, Former Vice
19017 Vintage Trace Circle       --                              President-Treasurer, SPX
Fort Myers, Florida                                              Corporation (Designs,
33912                                                            manufactures and markets
                                                                 products and services for the
                                                                 motor vehicle industry), 1986
                                                                 to 1994.

Walter T. Jones                  58    Trustee of the Fund       Retired, Former Senior Vice
936 Sycamore Ave.                --                              President-Chief Financial
Holland, Michigan                                                Officer, Prince Corporation.
49424





NAME AND ADDRESS                 AGE         OFFICE HELD         PRINCIPAL OCCUPATION LAST FIVE YEARS
----------------                 ---         -----------         -------------------------------------
James J. Rosloniec*              55    Trustee, President and    President & Chief Operating
2905 Lucerne SE                  --    Treasurer of the Fund.    Officer, JVA Enterprises, LLC.
Suite 200                                                        President, Chief Executive
Grand Rapids, Michigan                                           Officer and Director, Enterprise
49546                                                            Capital, Inc.  Formerly, Vice
                                                                 President-Audit and Control,
                                                                 Amway Corporation (1991-2000).
                                                                 Director, Vice President and
                                                                 Treasurer of Amway Management
                                                                 Company (1984-1999). Trustee,
                                                                 President and Treasurer, Amway
                                                                 Mutual Fund, (1981-1999).

Richard E. Wayman                65    Trustee of the Fund       Retired, Former Finance
24578 Rutherford                 --                              Director, Amway Corporation,
Ramona, California                                               1976 to 1996
92065



                                                PENSION OR
      NAME OF PERSON,          TRUSTEE           RETIREMENT        ESTIMATED ANNUAL     TOTAL COMPENSATION
         POSITION            COMPENSATION    BENEFITS ACCRUED AS       BENEFITS          PAID TO TRUSTEES
                                                PART OF FUND        UPON RETIREMENT
                                                  EXPENSES
Richard A. DeWitt               $8,000                -0-                     -0-              $8,000
                                 -----                                                          -----
Trustee
Allan D. Engel*                 $8,000                -0-                     -0-              $8,000
                                 -----                                                          -----
Trustee
Donald H. Johnson               $8,000                -0-                     -0-              $8,000
                                 -----                                                          -----
Trustee
Walter T. Jones                 $8,000                -0-                     -0-              $8,000
                                 -----                                                          -----
Trusstee
James J. Rosloniec              $8,000                -0-                     -0-              $8,000
                                 -----                                                          -----
Trustee
Richard E. Wayman               $8,000                -0-                     -0-              $8,000
                                 -----                                                          -----
Trustee

   *These Trustees are interested persons under the Investment Company Act of 1940, as amended.
   All Officers and certain Trustees of the Fund and the Investment Adviser are affiliated with Amway Corporation. The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 1999, amounted to $48,000. Under the Administrative Agreement, the Investment Adviser pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The Adviser also serves as the Fund's principal underwriter (see "Distribution of Shares").
INVESTMENT ADVISER
--------------------------------------------------------------------------------
   The Fund has entered into an Investment Advisory Contract ("Contract") with Activa Asset Management, LLC (the "Investment Adviser or Activa"). Under the Contract, the Investment Adviser sets overall investment strategies for the Fund and monitors and evaluates the investment performance of the Fund's Sub-Adviser, including compliance with the investment objectives, policies and restrictions of the Fund. If the Investment Adviser believes it is in the Fund's best interests, it may recommend that additional or alternative Sub-Advisers be retained on behalf of the Fund. If more than one Sub-Adviser is retained, the Investment Adviser will recommend to the Fund's Trustees how the Fund's assets should be allocated or reallocated from time to time, among the Sub-Advisers.

   The Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission with respect to certain provisions of the Investment Company Act. As sent the exemptive order these provisions would require that any change of Sub-Advisers be submitted to the Fund's shareholders for approval. Pursuant to the exemptive order, any change in the Fund's Sub-Advisers must be approved by the Fund's Trustees, including a majority of the Fund's independent Trustees. If the Fund hires a new or an additional Sub-Adviser, information about the new Sub-Adviser will be provided to the Fund's shareholders within 90 days.
   The Investment Advisory Agreement between the Fund and the Investment Adviser became effective on September 1, 1999. For providing services under this contract, the Investment Adviser is to receive compensation payable quarterly, at the annual rate of 0.50% of the first $350 million of average daily net assets of the Fund, and 0.45% of the assets in excess of $350 million; the minimum annual fee shall be $350,000 plus .20% of the assets. The fees paid by the Fund to the Investment Adviser during the year ended December 31, 1999 were $391,047.
   Prior to September 1, 1999, Amway Management Company ("AMC") served as the Fund's investment adviser. Pursuant to an Advisory and Service Contract between the Fund and AMC, AMC provided certain administrative services to the Fund. The fees paid by the Fund to AMC pursuant to this contract during the years ended December 31, 1999, 1998, and 1997, were $671,045, $864,715, and $727,102, respectively.
   Members of the families of Jay Van Andel and Richard M. DeVos indirectly own substantially all of the outstanding ownership interests of Activa. Members of these families also indirectly own substantially all of the outstanding securities of AMC.
SUB-ADVISER
--------------------------------------------------------------------------------
   A Sub-Advisory Agreement has been entered into between the Investment Adviser and Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts (Sub-Adviser). Under the Sub-Advisory Agreement, the Adviser employs the Sub-Adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Adviser, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. The Sub-Adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account, except when otherwise specifically directed by the Fund or the Adviser. The fees of the Sub-Adviser are paid by the Investment Adviser, not the Fund.
   Effective December 30, 1999, Wellington Management Company, LLP became the Fund's new Sub-Adviser. The compensation schedule under the new Sub-Advisory Agreement, which is further described below, provides for a reduction in Sub-Advisory fees as the size of the Fund's assets increases. The new Sub-Advisory agreement, compared to the Fund's prior sub-advisory agreement, provides for lower sub-advisory fees so long as the Fund's assets exceed approximately $78,000,000. In order to give the Fund the benefit of this reduction in fees, the Investment Adviser has agreed to waiver its Investment Advisory fees to the extent necessary so that its fees equal the lesser of (a) the amount otherwise payable under the Investment Advisory Agreement, and (b) the amount payable under the new Sub-Advisory Agreement, plust .20% of average net assets.
   As compensation for its services as the Fund's new Sub-Adviser, Wellington Management will receive a fee from the Fund's Investment Adviser at the annual rate of 0.30% of the first $350 million of average daily net assets of the Fund, and 0.25% of the assets in excess of $350 million; the minimum annual fee shall be $350,000. The annual compensation formerly paid by the Investment Adviser to Ark Asset Managemetn Co., Inc. was 0.35% of Fund assets in excess of $200 million; larger percentage fees (up to a maximum of 0.45%) were paid if the Fund's assets were less than $200 million. The fees paid by the Investment Adviser to the Sub-Adviser during the year ended December 31, 1999 were $806,398.
PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------
   Activa will serve as the exclusive agent for sales of the Fund's shares pursuant to a Principal Underwriting Agreement. Previously, Amway Management Company served as the Fund's Principal Underwriter. Prior to April 22, 1998, the Principal Underwriter received a sales commission of 3% of the offering price of the Fund's shares. The sales commission was eliminated when the Fund adopted the Distribution Plan. During the years ended December 31, 1998 and 1997, AMC received sales commissions of $473,151 and $513,417, respectively. The only compensation currently received by the Adviser in connection with the sale of Fund shares is pursuant to the Distribution Plan.
ADMINISTRATIVE AGREEMENT
--------------------------------------------------------------------------------
   Pursuant to the Administrative Agreement between the Fund and Activa, Activa provides specified assistance to the Fund with respect to compliance matters, taxes and accounting, the provision of legal services, meetings of the Fund's Trustees and shareholders, and preparation of the Fund's registration statement and other filings with the Securities and Exchange Commission. In addition, Activa pays the fees of the Fund's Trustees, and the salaries and fees of all of the Fund's Trustees and officers who devote part or all of their time to the affairs of Activa. For providing these services Activa receives a fee, payable quarterly, at the annual rate of 0.15% of the Fund's average daily assets. During the year ended December 31, 1999, total payments were $97,811.

   The Administrative Agreement provides that Activa is only responsible for paying such fees and expenses and providing such services as are specified in the agreement. The Fund is responsible for all other expenses including (i) expenses of maintaining the Fund and continuing its existence; (ii) registration of the Trust under the Investment Company Act of 1940; (iii) commissions, fees and other expenses connected with the acquisition, disposition and valuation of securities and other investments; (iv) auditing, accounting and legal expenses;
(v) taxes and interest; (vi) government fees; (vii) expenses of issue, sale, repurchase and redemption of shares; (viii) expenses of registering and qualifying the Trust, the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (ix) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and sub-custodians for all services to the Trust (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiv) fees, expenses and disbursement of transfer agents, dividend disbursing agents, stockholder servicing agents and registrars for all services to the Trust; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Trustees of the Trust; and (xvii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.
   Activa has provided certain administrative to the Fund since September 1, 1999. Administrative services were previously provided to the Fund by AMC pursuant to the Advisory and Service Agreement between the Fund and AMC. See "Investment Adviser."
   The Fund has entered into an agreement with Bisys Fund Services Ohio, Inc. ("Bisys") whereby Bisys provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund.
TRANSFER AGENT
--------------------------------------------------------------------------------
   Under a separate contract, the functions of the Transfer Agent and Dividend Disbursing Agent are performed by Activa Asset Management LLC, Grand Rapids, Michigan, which acts as the Fund's agent for transfer of the Fund's shares and for payment of dividends and capital gain distributions to shareholders.
   In return for its services, the Fund pays the Transfer Agent monthly, a fee of .20% of the average daily net assets of the Fund per account in existence during the month, payable monthly, less earnings in the redemption liquidity account after deducting bank fees, if any. The fee schedule is reviewed annually by the Board of Trustees.
CUSTODIAN
--------------------------------------------------------------------------------
   The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Northern Trust Company, 50 South LaSalle, Chicago, Illinois, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.
AUDITORS
--------------------------------------------------------------------------------
   BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.
PRICING OF FUND SHARES
--------------------------------------------------------------------------------
      The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made at the close of business of the New York Stock Exchange, usually 4:00 P.M. Eastern time, on each business day on which that Exchange is open. Shares will not be priced on national holidays or other days on which the New York Stock Exchange is closed for trading.
   The Fund's investments are generally valued at current market value. If market quotations are not readily available, the Fund's investments will be valued at fair value as determined by the Fund's Board of Trustees.
PURCHASE OF SHARES
--------------------------------------------------------------------------------
   Class R Shares are offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. There are no minimum investment requirements for shares of Class R. Participants in the tax-exempt retirement and benefits plans of Amway Corporation and its affiliates should contact the Plan Administrator for information about particular procedures or requirements which may apply to Plan Participants.
   All purchases will be made at the Net Asset Value per share net calculated after the Fund receives your investment and application in proper form.

HOW SHARES ARE REDEEMED
--------------------------------------------------------------------------------
   The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. Payment for redeemed shares is normally made by check and mailed within three days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its net assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.
   The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day periods, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.
   Participants in the tax-exempt retirement and benefit plans of Amway Corporation and its affiliates should contact the Plan Administrator for information about particular redemption procedures or requirements which may apply to Plan Participants.
FEDERAL INCOME TAX
--------------------------------------------------------------------------------
   The Fund will make distributions of ordinary income and capital gains that will relieve the Fund of all federal income taxes.
   Shares of Class R will be held by the qualified retirement and benefit plans of Amway Corporation and its affiliates ("the plans") for the benefit of plan participants. The plans do not pay federal income taxes. Plan participants should consult the plans' governing documents, and their own tax advisers, for information about the tax consequences associated with participating in the plans.
INVESTMENT PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
   Following is the average annual total return percentages for one, five and ten years for the Fund for annual periods ended December 31, 1998 for Class A. The investment performance of Class R is expected to be substantially similar to Class A because both Classes invest in the same portfolio of securities and investment performance will differ only to the extent that the classes do not have the same expenses. The estimated expenses for Class R, which are lower than the expenses for Class A, are disclosed in the Fee Expense Table.

   AVERAGE ANNUAL TOTAL
   RETURN FOR THE PERIODS        PAST               PAST               PAST
   ENDED DECEMBER 31, 1998      1 YEAR             5 YEARS           10 YEARS
--------------------------------------------------------------------------------

   ACTIVA VALUE FUND*           -6.70%             15.15%             11.90%
   RUSSELL 1000 VALUE**          7.35%             23.07%             15.60%
   S&P 500**                    21.04%             28.54%             18.20%

   *WELLINGTON MANAGEMENT COMPANY, LLP, HAS BEEN THE FUND'S SUB-ADVISER SINCE DECEMBER 30, 1999.
   **The S&P 500 Index represents an unmanaged index generally representative of the U.S. stock market. The Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Companies. Neither index is impacted by Fund operating expenses.
   Total return performance for the Fund is calculated by making an initial investment of $1,000 at the beginning of the period, in the Fund's shares at the net asset value (without sales charge) and reinvesting all ordinary income dividends and capital gain distributions paid during the period in additional shares at net asset value per share on the reinvestment dates. The illustration includes recurring expenses incurred by all shareholder accounts and not those incurred for specific shareholder purposes such as bank fees for wire transfers, Individual Retirement Accounts, or Profit-Sharing Trusts.

   The average annual total return for the Fund for a specific period is found by dividing the ending total value by the cost of the initial investment for the period and taking this quotient to the Nth root, then subtracting 1 (N represents the number of years in the period). The average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Such calculation is with all ordinary income dividends and capital gain distributions reinvested at net asset value exclusive of sales charges. No adjustment has been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders in the tax year received.
   Average annual total return percentages of the Fund will vary and the publication of performance results is not a representation as to future investment performance. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Net asset values of the Fund will fluctuate. Additional information about the performance of the Fund is contained in the Annual Shareholders Report which can be obtained without charge.
REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT
--------------------------------------------------------------------------------
   The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.
   At least once during each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board and approved by the shareholders. The fees and expenses of the auditors are paid by the Fund.
   The financial statements for the Fund are contained in the Fund's 1998 Annual Report to Shareholders along with additional information about the performance of the Fund, which is incorporated herein by reference and may be obtained by writing or calling the Fund.

                           =====================================================
                                               ACTIVA
                                               VALUE
ACTIVA VALUE FUND                              FUNDS
(a Series of Activa Mutual Fund Trust)
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan  49546
(616) 787-6288
(800) 346-2670
                                                CLASS R
                                             STATEMENT OF
                                         ADDITIONAL INFORMATION





                                             April 29, 2000







                                        ACTIVA MUTUAL FUND LOGO

















Printed in U.S.A.

                            =================================================

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A


                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits

                (a)   Declaration of Trust

                           The Declaration of Trust for Amway Mutual Fund Trust,
                      renamed the Activa Mutual Fund Trust, (a Delaware Trust) is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 47, Part C, Pages C-9 through C-34, as filed on June 17, 1999.

                (b)   By-Laws

                           The By-Laws of Amway Mutual Fund Trust, renamed the
                      Activa Mutual Fund Trust, (a Delaware trust), are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages C-83 through C-97, as filed on February 27, 1998.

                (c)   Instruments Defining Rights of Security Holders

                           Reference is made to the Declaration of Trust,
                      Exhibit 23(a), including, in particular, Article III (Units) and Article V (Unitholders Voting Powers and Meetings), and to the By-Laws, Exhibit 23(b), including, in particular, Article II (Meetings of Shareholders) and
                      Article V (Inspection of Records and Reports) which are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 47, Part C, Pages C-9 through C-34, and Pages C-25 through C-26, respectively, as filed on June 17, 1999 and to Post Effective Amendment No. 43, Part C, Pages C-83 through C-97, as filed on February 27, 1998.

                (d)   Investment Advisory Contract

                     (1) Advisory and Service Contract between Activa Mutual
                         Fund Trust and Activa Asset Management, LLC

                           The Advisory and Service Contract between Activa Mutual Fund Trust and Activa Asset Management, LLC is incorpoarted by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 47, Part C, Pages C-5 through C-39, as filed on June 17, 1999.

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits (Continued)

                      (2)  Sub-Advisory Agreements

                      (a) The Sub-Advisory Agreement between Activa Asset Management, LLC and J.P. Morgan is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-9 through C-12.

                      (b) The Sub-Advisory Agreement between Activa Asset Management LLC and Van Kampen Management, Inc. is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-13 through C-16 as filed on September 1, 1999 except for the First Amendment dated February 15, 2000 which is included on Page C-9.

                      (c) The Sub-Advisory Agreement between Activa Asset Management LLC and Wellington Management Company, LLP is included on Pages C-10 through C-12.

                      (d) The Sub-Advisory Agreement between Activa Asset Management LLC and State Street Research is incorporated by reference to the Registation Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-21 through C-24.

                      (e) The Sub-Advisory Agreement between Activa Asset Management LLC and Nicholas-Applegate is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-25 through C-28.

                      (e) Principal Underwriter Agreement between Activa Mutual Fund Trust and Activa Asset Management LLC


                                    The Principal Underwriter Agreement between
                             Activa Mutual Fund Trust and Activa Asset
                             Management LLC is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 47, Part C, Pages C-55 through C-60, as filed on June 17, 1999.

                      (f)    Bonus or Profit Sharing Contracts

                                There are no bonus or profit sharing contracts for the Board of Trustees.

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits (Continued)

                      (g)   Custodian Agreement

                                    The Custody Agreement between Amway Mutual
                             Fund Trust, renamed the Activa Mutual Fund Trust, and Northern Trust Company is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 46, Part C, Pages C-14 through C-35, as filed on March 1, 1999 except for the First Amendment dated October 29, 1999 which is included on Pages C-13 through C-16.

                      (h)    Other Material Contracts

                             (1) Transfer Agent and Shareholder Services Agreement between Activa Mutual Fund Trust and Activa Asset Management, LLC

                                        The Class A Transfer Agency and Dividend
                                    Disbursing Agency Agreement between Activa
                                    Mutual Fund Trust and Activa Asset
                                    Management LLC is incorporated by reference to the Registration Statement under the Securites Act of 1933, Post Effective Amendment No. 47, Part C, Pages C-61 through C-63 and the Class R Transfer Agent and Shareholder Services Agreement between Activa Mutual Fund Trust and Activa Asset Management, LLC is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-29 through C-35.

                             (2) Administrative Agreement between Activa Mutual Fund Trust and Activa Asset Management, LLC

                                        The Adminsitrative Agreement between
                                    Activa Mutual Fund Trust and Activa Asset
                                    Management LLC is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-36 through C-41.

                             (3)    Portfolio Accounting and Research
                                    Information System

                                        The Portfolio Accounting and Research
                                    Information System Agreement between Activa
                                    Asset Management LLC and Bisys Securities,
                                    Inc. is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-42 through C-53.

                      (i)    Legal Opinion

                                    Not Applicable.

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.        Exhibits (Continued)



                      (j)    Other Opinions

                                    The Consent of Independent Certified Public
                             Accountants is included on Page C-17. There are no other opinions, appraisals or rulings, and related consents relied on in preparing the registration statement and required by Section 7 of the Securities Act.

                       (k)   Omitted Financial Statements

                                    The Annual Report for Activa Mutual Fund
                             Trust is included on Pages C-18 through C-56.


                       (l)   Initial Capital Agreements

                                    There are no agreements or understandings
                             made in consideration for providing the initial capital between or among the Fund, the Underwriter, Adviser, Promoter or initial shareholders.

                       (m)   12b-1 Plan for Distribution

                                    The 12b-1 Plan for Distribution between
                             Activa Mutual Fund Trust and Activa Asset
                             Management, LLC is incorporated by reference to the Registation Statement under the Securities Act of 1933, Post Effective Amendment No. 48, Part C, Pages C-55 through C-58.

                      (n)    Financial Data Schedule

                                    Financial Data Schedule meeting the
                             requirement of Rule 483 under the Securities Act is included on Pages C-57 through C-68.


                      (o)    Rule 18f-3

                                    The Rule 18f-3 Plan of Amway Mutual Fund,
                             renamed Activa Mutual Fund Trust, is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 45, Part C, Pages C-16 through C-17, as filed on September 2, 1998.

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


                                              Location in Registration Statement


                                                                     Part C
                                                                    Page No.
                                                                ----------------

ITEM 24.      Persons Controlled by
              or under Common Control                                  C-6
              with the Fund

ITEM 25.      Indemnification                                          C-6

ITEM 26.      Business and Other
              Connections of                                           C-7
              Investment Adviser

ITEM 27.      Principal Underwriter                                    C-7

ITEM 28.      Location of Accounts
              and Records                                              C-8

ITEM 29.      Management Services                                      C-8

ITEM 30.      Undertakings                                             C-8

                            ACTIVA MUTUAL FUND TRUST
                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


ITEM 24.          Persons Controlled by or under Common Control with the Fund.

                  Following is a table disclosing ownership as of February 18, 2000, by persons controlled or under common control for each series of Activa Mutual Fund Trust. Amway Corporation indirectly owns all of the outstanding shares of Amway Investment, Inc. Jay Van Andel and Richard M. DeVos are controlling persons of Amway Corporation since they own, together with their spouses, substantially all of its outstanding securities.

                  Jay Van Andel owns all the outstanding securities of JVA Properties Corporation, the General Partner for JVA Enterprises Limited Partnership. The Jay and Betty Van Andel Foundation is controlled by Jay Van Andel. Accordingly, Jay Van Andel, together with his spouse, beneficially owns more than 25% of the Fund's voting securities and he may be deemed to control the Fund.

                  Organizations controlled by the DeVos and Van Andel families that have transactions with the Funds include Activa Asset Management, LLC, the Fund's Adviser, Principal Underwriter, Administration Service Agent Agreement and Transfer Agent, and Amway Investment, Inc., which has an investment in the Funds as disclosed below.

                              Money Market       Intermediate
                                  Fund              Bond               Value           Growth           International
         Entity           shs          %       shs         %       shs        %      shs         %       shs           %
Amway Corp. & Affiliates  101,937,554  90.72   16,465,185  99.15   842,738   3.43   2,897,624   91.22   2,897,624  96.48
JVA Enterprise Limited    -----------  -----   ----------  -----   -------   ----   ---------   -----   ---------  -----
      Parnership                                                 7,477,289  30.43
Jay & Betty Van Andel                                            ---------  -----
     Foundation                                                  1,919,534  41.67
                                                                 ---------  -----


ITEM 25.          Indemnification

                  Indemnification is covered in Section 9 of the Principal Underwriter Agreement between Activa Mutual Fund Trust and Activa Asset Management, LLC, which is filed as an exhibit hereto. Also, a Joint Directors and Officers Liability Insurance Policy for Activa Asset Management, LLC and Activa Mutual Fund Trust is provided by those entities. The Sixth Article of the Agreement and Declaration of Trust of Activa Mutual Fund Trust, which is filed as an exhibit hereto, provides for indemnification for any person to the extent permitted by law.

ITEM 26.          Business and Other Connections of Investment Adviser.

                  Activa Asset Management, LLC acts as the investment adviser, principal underwriter, and transfer agent for Activa Mutual Fund Trust and as a servicing agent for the Cash Equivalent Fund.

                  Business histories of each Director and Officer of the Investment Adviser of the Registrant are included on Pages C-69 through C-71.

                  Business histories of the Sub-Advisers for the Registrant and of each of its Directors and Officers are included on Pages C-72 through C-103.


ITEM 27.          Principal Underwriter

         (a) The principal underwriter, Activa Asset Management, LLC, acts as such only for Activa Mutual Fund Trust. Listed below is the information required pertaining to the individual Directors and Officers of the principal underwriter. There is no other principal underwriter.

         (b)      Name and Principal                Positions and Office                Position and Offices
                   Business Address                   With Underwriter                     With Registrant
                   ----------------                   ----------------                     ---------------

                  Allan D. Engel                     President and Secretary            Vice President,
                  2905 Lucerne SE, Suite 200                                            Secretary, Assistant
                  Grand Rapids MI 49546                                                 Treasurer and Trustee

                  Kathleen B. Vogelsang              Assistant Secretary                None
                  2905 Lucerne SE, Suite 200
                  Grand Rapids MI  49546

         (c)      Not Applicable.

ITEM 28.          Location of Accounts and Records

                  With respect to each account, book, or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, all transfer agent and shareholder records are in the custody and control of Activa Asset Management, LLC, Grand Rapids, Michigan, pursuant to the Administrative Agreement. All portfolio securities held or in transfer are under the control of the Custodian, Northern Trust, Chicago, Illinois; all portfolio security records and brokerage records related thereto are in the custody and control of Activa Asset Management, LLC, Grand Rapids, Michigan, or the Sub-Advisers, pursuant to the Sub-Advisory Agreements; and all remaining records are in the custody and control of Activa Mutual Fund Trust, Grand Rapids, Michigan.

ITEM 29.          Management Services

                  Activa Asset Management, LLC has entered into a contract with Bisys which provides access to a data processing recordkeeping system for stockholder accounting. The system provides and supports remote terminal access to the provider's facilities for the maintenance of stockholder records, processing of information, and the generation of output with respect thereto. Pursuant to this agreement, Activa Asset Management, LLC has paid to Bisys, including equipment costs, telephone lines, and service fees for the three years ending, or since inception if less than three years, a total of $393,381.

ITEM 30.          Undertakings

                  Not applicable.

                               FIRST AMENDMENT TO
                             SUB-ADIVOSRY AGREEMENT
                                     BETWEEN
                          ACTIVA ASSET MANAGEMENT, LLC
                                       AND
                           VAN KAMPEN MANAGEMENT, INC.

   THIS FIRST AMENDMENT to the Sub-Advisory Agreement dated June 11, 1999 between Activa Asset Management, LLC, a Michigan LLC, having its principal place of business in Grand Rapids, Michigan (hereinafter called "AAM"), and Van Kampen Management, Inc. (hereinafter called "Sub-Adviser") having its principal place of business in Oakbrook Terrace, Illinois, is effective March 1, 2000. AAM and Sub-Adviser hereby agree to amend Section 2 of the Agreement as follows:

         For the services to be rendered by Sub-Adviser, as provided herein, AAM shall pay to Sub-Adviser a fee, payable quarterly, at the annual rate of .20 of 1% of the average of the daily aggregate net asset value of the Fund on the first $50,000,000 of assets; .12 of 1% on the next $100,000,000 of assets in excess of $50,000,000; and .04 of 1% on assets in excess of $150,000,000. The Fund's assets shall be determined as of the close of each business day through the quarter. For the month and year in which the agreement becomes effective or terminates, there shall be an appropriate proration on the basis of the number of days that the agreement is in effect during the month and year, respectively.

       All other sections of the Agreement dated June 11, 1999 between AAM and Sub-Adviser are hereby ratified.

       IN WITNESS WHEREOF, AAM and Sub-Adviser have caused this First Amendment to be signed, as of the 15th day of February, 2000.

                                               ACTIVA ASSET MANAGEMENT, LLC


                                               By: /s/ Allan D. Engel
                                                   ----------------------
                                                   Allan D. Engel
                                                   President


                                               VAN KAMPEN MANAGEMENT, INC.


                                               By: /s/ Edward A. Treichel
                                                   ----------------------
                                                   Edward A. Treichel
                                                   Senor Vice President

       This Agreement is hereby accepted and approved as of the day and year first above written.

                                               ACTIVA MUTUAL FUND TRUST


                                               By: /s/ James J. Rosloniec
                                                   ----------------------
                                                   James J. Rosloniec
                                                   President

                             SUB-ADVISORY AGREEMENT
                                     BETWEEN
                           ACTIVA ASSET MANAGEMENT LLC
                                       AND
                       WELLINGTON MANAGEMENT COMPANY, LLP

         AGREEMENT made as of the 30th day of December 1999 between ACTIVA ASSET MANAGEMENT LLC, a Michigan LLC having its principal place of business in Grand Rapids, Michigan (hereinafter called "AAM"), and Wellington Management Company, LLP (hereinafter called "Sub-adviser"), having its principal place of business in Boston, Massachusetts.

         WHEREAS, AAM is the investment adviser to Activa Value Fund (the "Fund") a series of Activa Mutual Fund Trust (the "Trust"), a Delaware business trust, an investment company registered under the Investment Company Act of 1940, as amended (hereinafter called "1940 Act"); and

         WHEREAS, AAM wishes to retain Sub-adviser to furnish the Fund with investment advice and Sub-adviser is willing to furnish such services to AAM.

                                   WITNESSETH:

         In consideration of the mutual covenants hereinafter contained, it is hereby agreed by the parties hereto as follows:

         1. AAM hereby employs Sub-adviser to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject always to the direction of AAM, the Board of Trustees of the Trust (the "Trustees"), and to the provisions of the Fund's current Prospectus and Statement of Additional Information, copies of which have been provided to Sub-adviser. Sub-adviser shall provide administrative facilities, including bookkeeping, clerical personnel and equipment, necessary for the management of the Fund's portfolio of investments (excluding determination of net asset value and shareholder accounting services). Sub-adviser shall advise and assist AAM and the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Trustees, in regard to the foregoing matters and the supervision of the Fund's investment portfolio.

         Sub-adviser will, from time to time, discuss with AAM and the Fund economic and investment developments which may affect the Fund's portfolio and furnish such information as Sub-adviser may believe appropriate for this purpose. Sub-adviser will maintain such statistical and analytical information with respect to the Fund's portfolio securities as Sub-adviser may believe appropriate and shall make such material available for inspection by AAM as may be reasonable from time to time.

         Except when otherwise specifically directed by the Trust or AAM, Sub-adviser will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account. Sub-adviser agrees that upon request from time to time one of its representatives will attend as mutually agreed upon meetings of the Trustees or beneficial shareholders of the Trust in order to make reports on investment strategy and results. Sub-adviser accepts such employment and agrees at its own expense to render the services and to assume the obligations herein set forth for the compensation herein provided. Sub-adviser shall, for all purposes herein provided, be deemed to be an independent contractor and, unless otherwise expressly provided or authorized, shall have no authority to act for or represent AAM, the Trust, or the Fund in any way or otherwise be deemed an agent of AAM or the Trust. Sub-adviser and its affiliates shall be free to render similar services or other services to others. Likewise, AAM shall be free to utilize other persons to perform similar or unrelated services.

         2. For the services to be rendered by Sub-adviser, as provided herein, AAM shall pay to Sub-Adviser a fee, payable quarterly, at the annual rate of
 .30% on the first $350,000,000 of average daily net assets of the Fund, and .25% on the assets in excess of $350,000,000 provided that the minimum annual fee shall be $350,000. The Fund's assets shall be determined as of the close of each business day throughout the quarter. For the month and year in which the agreement becomes effective or terminates, there shall be an appropriate proration on the basis of the number of days that the agreement is in effect during the month and year, respectively.

         3. Sub-adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Trust or the Fund in connection with the matters to which this agreement relates, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of Sub-adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under this agreement. Sub-adviser shall not be liable for any action undertaken at AAM's direction.

         4. In compliance with the requirements of Rule 31a-3 under the 1940 Act, Sub-Adviser hereby agrees that all records which it maintains for the Trust, as specifically agreed upon by Sub-adviser and AAM, are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. Sub-adviser further agrees to preserve such records for the periods prescribed by Rule 31a-2 under the 1940 Act and to make such records available as requested by regulatory agencies for inspection.

         5. This agreement shall become effective upon execution and shall remain in force for two years, unless sooner terminated as hereinafter provided and shall continue in force from year to year thereafter, but only so long as such continuance is specifically approved, at least annually, by a majority of the Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust) or by a vote of a majority of the Trust's outstanding shares, but in either case by the disinterested Trustees, in the manner required by the 1940 Act.

         This agreement may be terminated by AAM or by Sub-adviser at any time without the payment of any penalty on sixty (60) day's written notice to the other party, and may also be terminated at any time without payment of any penalty by vote of the Trustees or by vote of the holders of a majority of the outstanding shares of the Fund on sixty (60) days' written notice to the other parties hereto.

         Termination of this agreement shall not affect the right of Sub-adviser to receive payments on any unpaid balance of the compensation described in
Section 2 earned prior to such termination.

         If any provision of this agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder shall not be thereby affected.

         This agreement shall automatically terminate in the event of its assignment. The term "assignment" for this purpose has the meaning defined in
Section 2(a)4 of the 1940 Act.

         6. Neither the Trust nor AAM shall, without the prior written consent of the Sub-adviser, make representations regarding or reference to the Sub-adviser or any affiliates in any disclosure document, advertisement, sales literature or other promotional materials.

         7. A copy of the Agreement and Declaration of Trust of the Fund is on file with the Secretary of State of The Commonwealth of Delaware and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as Trustees and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Fund.

         8. Any notice under this agreement shall be in writing, addressed and delivered or mailed, postage prepaid, to the other parties at such address as such other parties may designate for the receipt of such notices.

         IN WITNESS WHEREOF, AAM and Sub-adviser have caused this agreement to be signed, as of the day and year first above written.


                                                     ACTIVA ASSET MANAGEMENT LLC

                                                     By: /s/ Allan D. Engel
                                                         ---------------------
                                                         Allan D. Engel
                                                         President

                                              WELLINGTON MANAGEMENT COMPANY, LLP



                                                     By: /s/ Duncan M. McFarland



         This Agreement is hereby accepted and approved as of this day and year first above written.

                                                      ACTIVA MUTUAL FUND TRUST


                                                      By: /s/ James J. Rosloniec
                                                         ---------------------
                                                          James J. Rosloniec
                                                          President

                                 FIRST AMENDMENT
                              TO CUSTODY AGREEMENT


       This instrument dated October 29, 1999, is a First Amendment to that certain Custody Agreement dated December 1, 1998, by and between AMWAY MUTUAL FUND, a business trust organized under the laws of the State of Delaware, having its principal office and place of business at 7575 Fulton Road East, Ada, Michigan 49355 (the "Fund"), and THE NORTHERN TRUST COMPANY (the "Custodian"), an Illinois company with its principal place of business at 50 South LaSalle Street, Chicago, Illinois 60675.

       WHEREAS, the Fund is a registered open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act");

       WHEREAS, the Fund has retained Custodian to furnish custodial services;

       WHEREAS, the Board of Directors of the Fund wishes to delegate to Custodian certain responsibilities of managing the Fund's foreign custody arrangements as provided in Rule 17f-5 under the 1940 Act, except with respect to central depositories and clearing agencies or with respect to custody arrangements in the countries listed on Schedule I, attached, as that Schedule may be amended from time to time by written notice to the Fund;

       WHEREAS, the Board of Directors of the Fund has determined that it is reasonable to rely on Custodian to perform the responsibilities delegated to it under this Amendment; and

       WHEREAS, effective September 1, 1999, the Fund changed its name to the Activa Mutual Fund, as evidenced by a copy of the certificate of amendment to the Deed of Trust filed with the Secretary of the State of Delaware attached hereto.

       NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

        1.  Section I(I) of the Custody Agreement is amended to read as follows:

        (I) "Sub-Custodian" shall mean and include (i) any branch of the Custodian, (ii) any "eligible foreign custodian," as that term is defined in Rule 17f-5 under the 1940 Act, approved by the Fund or a Delegate of the Fund in the manner required by Rule 17f-5, and (iii) any securities depository or clearing agency, incorporated or organized under the laws of a country other than the United States, which securities depository or clearing agency has been approved by the Fund or a Delegate of the Fund in the manner required by Rule 17f-5; provided that the Custodian or a Sub-Custodian has entered into an agreement with such securities or clearing agency.

        2. The following is added as Section 1(n):

        (n) "Delegate of the Fund" shall mean and include any entity to whom the Board of Directors of the Fund has delegated any responsibility under Rule 17f-5 of the 1940 Act.

        3.    Section 3 of the Custody Agreement is amended to read as follows:

        "3.    Appointment and Removal of Sub-Custodians.

        (a) The Custodian may appoint one or more Sub-Custodians to act as Depository or Depositories or as sub-custodian or sub-custodians of Securities and moneys at any time held in any Portfolio, upon the terms and conditions specified in this Agreement. The Custodian shall oversee the maintenance by any Sub-Custodian of any Securities or moneys of any Portfolio.

        (b) The Agreement between the Custodian and each Sub-Custodian described in clause (ii) or (iii) of Section 1(1) and acting hereunder shall contain any provisions necessary to comply with Rule 17f-5 under the 1940 Act.

        (c) Prior to the Custodian's use of any Sub-Custodian described in clause (ii) of Paragraph 1(1), a Delegate of the Fund must approve such Sub-Custodian in the manner required by Rule 17f-5 and provide the Custodian with satisfactory evidence of such approval.

        (c) Prior to the Custodian's use of any Sub-Custodian described in clause (iii) of Paragraph 1(1) the Fund or a Delegate of the Fund must approve such Sub-Custodian in the manner required by Rule 17f-5 and provide the Custodian with satisfactory evidence of such approval.

        (e) The Custodian shall promptly take such steps as may be required to remove any Sub-Custodian that has ceased to be an "eligible foreign custodian" or has otherwise ceased to meet the requirements under Rule 17f-5. If the Custodian intends to remove any Sub-Custodian previously approved by a Delegate of the Fund pursuant to paragraph 3(c), and the Custodian proposes to replace such Sub-Custodian with a Sub-Custodian that has not yet been approved by a Delegate of the Fund, it will so notify a Delegate of the Fund and provide it with information reasonably necessary to determine such proposed Sub-Custodian's eligibility under Rule 17f-5, including a copy of the proposed agreement with such Sub-Custodian. The Delegate of the Fund shall promptly determine whether to approve the proposed Sub-Custodian and will promptly thereafter give written notice of the approval or disapproval of the proposed action.

        (f) The Custodian hereby warrants to the Fund that in its opinion, after due inquiry, the established procedures to be followed by each Sub-Custodian (that is not a foreign securities depository or clearing agency) in connection with the safekeeping of property of a Portfolio pursuant to this Agreement afford reasonable care for the safekeeping of such property based on the standards applicable in the relevant market.

        4. The following is added as Section 3A to the Custody Agreement:

              "3A.    Delegation of Foreign Custody Management.

              (a) The Fund hereby delegates to Custodian the responsibilities set forth in subparagraph (b) below of this Section 3A, in accordance with Rule 17f-5 under the 1940 Act, with respect to foreign custody arrangements for the Fund's existing and future investment portfolios, except that the Custodian shall not have such responsibility with respect to central depositories and clearing agencies or with respect to custody arrangements in the countries listed on Schedule I, attached hereto, as that Schedule may be amended from time to time by notice to the Fund.

              (b) With respect to each foreign custodiay arrangement regarding the assets of any investment portfolio of the Fund for which Custodian has responsibility under this Section 3A, Custodian shall:

              (i) determine that the Fund's assets will be subject to reasonable care, based on the standards applicable to custodians in the relevant market, if maintained with an "eligible foreign custodian", as the term is defined in Rule 17f-5 under the 1940 Act, after considering all factors relevant to the safekeeping of such assets;

              (ii) determine that the written contract with such foreign custodian governing the foreign custody arrangements will provide reasonable care for the Fund's assets;

              (iii) establish a system to monitor the appropriateness of maintaining the Fund's assets with such foreign custodian and the contract governing the Fund's foreign custody arrangements;

              (iv) provide to the Fund's Board of Directors, at least annually, written reports notifying the Board of the placement of the Fund's assets with a particular foreign custodian and periodic reports of any material changes to the Fund's foreign custodian arrangements; and

              (v) withdraw the Fund's assets from any foreign custodian as soon as reasonably practicable, if the foreign custody arrangement no longer meets the requirement of Rule 17f-5.

        5. Sections 16(b) and 16(b)2 of the Custody Agreement are amended to read as follows:

              "1. The Custodian will use reasonable care with respect to its obligations under this Agreement and the safekeeping of property of the Portfolios. The Custodian shall be liable to, and shall indemnify and hold harmless the Fund from and against any loss which shall occur as the result of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care with respect to their respective obligations under this Agreement and the safekeeping of such property. The determination of whether the Custodian or Sub-Custodian has exercised reasonable care in connection with their obligations under this Agreement shall be made in light of prevailing standards applicable to professional custodians in the jurisdiction in which such custodial services are performed. In the event of any loss to the Fund by reason of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care, the Custodian shall be liable to the Fund only to the extent of the Fund's direct damages and expenses, which damages, for purposes of property only, shall be determined based on the market value of the property which is the subject of the loss at the date of discovery of such loss and without reference to any special condition or circumstances.

               2. The Custodian will not be responsible for any act, omission, or default of, or for the solvency of, any foreign securities depository or clearning agency approved by the Board of Directors or a Delegate of the Fund pursuant to Section (1)(1) or Section 3 hereof."

        6. The name of the Fund is changed to the Activa Mutual Fund, and the Custodian's records shall be changed to reflect such name change.

       Except as set forth above, all terms of the Custody Agrement as in effect immediately prior to this amendment shall remain in full force and effect.

       Executed this 29th day of October, 1999.

THE NORTHERN TRUST COMPANY                       CUSTOMER
By: /s/ Michael J. Nutt                          By: /s/ James J. Rosloniec
    ------------------------------------             --------------------------
Print Name: Michael J. Nutt                      Print Name: James J. Rosloniec
            ----------------------------                     ------------------
Its: Vice President                              Its: President
     -----------------------------------              -------------------------

                                   SCHEDULE I

       (Countries for which Custodian shall not have responsibility under Section 3A for management of foreign custody arrangements)


                                     Russia
                                    Lithuania
                                     Taiwan
                                     Croatia

               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


Amway Mutual Fund Trust
Grand Rapids, Michigan

         We hereby consent to the incorporation by reference in the Statement of Additional Information constituting a part of this Registration Statement of our report dated January 28, 2000, relating to the financial statements, schedules and financial highlights of Activa Mutual Fund Trust appearing in the Fund's Annual Shareholders Report for the year ended December 31, 1999.

         We also consent to the reference to us under the captions "Financial Highlights" in the Prospectus and "Auditors" in the Statement of Additional Information.


                                                            /s/ BDO Seidman, LLP

                                                                BDO Seidman, LLP


Grand Rapids, Michigan
February 29, 2000

                                     ACTIVA


(LOGO: ACTIVA LOGO)


                                 ANNUAL REPORT
                               DECEMBER 31, 1999



ACTIVA MONEY MARKET FUND
   Sub-Adviser: JP Morgan Investment
   Management, Inc.

ACTIVA INTERMEDIATE BOND FUND
   Sub-Adviser: Van Kampen Management, Inc.

ACTIVA VALUE FUND
   Sub-Adviser: Wellington Asset Management, LLP

ACTIVA GROWTH FUND
   Sub-Adviser: State Street Research &
   Management Company

ACTIVA INTERNATIONAL FUND
   Sub-Adviser: Nicholas-Applegate
   Capital Management


A selection of stock, bond, and money market funds, managed by professional advisers, which are designed to help investors meet their financial goals.

ACTIVA Mutual Funds Annual Report


Contents
                                                                        Page

SHAREHOLDER LETTER                                                         1

ACTIVA MONEY MARKET FUND                                                   2

ACTIVA INTERMEDIATE BOND FUND                                              3

ACTIVA VALUE FUND                                                          4

ACTIVA GROWTH FUND                                                         6

ACTIVA INTERNATIONAL FUND                                                  7

SCHEDULE OF INVESTMENTS

   Activa Money Market Fund                                                8

   Activa Intermediate Bond Fund                                          10

   Activa Value Fund                                                      13

   Activa Growth Fund                                                     19

   Activa International Fund                                              22

                                                                        Page

STATEMENT OF ASSETS AND LIABILITIES                                       27

STATEMENT OF OPERATIONS                                                   28

STATEMENT OF CHANGES IN NET ASSETS                                        29

NOTES TO FINANCIAL STATEMENTS                                             30


FINANCIAL HIGHLIGHTS                                                      34

INDEPENDENT AUDITORS' REPORT                                              36



ACTIVA Mutual Funds
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288 (800) 346-2670
WWW.ACTIVAFUNDS.COM

ANNUAL REPORT


Dear Shareholder

I am pleased to provide you with the Annual Report to Shareholders for the Activa Mutual Funds for the period ending December 31, 1999. Please review the following pages which include the sub-advisers' management discussion and performance review of the funds.

The second half of 1999 brought many changes to the Activa Funds. The launch of our new funds was very successful, and we are excited about our new investment managers. One of the reasons we were eager to bring you a new family of funds was to give our shareholders the opportunity to diversify their investments, a strategy known as asset allocation.

Asset allocation is an investment strategy that involves combining different asset classes such as stocks, bonds, international investments and cash into one portfolio. This is a strategy used by major pension funds to obtain their investment objectives. Individual investors can also use this same strategy by investing in a variety of mutual funds. Diversifying among different types of mutual funds alleviates the risk of having all your eggs in one basket.

The reason diversification reduces risk is because different asset classes, such as stocks and bonds, rise and fall independent of each other. In addition to different asset classes, your portfolio can be further diversified over different equity investment "styles". Managers use different strategies or styles to manage their equity funds. Management styles such as growth and value give you another dimension of diversification, as various styles fall in and out of favor periodically and performance between styles can vary dramatically.

An asset allocation strategy works best when the investments are held over longer periods of time. Over longer time periods, the gains in one asset class tend to offset losses in another asset class, reducing the volatility in your portfolio. Keep in mind that the asset allocation decision is one of the most important decisions you will make as an investor, as a portfolio's asset allocation typically drives over 90% of a portfolio's performance.

As we have communicated to you recently, we have enhanced our services to provide you with more information on your investment in the Activa Funds, such as our web site and quarterly statements. We have also provided you with greater ease to communicate with us by expanding our phone hours and adding e-mail. We hope you have found our new services helpful. We here at the Activa Funds continue to explore ways to make investing with us convenient. Be sure to look for our new telephone exchange options coming later this year.

As markets continue to be volatile into the Year 2000, we believe an asset allocation strategy will be your best defense in reducing the risk of your portfolio. Be sure to visit our web site at www.activafunds.com, or call our toll-free number to see how using the Activa Mutual Funds can help you achieve an asset allocation strategy suited to your investment goals.


Sincerely,

/s/ James J. Rosloniec

James J. Rosloniec


                                             ACTIVA Mutual Funds Annual Report 1

ACTIVA Money Market Fund-- JP Morgan Investment Management, Inc.


The Activa Money Market Fund returned 1.83% for the period since inception on August 19, 1999 through December 31, 1999.

Although inflation has remained benign and wage pressures are still subdued, the Federal Reserve has embarked on a path of incremental tightening in a proactive attempt to keep inflation at bay. At mid-year, when the Fed began tightening, credit and swap spreads both widened and the equity market tumbled. Since October, however, spreads have narrowed and the equity market has rebounded largely due to the vigilance of the Federal Reserve, and its adoption of a neutral stance. As expected, we finished the year with higher yields due to the lingering probability of additional Fed action, global synchronized growth, and uncertainty about when the previous moves will begin to slow U.S. growth.

Over the past four months, the Fund maintained a barbell strategy, meaning we invested at the very short end of the yield curve for liquidity while at the same time invested farther out on the yield curve (though still less than 1-year), to capture higher yields. In addition, our significant allocation to floating-rate notes added to performance. These securities reset regularly (usually quarterly), therefore we benefit in a rising rate environment. Because of the barbell structure and the floating-rate note allocation, the Fund has performed very well versus its peer group.

Conversely, the need to maintain liquidity by investing a large percentage of the Fund in overnight maturing securities to prepare for the unforeseen Y2K events, detracted from performance. Investor caution and the accommodative measures of the Federal Reserve resulted in a flood of cash into money market instruments, which drove short-term yields down dramatically in the last week of December. Money market rates into early January traded as low as 2% for Fed funds and below 1.5% for agency issuance.

We expect the rising rate environment to continue, with a quarter percentage point hike from the Federal Reserve at its February meeting. Eventually, these incremental steps will bring about the desired slow down and "soft landing." We think that the current strength in oil prices will translate into increasing headline inflation, noticeable as early as the first quarter of 2000. Global synchronized growth and central bank activity in response will be a significant theme for 2000. As such, we will keep the fund barbelled to maintain liquidity, yet opportunistically capture higher yields along the yield curve.



2 ACTIVA Mutual Funds Annual Report

ACTIVA Intermediate Bond Fund-- Van Kampen Management, Inc.


Unfortunately for bond market participants, 1999 proved to be a difficult year for the U.S. fixed-income market. At year-end, the 30-year U.S. Treasury yield stood at 6.48% versus 5.09% at year-end 1998.

During the fourth quarter, the U.S. economy continued to be characterized by solid growth and modest inflation. U.S. consumer demand remained strong despite concerns about rising trade deficits and rising interest rates. The higher interest rate environment will increase the financial cost of doing business and may contribute to a slowing in economic growth.

The Lehman Brothers Aggregate Bond Index returned 1.04% for the four months ended December 31, 1999 or since inception of the Activa Intermediate Bond Fund. For the same four-month period, U.S. Treasuries returned .01%.
Non-Treasuries outperformed U.S. Treasuries as higher yields contributed to higher returns. The best performing sector was the mortgage-backed sector, which returned 2.01%, while asset-backed securities followed with a 1.29% total return. Finally, investment-grade corporate bonds returned 1.12% and U.S. government agency securities returned .83%.

As of December 31, 1999, the Activa Intermediate Bond Fund had a duration of 4.9 years, which was comparable to the 4.9-year duration of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index. With respect to relative sector weightings, the Fund held overweight positions in the asset-backed sector and an underweight position in the U.S. Treasury sector. We anticipate maintaining the current posture as we enter the new year. Yield premiums in the non-treasury sector remain attractive and present attractive total return opportunities. The Fund generated total returns of .63% since inception.

We expect economic expansion to continue despite the higher interest rate environment. Looking ahead, the market appears to be anticipating at least another .50% federal funds rate increase, as the Fed attempts to maintain a balance between economic growth and low inflation.

We believe the Year 2000 will continue to present challenges for fixed-income portfolios. We expect to continue to meet these challenges through appropriate risk management and our disciplined investment style.



                                             ACTIVA Mutual Funds Annual Report 3

ACTIVA Value Fund-- Wellington Asset Management, LLP


1999 was another difficult year for value stocks. Growth stocks, especially technology stocks, continued to dominate the markets returns. Uncertainty surrounding Y2K as well as rising energy prices and gold prices caused fears of higher interest rates. Investors gravitated towards a narrow list of large cap names led by technology. While the S&P 500 returned 21.04% in 1999, only eight stocks contributed more than 50% of the return.

Your fund underperformed its benchmark, the Russell 1000 Value Index, for the year ended December 31, 1999 with a return of minus 6.70% versus 7.35%. During the first half of 1999, value stocks had an advantage over growth stocks as gains in the equity markets broadened beyond technology stocks. The Value Fund was up 12.1% at the end of June 1999 versus 12.8% for the Russell 1000 Value. Towards the end of the third quarter of 1999, growth stocks once again took the lead in the market and the Fund's performance began to deteriorate relative to its benchmark. Most of the Fund's underperformance occurred in the fourth quarter, leading to the negative return for 1999. This led to the Fund replacing the sub-advisor in December, as discussed in more detail below.

The bulk of the Value Fund's underperformance occurred in four sectors: Capital Goods, Consumer Cyclicals, Financial Services and Technology. Within the Capital Goods sector, underperformance was compounded by the poor performance of Lockheed Martin, whose shares lost half their value in the second half of the year due to several profit warnings issued by the company.

The Value Fund, compared to its benchmark, was underweight in technology, which negatively impacted relative performance. Most of the gains in the technology sector were in high growth stocks with high P/Es multiples, too high for the Fund's value discipline. Technology stocks held in the fund included Compaq, Raytheon and Seagate, which did not participate in the huge gains of the sector. However, we believe these stocks have attractive relative valuations along with strong return potential.

The Consumer Cyclical sector had strong performance in the fourth quarter, however, the Fund underperformed in this sector. Performance was negatively impacted by Dana Corporation, which was severely penalized after announcing earnings despite meeting consumer's estimates. In the Financial Services sector, the Fund's overweighting in insurance companies hurt performance. Fund holdings Aetna and Chubb had large negative returns due to potential class action lawsuits against HMOs. Allstate, another insurance holding, also had a negative return due to several large natural catastrophes posing a threat to earnings. Overweight positions in the energy and transportation sectors, which sectors lagged the market, also negatively impacted performance.

The Fund outperformed its benchmark in the Communications sector, with strong fourth quarter returns from holdings AT&T and US West, Inc. These holdings were buoyed by strong sales of wireless telephone service and high speed internet connections.

The Value Fund changed sub-advisers on December 30th, replacing Ark Asset Management Co., Inc. with Wellington Asset Management, LLP. This report has been prepared by Activa Asset Management, LLC. As a result of the change in sub-advisers, 95% of the portfolio's holdings were sold and replaced in the last week of December. Wellington Asset Management, LLP uses a sector-neutral style. A sector-neutral strategy keeps the Fund's portfolio sector weightings within 2% of the sector weightings in the Russell 1000 Value Index, allowing the Fund's sub-adviser to add value through stock selection.

Although value stocks have been out of favor during the past few years, they tend to move in and out of favor over different market cycles. Because of their style rotation with growth stocks over long periods of time, we believe value stocks are an important part of an overall asset allocation strategy.



4 ACTIVA Mutual Funds Annual Report

ACTIVA Value Fund continued



                          Average Annual Total Return*
                         Period Ended December 31, 1999*
--------------------------------------------------------------------------------

                              1 YEAR          5 YEAR          10 YEAR
ACTIVA VALUE FUND**           -6.70%          15.15%           11.90%
RUSSELL 1000 VALUE***          7.35%          23.07%           15.60%
S&P 500****                   21.04%          28.54%           18.20%

Year-by-Year Performance

                 AVERAGE ANNUAL RETURN OF THE ACTIVA VALUE FUND
   Growth of an assumed $10,000 investment in Activa Value Fund from 12/31/89 through 12/31/99: includes all fees

Date     RUSSELL 1000 VALUE         S&P 500         ACTIVA VALUE FUND


12/89          10000                10000           10000
12/90          9191                 9688            10100
12/91          11454                12640           14323
12/92          13035                13604           14576
12/93          15398                14972           16157
12/94          15091                15170           15209
12/95          20879                20863           19857
12/96          25391                25654           24459
12/97          34332                34212           31813
12/98          39698                43997           36685
12/99          42616                53254           34232


* The illustrations include recurring expenses incurred by all shareholder accounts, and all ordinary income dividends and capital gain distributions reinvested at net asset value (without sales charge). Prior to 1991 and 1998, the Fund had a maximum sales charge of 6% and 3% respectively, based upon amount of shares purchased. Performance prior to April 22, 1998 does not reflect the Fund's 12b-1 fee of 0.25% which was reduced to 0.15% on September 1, 1999. No adjustments have been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders in the tax year received. Past performance is not predictive of future performance. Returns and net asset value fluctuate and an investor's shares, when redeemed, may be worth more or less than their original investment. For additional information, see the Prospectus, Statement of Additional Information, and the Financial Highlights at the end of this report.


** Wellington Asset Management, LLP became the Fund's sub-adviser on December 30, 1999. Ark Asset Management Co., Inc. was the Fund's sub-adviser from May 1, 1995 until December 30, 1999.


*** The Russell 1000 Value Index represents a composite of value stocks representative of the Fund's investment objectives and strategies which is compiled independently by the Frank Russell Company, and is not impacted by the Fund's operating expenses.


**** The Standard and Poor's 500 Stock Index represents an unmanaged index generally representative of the U.S. stock market and is not impacted by the Fund's operating expenses.


                                             ACTIVA Mutual Funds Annual Report 5

ACTIVA Growth Fund -- State Street Research & Management Company


During the fourth quarter the stock market staged a powerful rally which brought the annual total return performance for the S&P 500 above 20% for the fifth year in a row. Your portfolio outperformed the S&P 500 since inception with a return of 13.8% versus 9.4%. Far and away the biggest contributor to both the quarter's and the year's return was the stellar performance of the Technology sector. The three other sectors which outperformed the index in the quarter were Basic Materials, Capital Goods and Consumer Discretionary. Your fund, compared to the S&P 500, held overweighted positions in Consumer Discretionary, Capital Goods and Technology. The Fund held underweighted positions in Health Care and Consumer Staples which underperformed the index during the quarter. There were several individual stock holdings that negatively affected performance and those will be addressed below.

Technology contributed a large portion of the gain seen in the quarter due to both our overweighted position versus the S&P 500 and also due to our individual stock selection. Outstanding performers included CISCO Systems, Microsoft, EMC Corp., Sun Microsystems and Teradyne. The participation across industries in technology was broad as evidenced by the above-mentioned companies: networking, software, storage, enterprise hardware and semiconductor capital equipment.

The Consumer Discretionary sector's strong showing was bolstered by the ongoing consolidation in media and entertainment as well as healthy advertising spending and a healthy environment for consumer spending. We had several winners in this category including Omnicom, CBS, America Online and Wal-Mart and also several underperformers including Best Buy and Staples.

The Capital Goods (or Other category) turned in a strong return primarily due to the strength of General Electric. We also owned Tyco International that had a negative return in the fourth quarter due to the company being the subject of what we believe to be unfounded allegations of accounting irregularities. We continue to hold both our positions in General Electric and Tyco International.

On the Health Care front several names, which we believe have strong fundamentals, performed well below the market including Bristol Myers, Pfizer and Guidant. We underweighted the sector consistently throughout 1999 and will continue with that posture heading into the new year. One company's stock that did particularly well in the quarter was Amgen and we continue to hold that position as well as a position in Biogen, another biotechnology company where we see opportunity for growth going forward.

The Consumer Staples sector continued its record of underperformance relative to the S&P 500 for the year in the fourth quarter. Your fund's exposure to this sector had been underweight which helped performance, as did the fact that several individual stocks in the Fund's portfolio had strong upside performance in the last three months of the year. More indicative of the overall sector's performance was that of drugstore operator CVS, which negatively affected returns.

Given the powerful finish for the stock market at the end of December, many stocks, particularly those in technology and related industries, are up very sharply for the quarter and the year. Valuations among the market leaders are stretched and overall stock returns for 2000 are more likely to mirror profit returns which we believe should be in the 8%-10% range. It seems unlikely that we will see any meaningful valuation or price earnings multiple expansion as long as the trend in interest rates is up and the rate increases are at the top of investors' minds. We will be monitoring market and economic developments closely and will continue to focus our efforts on investing in companies with above-average earnings growth prospects and real competitive advantages.



6 ACTIVA Mutual Funds Annual Report

ACTIVA International Fund -- Nicholas Applegate Capital Management


Around the world, stocks soared in the fourth quarter of 1999. Among the factors contributing to 1999's worldwide equity market surge were stronger economies in Japan, Europe, and emerging markets, exceptional returns for technology stocks, and a heightened focus by corporate management on enhancing shareholder value.

Developed non-U.S. markets benefited from improving economies and an increased focus among corporate management on enhancing shareholder value. As a result, restructuring and record levels of merger and acquisition activity characterized European markets. Japan's economic rebound catalyzed global growth, and its expectation for increased imports improved prospects for neighboring Asian emerging countries.

Since inception, the Fund's portfolio advanced 42.14% versus 18.23% for its benchmark, the MSCI EAFE Index. Stock selection in Japan, France, the UK and the Netherlands boosted the portfolio's performance during this period, as did holdings in the Technology and Business Services sectors. Strong companies posting robust gains during this quarter include UK-based ARM Holdings PLC, a designer of reduced instruction set computing (RISC) microprocessors. In the Netherlands, KPNQwest, a telecommunications services company posted excellent gains. Another strong contributor was Softbank Corporation, who invests in Internet, software, finance and networking companies such as Yahoo! Inc., E-Trade Group Inc. and Softbank Commerce Corporation.

Also contributing to the performance of the portfolio was an overweighted position in Japan and France relative to the benchmark. During the fourth quarter, we increased our exposure in emerging Asia, as well as Europe and Latin America. Economic recoveries, as many emerging countries moved to speed up the pace of reform and pick-up in economic growth in many parts of the world, resulted in renewed investor interest for emerging market stocks. Also, we are finding excellent opportunities on a stock-by-stock basis in the Technology sector. As in the United States, technology stocks overseas delivered impressive gains and we increased our weighting in the semiconductor/electronic component industry.

Looking ahead, ongoing deregulation, privatization, stronger competition and merger and acquisition activity inspire optimism for additional gains. Applying our bottom-up approach, we continue to find exceptional companies meeting our strict investment criteria around the world.



                                             ACTIVA Mutual Funds Annual Report 7

ACTIVA Schedule of Investments
MONEY MARKET FUND 12/31/99

                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
CERTIFICATES OF DEPOSIT                                                  17.20%
     5TH 3RD BK 5.98% 1/28/00                                                              3,500,000           3,500,114
     BANC ONE CD 5.93% 10/2/00                                                             2,500,000           2,498,726
     BYRSCHE YCD 5.93% 10/2/00                                                             1,000,000             998,683
     DETCHBK YCD 6.19% 12/1/00                                                             5,000,000           4,996,938
     DRSDNR YCD 5.85% 2/2/00                                                               2,500,000           2,500,000
     BYRSCHE YCD MTHY 6.45% 12/15/00                                                       3,000,000           2,997,569
     UNION BK YANKEE 6.34% 12/4/00                                                         2,000,000           1,998,677
     UNION BK YANKEE 6.39% 12/21/00                                                        1,500,000           1,499,306
                                                                                                            --------------
                                                                                                              20,990,013
                                                                                                            --------------

COMMERCIAL PAPER                                                         59.00%
     ALPINE SEC. DCP 5.96% 2/29/00                                                         1,500,000           1,485,348
     ASPEN FDING 5.95% 1/19/00                                                             1,000,000             997,025
     ASPEN FUNDING 5.95% 1/14/00                                                           3,000,000           2,993,554
     ASSET SECUR 5.93% 1/28/00                                                             2,000,000           1,991,105
     ASSOCIATES 4.0% 1/3/00                                                                5,000,000           4,998,889
     BANK AMER 5.87% 1/24/00                                                               2,500,000           2,500,000
     BANK AMERICA 5.99% 3/13/00                                                            1,000,000             988,020
     BANK OF NY DCP 5.75% 2/22/00                                                          2,000,000           1,983,389
     BELLSOUTH FDG CP 5.68% 2/10/00                                                        2,000,000           1,987,378
     BRITISH TELE.PLC 5.85% 2/16/00                                                        3,000,000           2,977,575
     CITIBANK CAP MKT 5.88% 2/9/00                                                         3,000,000           2,980,890
     CREGEM N. AMERICA 5.88% 1/21/00                                                       3,000,000           2,990,200
     CXC INC. 5.85% 2/2/00                                                                 3,000,000           2,984,400
     ENTERPRISE FDG 6.55% 1/18/00                                                          3,000,000           2,990,721
     FHLB 1.5% 1/3/00                                                                      6,667,000           6,666,444
     FLEET FIN. VRN 6.24% 10/13/00                                                         2,000,000           1,999,069
     FRANCE TCOM 5.9% 2/7/00                                                               3,500,000           3,478,776
     GENERAL ELEC DCP 5.76% 2/18/00                                                        3,000,000           2,976,960
     GMAC D/C/P 5.72% 3/17/00                                                              2,000,000           1,975,849
     NAT'L AUSTRL DCP 5.77% 1/19/00                                                        3,000,000           2,991,345
     NEWPORT FUNDING 5.69% 1/20/00                                                         1,000,000             996,996
     NEWPORT FUNDING 6.01% 1/14/00                                                         3,500,000           3,492,404
     PARTHENON REC. 6.55% 1/18/00                                                          1,000,000             996,907
     REC CAP CORP 5.95% 1/26/00                                                            1,000,000             995,868
     RECEIVABLES CAP. 6.12% 1/14/00                                                        2,500,000           2,494,475
     SALOMON SMITH 6.49% 1/27/00                                                           1,000,000             995,313
     SOUTHERN CO. C/P 5.75% 2/9/00                                                         3,000,000           2,981,313
     UBS FIN. 4.25% 1/3/00                                                                 1,000,000             999,764
     WINDMILL FUNDING 6.11% 1/18/00                                                        3,500,000           3,489,894
                                                                                                            --------------
                                                                                                              72,379,871
                                                                                                            --------------

US TREASURY BILLS                                                         4.90%
     U.S. T-BILL 3.0% 1/6/00                                                               6,000,000           5,997,500
                                                                                                            --------------

FEDERAL HOME LOAN BANK                                                    8.60%
     FHLB VRN 5.92% 10/4/00                                                                5,000,000           4,997,398
     FHLB DN 1.95% 1/3/00                                                                  5,500,000           5,499,404
                                                                                                            --------------
                                                                                                              10,496,802
                                                                                                            --------------

8 ACTIVA Mutual Funds Annual Report

      The accompanying notes are an integral part of these financial statements.

                                      C-27


ACTIVA Schedule of Investments continued
MONEY MARKET FUND 12/31/99

                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
CORPORATE BONDS                                                           7.80%
     AM. EXP. FLOATER 5.72% 7/12/00                                                        2,500,000           2,499,238
     KEY BANK VRN 6.38% 4/28/00                                                            2,000,000           2,000,619
     KEY CORP QTY FLT 6.31% 8/7/00                                                         2,000,000           2,001,719
     MORGAN STAN. DW 5.51% 1/19/00                                                         3,000,000           3,000,000
                                                                                                            --------------
                                                                                                               9,501,576
                                                                                                            --------------

MEDIUM TERM NOTE                                                          2.50%
     AT&T QTLY 7.77% 6/14/00                                                               3,000,000           3,018,716
                                                                                                            --------------

TOTAL SHORT TERM OBLIGATIONS - 100% (Cost $121,810,975)                                                      122,384,478
                                                                                                            ==============


                                             ACTIVA Mutual Funds Annual Report 9

      The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments
INTERMEDIATE BOND FUND - 12/31/99

                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
BANKERS ACCEPTANCES                                                       0.90%
     CANADA-GOV 6.375% 11/30/04                                                            1,480,000           1,446,700
                                                                                                            --------------

US TREASURY NOTES                                                         7.30%
     US T-NOTES  6.25% 2/15/03                                                             9,000,000           8,976,597
     US T-NOTES  6.25% 4/30/01                                                             2,500,000           2,502,225
                                                                                                            --------------
                                                                                                              11,478,822
                                                                                                            --------------

US TREASURY STRIPS                                                        0.50%
     UST-STRIP PO 9.13% 5/15/18                                                            2,500,000             720,500
                                                                                                            --------------

FEDERAL HOME LOAN MORTGAGE                                               12.50%
     FHLMC GOLD 6.5% 6/1/29                                                                6,975,650           6,583,270
     FHLMC GOLD  6.00% 6/1/29                                                              4,984,186           4,568,305
     FHLMC GOLD  6.50% 6/1/29                                                              4,974,250           4,694,449
     FHLMC 6.5% 8/15/24                                                                    4,000,000           3,832,640
                                                                                                            --------------
                                                                                                              19,678,664
                                                                                                            --------------

FEDERAL NATL MORTGAGE ASSOC                                              27.40%
     FNMA D/N 5/18/00                                                                      5,000,000           4,892,100
     FNMA 6.00% 5/15/08                                                                    4,500,000           4,212,765
     FNMA 4.625% 10/15/01                                                                  2,500,000           2,422,425
     FNMA NT 5.125% 2/13/04                                                                2,270,000           2,134,640
     FNMA 6.625% 9/15/09                                                                   5,500,000           5,348,750
     FNMA CMO 6.50% 9/25/23                                                                5,000,000           4,818,025
     FNMA 6.5% 9/18/24                                                                     2,800,000           2,681,980
     FNMA #252715 6.5% 9/1/29                                                              2,493,366           2,350,771
     FNMA 6% #481427 1/1/29                                                                4,946,473           4,529,090
     FNMA #481473 6.0% 2/1/29                                                              3,478,551           3,185,031
     FNMA #490080 6.5% 3/1/29                                                              2,396,971           2,259,888
     FNMA #490179 6.5% 3/1/29                                                              2,365,746           2,230,449
     FNMA #496567 6.0% 4/1/14                                                              2,511,975           2,385,573
                                                                                                            --------------
                                                                                                              43,451,487
                                                                                                            --------------

GOVERNMENT NATL MORTGAGE ASSOC                                            6.00%
     GNMA 6.5% 470387 5/15/29                                                              4,985,125           4,682,877
     GNMA 7% #490240 9/15/29                                                               4,946,153           4,779,220
                                                                                                            --------------
                                                                                                               9,462,097
                                                                                                            --------------

AIRLINES                                                                  0.70%
     DELTA  10.125% 5/15/10                                                                  925,000           1,032,531
                                                                                                            --------------

AUTOMOTIVE                                                                4.00%
     BWA 8% 10/1/19                                                                        1,810,000           1,760,225
     DAIMLER 7.20% 9/1/09                                                                  2,000,000           1,967,500
     DANA CORP 7% 3/15/28                                                                  1,743,000           1,522,946
     DELPHI 7.125% 5/1/29                                                                  1,250,000           1,096,875
                                                                                                            --------------
                                                                                                               6,347,546
                                                                                                            --------------

10 ACTIVA Mutual Funds Annual Report

      The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments continued
INTERMEDIATE BOND FUND - 12/31/99
                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
BANKING                                                                   7.60%
     BSCH ISS 7.625% 11/3/09                                                               1,000,000             991,250
     BANK ONE 6.00% 2/17/09                                                                1,000,000             891,250
     BAC 6.25% 4/1/08                                                                      2,000,000           1,862,500
     CHASE 6.66% 1/15/07                                                                   5,000,000           4,918,125
     CHASE 7.125% 6/15/09                                                                  1,400,000           1,366,750
     FIRST UNION 6.4% 4/1/08                                                               1,400,000           1,288,000
     NATL WEST 7.375% 10/1/09                                                                650,000             636,188
                                                                                                            --------------
                                                                                                              11,954,063
                                                                                                            --------------

BEVERAGES                                                                 0.60%
     J SEAGRAM 7.6% 12/15/28                                                               1,000,000             941,250
                                                                                                            --------------

CHEMICALS                                                                 0.90%
     DUPONT 6.875% 10/15/09                                                                1,500,000           1,460,625
                                                                                                            --------------

ELECTRIC UTILITY                                                          7.30%
     PP&L TRANS 6.60% 3/25/05                                                              4,000,000           3,975,300
     PECO 1999-A 5.80% 3/1/07                                                              5,500,000           5,208,500
     S.CAR E&G 6.125% 3/1/09                                                               1,500,000           1,366,875
     WPS RESOURCES  7% 11/1/09                                                             1,000,000             963,750
                                                                                                            --------------
                                                                                                              11,514,425
                                                                                                            --------------

ENTERTAINMENT                                                             0.70%
     DISNEY 5.8% 10/27/08                                                                    200,000             179,750
     VIACOM 7.75% 6/1/05                                                                     950,000             958,313
                                                                                                            --------------
                                                                                                               1,138,063
                                                                                                            --------------

FINANCIAL SERVICES                                                       17.30%
     ASSOCIATES CORP 4/20/04                                                               3,500,000           3,320,625
     CCIMT 6.65% 11/15/06                                                                  4,450,000           4,366,563
     FINOVA 7.25% 11/8/04                                                                    560,000             553,700
     FNCC 6.15% 9/15/04                                                                    1,250,000           1,224,950
     FORD  6.4% 10/15/02                                                                   5,250,000           5,222,569
     GMAC NT 5.75% 11/10/03                                                                1,500,000           1,426,875
     HALT 6.65% 7/15/05                                                                    5,000,000           4,964,650
     SCAMT 6.35% 2/16/07                                                                   5,000,000           4,929,100
     US WEST 6.375% 7/15/08                                                                1,400,000           1,282,750
                                                                                                            --------------
                                                                                                              27,291,782
                                                                                                            --------------

FOOD SERVICE                                                              2.00%
     KROGER 8% 9/15/29                                                                     1,650,000           1,608,750
     SAFEWAY 7.5% 9/15/09                                                                  1,550,000           1,528,688
                                                                                                            --------------
                                                                                                               3,137,438
                                                                                                            --------------

GAS UTILITY                                                               0.70%
     SOUTH UNION 8.25% 11/15/29                                                            1,025,000           1,027,563
                                                                                                            --------------

                                            ACTIVA Mutual Funds Annual Report 11

The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments continued
INTERMEDIATE BOND FUND - 12/31/99

                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
OIL & EXPLOR PROD & SER                                                   2.00%
     CHEVRON 6.625% 10/1/04                                                                2,000,000           1,972,500
     CONOCO INC. 6.95% 4/15/29                                                             1,250,000           1,132,813
                                                                                                            --------------
                                                                                                               3,105,313
                                                                                                            --------------

TELECOMMUNICATIONS                                                        1.60%
     MCI CORP. 6.50% 4/15/10                                                               1,500,000           1,395,000
     SPRINT CAP 6.875% 11/15/28                                                            1,250,000           1,114,063
                                                                                                            --------------
                                                                                                               2,509,063
                                                                                                            --------------

TOTAL FIXED INCOME - 100% (Cost $159,263,177)                                                                157,697,931
                                                                                                            ==============



12 ACTIVA Mutual Funds Annual Report

      The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments
VALUE FUND - 12/31/99


                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
AEROSPACE                                                                 2.10%
     NORTHROP GRUMMAN CORP.                                                                    5,300             286,531
     UNITED TECHNOLOGIES                                                                      34,000           2,210,000
                                                                                                            --------------
                                                                                                               2,496,531
                                                                                                            --------------

AIRCRAFT ENGINES & ENGINE PARTS                                           1.10%
     HONEYWELL INTERNATIONAL                                                                  23,400           1,349,888
                                                                                                            --------------

AIRLINES                                                                  0.90%
     AMR CORP/DEL                                                                              1,800             120,600
     MESABA HOLDINGS, INC.                                                                   *31,500             360,281
     SKYWEST INC.                                                                             20,100             562,800
                                                                                                            --------------
                                                                                                               1,043,681
                                                                                                            --------------

AUTOMOTIVE                                                                2.10%
     DELPHI AUTOMOTIVE SYSTEMS                                                                35,300             555,975
     FORD MOTOR CO DEL                                                                        20,500           1,095,469
     GENERAL MOTORS CORP.                                                                     11,200             814,100
     TRW INC.                                                                                  1,900              98,681
                                                                                                            --------------
                                                                                                               2,564,225
                                                                                                            --------------

AUTOMOTIVE PARTS & EQUIPMENT                                              0.60%
     FEDERAL- MOGUL CORP.                                                                     34,100             686,263
                                                                                                            --------------

BANKING                                                                  12.00%
     BANK ONE CORP.                                                                           93,100           2,985,019
     CITIGROUP INC.                                                                          158,200           8,789,977
     MERCANTILE BANKSHARES                                                                    14,300             456,706
     PACIFIC CENTURY FINANCIAL                                                                 8,500             158,844
     PEOPLE'S BANK                                                                            30,500             644,313
     US BANCORP                                                                               17,600             419,100
     UNIONBANCAL CORPORATION                                                                  40,900           1,612,994
     WACHOVIA CORP.                                                                            2,200             149,600
                                                                                                            --------------
                                                                                                              15,216,553
                                                                                                            --------------

BEVERAGES - DOMESTIC                                                      0.90%
     PEPSICO INC.                                                                             29,600           1,043,400
                                                                                                            --------------

BROADCASTING                                                              3.10%
     AT&T CORP.- LIBERTY MEDIA                                                               *40,300           2,287,025
     CLEAR CHANNEL COMM.                                                                       6,200             553,350
     SCRIPPS CO. CL-A                                                                         20,400             914,175
                                                                                                            --------------
                                                                                                               3,754,550
                                                                                                            --------------

BUSINESS SERVICES                                                         1.60%
     FIRST DATA CORP.                                                                         38,300           1,888,669
                                                                                                            --------------

                                            ACTIVA Mutual Funds Annual Report 13

The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments continued
VALUE FUND - 12/31/99


                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
CHEMICALS                                                                 2.10%
     AIR PRODUCTS & CHEMICALS                                                                 18,800             630,975
     CABOT CORP.                                                                               5,100             103,913
     DU PONT E I DE NEMOURS                                                                   25,400           1,673,225
     GREAT LAKES CHEM CORP.                                                                    3,700             141,294
                                                                                                            --------------
                                                                                                               2,549,407
                                                                                                            --------------

COMMUNICATIONS EQUIPMENT                                                  1.30%
     AMERICAN TOWER CORP.                                                                     49,200           1,503,675
     GENERAL CABLE CORP.                                                                       4,900              37,056
                                                                                                            --------------
                                                                                                               1,540,731
                                                                                                            --------------

COMMERCIAL SERVICES                                                       0.20%
     CONVERGYS CORP.                                                                          *9,200             282,900
                                                                                                            --------------

COMPUTERS                                                                 1.80%
     ADAPTEC, INC.                                                                           *16,100             802,988
     COMPAQ COMPUTER CORP.                                                                    25,700             695,506
     QUANTUM CORPORATION                                                                     *12,000             181,500
     UNISYS CORP.                                                                            *14,300             456,706
                                                                                                            --------------
                                                                                                               2,136,700
                                                                                                            --------------

CONTAINERS & PACKAGING                                                    0.70%
     SMURFIT-STONE CONTAINER                                                                 *36,800             901,600
                                                                                                            --------------

DIVERSIFIED                                                               0.30%
     SPIEKER PROPERTIES                                                                       10,200             371,663
                                                                                                            --------------

ELECTRIC UTILITY                                                          4.10%
     CALPINE CORP.                                                                           *10,000             640,000
     DUKE ENERGY CORP.                                                                        10,700             536,338
     EDISON INTERNATIONAL                                                                      9,000             235,688
     MONTANA POWER CO.                                                                        14,700             530,119
     PECO ENERGY CO.                                                                          17,200             597,700
     PINNACLE WEST CAP                                                                        39,800           1,216,388
     UNICOM CORPORATION                                                                       34,900           1,169,150
                                                                                                            --------------
                                                                                                               4,925,383
                                                                                                            --------------

ELECTRICAL & ELECTRONIC                                                   0.10%
     ENDESA                                                                                    4,300              86,806
                                                                                                            --------------

ELECTRONICS                                                               3.20%
     ANALOG DEVICES INC.                                                                      *5,200             483,600
     MOTOROLA, INC.                                                                           18,600           2,738,850
     3COM CORP.                                                                              *15,000             705,000
                                                                                                            --------------
                                                                                                               3,927,450
                                                                                                            --------------

14 ACTIVA Mutual Funds Annual Report

      The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments continued
VALUE FUND - 12/31/99



                                                                            % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
ENERGY                                                                    0.20%
     DQE INC.                                                                                  5,600             193,900
     SUNCOR ENERGY INC.                                                                          800              33,400
                                                                                                            --------------
                                                                                                                 227,300
                                                                                                            --------------

ENTERTAINMENT                                                             0.20%
     VIACOM INC. - CLASS B                                                                    *3,000             181,313
                                                                                                            --------------

FINANCIAL SERVICES                                                        0.70%
     EDWARDS (A.G.), INC.                                                                      3,100              99,394
     FANNIE MAE                                                                               12,300             767,981
                                                                                                            --------------
                                                                                                                 867,375
                                                                                                            --------------

FOOD & BEVERAGE                                                           0.10%
     SARA LEE COMMON STOCK                                                                     5,500             121,344
                                                                                                            --------------

FOOD PRODUCTS                                                             0.10%
     MCCORMICK & CO., INC.                                                                     4,900             145,775
                                                                                                            --------------

GAS UTILITY                                                               0.40%
     COLUMBIA GAS SYSTEM                                                                       7,300             461,725
                                                                                                            --------------

HOTELS & LODGING                                                          0.20%
     STARWOOD HOTELS & RESORTS                                                                 8,100             190,350
                                                                                                            --------------

INDUSTRIAL GOODS & SERVICES                                               1.40%
     CLOROX COMPANY                                                                           20,000           1,007,500
     WERNER ENTERPRISES, INC.                                                                 44,800             630,000
                                                                                                            --------------
                                                                                                               1,637,500
                                                                                                            --------------

INFORMATIONAL SERVICES                                                    0.10%
     AFFILIATED COMPUTER SVCS                                                                 *1,800              82,800
                                                                                                            --------------

INSURANCE                                                                 5.00%
     XL CAPITAL LTD. CLASS-A                                                                   2,000             103,750
     AMER INT'L GROUP                                                                         31,200           3,373,500
     CIGNA CORP.                                                                              19,900           1,603,194
     CONSECO                                                                                  29,000             518,375
     MARSH MCLENNAN COS COM                                                                    4,600             440,163
                                                                                                            --------------
                                                                                                               6,038,982
                                                                                                            --------------

INTERNET CONTENT                                                          0.60%
     REDBACK NETWORKS, INC.                                                                   *4,000             710,000
                                                                                                            --------------

INVESTMENT COMPANY                                                        0.30%
     LEGG MASON, INC.                                                                          8,400             304,500
                                                                                                            --------------

                                            ACTIVA Mutual Funds Annual Report 15

The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments continued
VALUE FUND - 12/31/99

                                                                              % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
MACHINERY & EQUIPMENT                                                     1.10%
     CATERPILLAR, INC.                                                                         6,600             310,613
     INGERSOLL - RAND CO.                                                                     17,900             985,619
                                                                                                            --------------
                                                                                                               1,296,232
                                                                                                            --------------

MANUFACTURING-CAPITAL GOODS                                               1.10%
     EATON CORP.                                                                              17,900           1,299,988
                                                                                                            --------------

MANUFACTURING-CONSUMER GOODS                                              2.10%
     MATTEL INC.                                                                              96,500           1,266,563
     MINN. MINING & MANUFACTURING                                                             13,000           1,272,375
                                                                                                            --------------
                                                                                                               2,538,938
                                                                                                            --------------

MANUFACTURING - MISCELLANEOUS                                             1.60%
     EASTMAN KODAK CO.                                                                        10,400             689,000
     KIMBERLY-CLARK CORP.                                                                     18,400           1,200,600
                                                                                                            --------------
                                                                                                               1,889,600
                                                                                                            --------------

MEDICAL EQUIPMENT & SUPPLIES                                              1.00%
     BAXTER INTERNATIONAL                                                                     18,500           1,162,031
                                                                                                            --------------

MEDICAL SERVICES                                                          0.50%
     COLUMBIA HCA HEALTHCARE                                                                  20,100             589,181
                                                                                                            --------------

METALS & MINING                                                           1.80%
     ALCOA INC.                                                                               25,600           2,124,800
                                                                                                            --------------

OFFICE/BUSINESS EQUIP & SUPPLIES                                          1.90%
     DANKA BUSINESS SYSTEMS                                                                  *27,000             342,563
     I B M                                                                                    18,200           1,965,600
                                                                                                            --------------
                                                                                                               2,308,163
                                                                                                            --------------

OIL & GAS EQUIPMENT/SERVICES                                              0.30%
     SANTA FE INTERNATIONAL                                                                    1,500              38,813
     ENRON CORP.                                                                               6,000             266,250
                                                                                                            --------------
                                                                                                                 305,063
                                                                                                            --------------

OIL & GAS EXPLOR PROD & SER                                              10.20%
     TRANSOCEAN OFFSHR                                                                       *49,500           1,630,406
     CHEVRON CORP.                                                                            25,800           2,234,925
     CONOCO INC.                                                                             152,600           3,795,925
     QUAKER STATE CO.                                                                        216,600           2,206,613
     REPSOL S.A. ADR                                                                         106,900           2,485,425
                                                                                                            --------------
                                                                                                              12,353,294
                                                                                                            ==============

16 ACTIVA Mutual Funds Annual Report

      The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments continued
VALUE FUND - 12/31/99



                                                                              % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
OIL & GAS TRANSMISSION                                                    1.00%
     EL PASO ENERY CORP.                                                                      32,000           1,242,000
                                                                                                            --------------

PAPER PRODUCTS                                                            1.80%
     BOWATER, INC.                                                                             2,500             135,781
     TEMPLE - INLAND INC.                                                                      9,900             652,781
     WEYERHAUESER                                                                             18,600           1,335,713
                                                                                                            --------------
                                                                                                               2,124,275
                                                                                                            --------------

PHARMACEUTICALS                                                           2.80%
     ABBOTT LABS                                                                              27,400             994,963
     AMERICAN HOME PRODUCTS                                                                   24,400             962,275
     PHARMACIA & UPJOHN                                                                       32,100           1,444,500
                                                                                                            --------------
                                                                                                               3,401,738
                                                                                                            --------------

PRINTING & PUBLISHING                                                     1.00%
     GANNETT COMPANY, INC.                                                                    15,100           1,231,594
                                                                                                            --------------

PUBLISHING                                                                0.10%
     A.H. BELO CORPORATION                                                                     3,500              66,719
                                                                                                            --------------

RAILROADS                                                                 0.00%
     CANADIAN NATIONAL RAILWAY                                                                 1,900              50,350
                                                                                                            --------------

RESTAURANTS                                                               1.20%
     MCDONALD'S CORP.                                                                         36,200           1,459,313
                                                                                                            --------------

RETAIL STORES                                                             2.20%
     DAYTON-HUDSON CORP.                                                                      31,500           2,313,281
     INTIMATE BRANDS INC.                                                                      8,000             345,000
                                                                                                            --------------
                                                                                                               2,658,281
                                                                                                            --------------

TOBACCO                                                                   0.70%
     PHILIP MORRIS COS., INC.                                                                 38,200             885,763
                                                                                                            --------------

TELECOMMUNICATIONS                                                       15.50%
     AT&T CORP.                                                                              123,100           6,247,325
     ASSOCIATES FIRST CAPITAL                                                                 54,400           1,492,600
     MCI WORLDCOM INC.                                                                       *53,850           2,857,416
     SBC COMMUNICATIONS INC.                                                                  82,800           4,036,500
     SPRINT CORP.                                                                             44,500           2,995,406
     SPRINT CORP.  PCS                                                                       *14,300           1,465,750
                                                                                                            --------------
                                                                                                              19,094,997
                                                                                                            --------------

                                            ACTIVA Mutual Funds Annual Report 17

The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments continued
VALUE FUND - 12/31/99


                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
TELECOMMUNICATIONS-SRVS & EQUIP                                           2.50%
     ECHOSTAR COMMUNICATIONS                                                                 *30,500           2,973,750
                                                                                                            --------------

UTILITIES - TELECOMMUNICATIONS                                            1.90%
     BELL ATLANTIC                                                                            36,400           2,240,875
                                                                                                            --------------

WASTE MANAGEMENT                                                          0.20%
     REPUBLIC SERVICES, INC.                                                                 *14,000             201,250
                                                                                                            --------------

TOTAL COMMON STOCK - 100% (Cost $120,425,644)                                                                121,233,559
                                                                                                            ==============

     * Non-dividend producing as of December 31, 1999

18 ACTIVA Mutual Funds Annual Report

      The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments
GROWTH FUND - 12/31/99


                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
COMMERCIAL PAPER - 2.70%

FINANCIAL SERVICES                                                        2.70%
     AMER EXP 3.25%   01/06/00                                                               900,000             900,000
                                                                                                            --------------

     TOTAL COMMERCIAL PAPER  (Cost $900,000)                                                                     900,000
                                                                                                            --------------

COMMON STOCK - 97.30%

AIRCRAFT ENGINES & ENGINE PARTS                                           2.20%
     HONEYWELL INTERNATIONAL                                                                  12,900             744,169
                                                                                                            --------------

BANKING                                                                   5.10%
     CHASE MANHATTAN CORP.                                                                     8,600             668,113
     CITIGROUP INC.                                                                           19,000           1,055,688
                                                                                                            --------------
                                                                                                               1,723,801
                                                                                                            --------------

BEVERAGES - DOMESTIC                                                      1.10%
     COCA-COLA CO.                                                                             5,600             326,200
     COCA-COLA ENTERPRISES                                                                     1,600              32,200
                                                                                                            --------------
                                                                                                                 358,400
                                                                                                            --------------

BREWERY                                                                   1.30%
     ANHEUSER-BUSCH                                                                            6,200             439,425
                                                                                                            --------------

BROADCASTING                                                              3.40%
     CBS CORPORATION                                                                         *17,800           1,138,088
                                                                                                            --------------

BUSINESS SERVICES                                                         1.00%
     FIRST DATA CORP.                                                                          6,500             320,531
                                                                                                            --------------

CHEMICALS                                                                 1.80%
     DOW CHEMICAL COMPANY                                                                      4,600             614,675
                                                                                                            --------------

COMPUTER SOFTWARE                                                         7.90%
     CITRIX SYSTEMS INC.                                                                      *1,300             159,900
     ELECTRONIC DATA SERVICES                                                                 10,400             696,150
     MICROSOFT                                                                               *13,500           1,576,125
     ORACLE CORP.                                                                             *2,000             224,125
                                                                                                            --------------
                                                                                                               2,656,300
                                                                                                            --------------

COMPUTERS                                                                10.10%
     CISCO SYSTEMS                                                                           *14,900           1,596,155
     DELL COMPUTER CORP.                                                                      *9,300             474,300
     INTEL CORPORATION                                                                         8,500             699,656
     SUN MICROSYSTEMS                                                                         *5,200             402,675
     VERITAS SOFTWARE                                                                         *1,900             271,938
                                                                                                            --------------
                                                                                                               3,444,724
                                                                                                            --------------

                                            ACTIVA Mutual Funds Annual Report 19

The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments continued
GROWTH FUND - 12/31/99


                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
CONSUMER GOODS & SERVICES                                                 3.50%
     BLACK & DECKER                                                                            7,700             402,325
     COLGATE-PALMOLIVE CO.                                                                    14,000             910,000
                                                                                                            --------------
                                                                                                               1,312,325
                                                                                                            --------------

DRUGS                                                                     1.40%
     BIOGEN, INC.                                                                             *5,400             456,300
                                                                                                            --------------

ELECTRICAL & ELECTRONIC                                                   2.60%
     TERADYNE INC.                                                                           *13,300             877,800
                                                                                                            --------------

ELECTRICAL EQUIPMENT                                                      4.00%
     GENERAL ELECTRIC CO.                                                                      8,700           1,346,325
                                                                                                            --------------

ELECTRONICS                                                               6.60%
     EMC CORP/MASS                                                                             8,500             928,625
     SOLECTRON CORP.                                                                          *4,700             447,088
     TEXAS INSTRUMENTS INC.                                                                    8,500             823,438
                                                                                                            --------------
                                                                                                               2,199,151
                                                                                                            --------------

ENTERTAINMENT                                                             2.90%
     DISNEY WALT COMPANY                                                                      10,300             301,275
     USA NETWORKS INC.                                                                        *5,600             309,400
     VIACOM INC - CLASS B                                                                     *5,700             344,494
                                                                                                            --------------
                                                                                                                 955,169
                                                                                                            --------------

FINANCIAL SERVICES                                                        1.10%
     MORGAN ST DEAN WITTER                                                                     2,500             356,875
                                                                                                            --------------

FOOD PRODUCTS                                                             0.90%
     PROCTER & GAMBLE CO.                                                                      2,800             306,775
                                                                                                            --------------

INFORMATIONAL SERVICES                                                    1.00%
     AMERICA ONLINE, INC.                                                                      4,300             324,381
                                                                                                            --------------

INSURANCE                                                                 4.30%
     ACE LIMITED                                                                              18,900             315,394
     AMER INT'L. GROUP                                                                         7,900             854,188
     MARSH MCLENNAN COS COM                                                                    3,000             287,063
                                                                                                            --------------
                                                                                                               1,456,645
                                                                                                            --------------

LEISURE & TOURISM                                                         0.90%
     HARLEY-DAVIDSON INC.                                                                      5,400             345,938
                                                                                                            --------------

MANUFACTURING-CAPITAL GOODS                                               0.80%
     DANAHER CORP.                                                                             5,600             270,200
                                                                                                            --------------

20 ACTIVA Mutual Funds Annual Report

      The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments continued
GROWTH FUND - 12/31/99

                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
MEDICAL EQUIPMENT & SUPPLIES                                              4.90%
     BAXTER INTERNATIONAL                                                                      5,900             370,594
     GUIDANT CORP COMMON STOCK                                                                *6,900             324,300
     TYCO INTERNATIONAL                                                                       24,300             944,663
                                                                                                            --------------
                                                                                                               1,639,557
                                                                                                            --------------

MERCHANDISING                                                             1.90%
     OMNICOM GROUP COM                                                                         6,200             620,000
                                                                                                            --------------

OIL & GAS EQUIPMENT/SERVICES                                              1.30%
     HALLIBURTON CO.                                                                          10,800             434,700
                                                                                                            --------------

OIL & GAS EXPLOR PROD & SER                                               5.00%
     CONOCO INC.                                                                              24,800             616,900
     EXXON MOBIL CORP. COM                                                                     3,900             314,194
     TOTAL FINA SA - SPON ADR                                                                 13,000             900,250
                                                                                                            --------------
                                                                                                               1,831,344
                                                                                                            --------------

PHARMACEUTICALS                                                           5.20%
     AMGEN INC.                                                                                8,400             504,525
     BRISTOL MYERS SQUIBB CO.                                                                  8,200             526,338
     PFIZER INC.                                                                              10,900             353,569
     WARNER LAMBERT CO.                                                                        4,400             360,525
                                                                                                            --------------
                                                                                                               1,744,957
                                                                                                            --------------

RETAIL STORES                                                             6.10%
     BEST BUY COMPANY, INC.                                                                   *8,900             446,669
     CVS CORP.                                                                                11,000             439,313
     HOME DEPOT INC.                                                                           1,500             102,844
     STAPLES, INC.                                                                           *21,000             435,750
     WAL-MART STORES, INC.                                                                     8,800             608,300
                                                                                                            --------------
                                                                                                               2,032,876
                                                                                                            --------------

TELECOMMUNICATIONS                                                        7.40%
     MCI WORLDCOM INC.                                                                       *16,050             851,653
     NOKIA CORP ADR                                                                            6,900           1,311,000
     VOICESTREAM WIRELESS CORP.                                                               *3,600             512,325
                                                                                                            --------------
                                                                                                               2,674,978
                                                                                                            --------------

TELECOMMUNICATIONS-SRVS & EQUIP                                           1.80%
     LUCENT TECHNOLGIES                                                                        4,400             329,175
     NORTEL NETWORKS CORP.                                                                     2,600             262,600
                                                                                                            --------------
                                                                                                                 591,775
                                                                                                            --------------

TOTAL COMMON STOCK  (Cost $28,605,806)                                                                        33,218,184
                                                                                                            --------------

                                                                                                            --------------
TOTAL INVESTMENTS - 100% (Cost $29,505,806)                                                                   34,118,184
                                                                                                            ==============

*Non-dividend producing as of December 31, 1999

                                            ACTIVA Mutual Funds Annual Report 21

The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments
INTERNATIONAL FUND - 12/31/99


                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
ADVERTISING                                                               1.50%
     SAATCHI & SAATCHI PLC                                                                    40,800             245,463
     ASATSU, INC.                                                                              5,200             350,596
                                                                                                            --------------
                                                                                                                 596,059
                                                                                                            --------------

AEROSPACE                                                                 0.20%
     BPS BRITISH AEROSPACE PLC                                                                10,291              68,146
                                                                                                            --------------

AUTOMOTIVE                                                                0.90%
     BAYERISCHE MOTOREN WERKE                                                                 11,700             357,293
                                                                                                            --------------

BANKING                                                                   3.00%
     DEM BAYER HYPO VEREINS                                                                    4,700             321,162
     ESP BANCO SANTANDER                                                                      30,000             339,847
     FFR CREDIT LYONNAIS                                                                       6,100             279,114
     DEM DEUTSCHE BANK AG-REG                                                                  3,200             270,426
                                                                                                            --------------
                                                                                                               1,210,549
                                                                                                            --------------

BANKING & FINANCIAL SERVICES                                              0.60%
     YEN - DAI-ICHI BANK                                                                      18,000             167,970
     SAKURA BANK LTD.                                                                         15,000              86,770
                                                                                                            --------------
                                                                                                                 254,740
                                                                                                            --------------

BROADCASTING                                                              3.60%
     ADR GRUPO TELEVISA SA                                                                     1,800             122,850
     FFR TV FRANCAISE                                                                          1,500             786,123
     ITL MEDIA SET                                                                            17,000             264,541
     EM.TV & MERCHANDISING AG                                                                  4,200             277,260
                                                                                                            --------------
                                                                                                               1,450,774
                                                                                                            --------------

BUILDING PRODUCTS                                                         0.50%
     BPS HANSON PLC                                                                           22,100             185,250
                                                                                                            --------------

BUSINESS SERVICES                                                         0.70%
     FFR VIVENDI                                                                               3,200             289,132
                                                                                                            --------------

CHEMICALS                                                                 0.20%
     HKD YIZHENG CHEMICAL                                                                    342,000              95,680
                                                                                                            --------------

COMMERCIAL SERVICES                                                       0.60%
     FFR BOUYGUES                                                                                400             254,381
                                                                                                            --------------

COMPUTER SOFTWARE                                                         2.50%
     BPS - EIDOS PLC                                                                           3,400             299,278
     SAP AG                                                                                      500             305,127
     INTERSHOP COMMUNICATIONS                                                                    900             257,607
     YEN - FUJI SOFT ABC CORP.                                                                 1,700             132,890
                                                                                                            --------------
                                                                                                                 994,902
                                                                                                            --------------

22 ACTIVA Mutual Funds Annual Report

      The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
INTERNATIONAL FUND - 12/31/99


                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------

COMPUTERS                                                                 4.70%
     ASM LITHOGRAPHY - ADR                                                                    *6,000             682,500
     CMG PLC                                                                                   4,400             325,901
     EQUANT NV-NY REG. SHRS                                                                   *1,600             179,200
     NLG EQUANT N.V.                                                                           3,800             431,622
     YEN - FUJITSU LTD.                                                                        5,800             264,100
                                                                                                            --------------
                                                                                                               1,883,323
                                                                                                            --------------

DIVERSIFIED                                                               2.90%
     BILLITON PLC                                                                             62,800             367,170
     BPS INVENSYS PLC                                                                         71,700             390,255
     YEN - RYOHIN KEIKAKU CO.                                                                  2,100             420,862
                                                                                                            --------------
                                                                                                               1,178,287
                                                                                                            --------------

ELECTRICAL & ELECTRONIC                                                   2.80%
     BPS MARCONIN PLC                                                                         24,000             424,060
     YEN HITACHI                                                                              12,000             192,300
     OMRON CORP.                                                                               7,000             161,081
     TAIWAN SEMICONDUCTOR-ADR                                                                 *7,600             342,000
                                                                                                            --------------
                                                                                                               1,119,441
                                                                                                            --------------

ELECTRICAL EQUIPMENT                                                      1.20%
     KEYENCE CORP.                                                                             1,200             486,613
                                                                                                            --------------

ELECTRONICS                                                              16.60%
     BPS ARM HOLDINGS                                                                         15,000           1,002,973
     SAMSUNG ELEC. GDR - 144A                                                                  1,900             232,275
     ROYAL PHILIPS ELECTRNICS                                                                  4,000             540,000
     EPCOS AG                                                                                  4,200             313,240
     SGD CHARTERED SEMI                                                                       50,000             273,216
     FANUC, LTD.                                                                               6,100             775,464
     YEN KYOCERA CORPORATION                                                                   3,100             802,716
     MURATA MANUFACTURING CO.                                                                  4,000             938,050
     YEN SONY CORP.                                                                            3,200             947,430
     YEN TOKYO ELECTRON                                                                        2,000             273,598
     STMICROELECTRONICS NV-NY                                                                  4,000             605,750
                                                                                                            --------------
                                                                                                               6,704,712
                                                                                                            --------------

ENERGY                                                                    1.00%
     BPS SHELL TRNSPORT/TRADNG                                                                49,400             410,299
                                                                                                            --------------

FINANCIAL SERVICES                                                        2.80%
     FORTIS (B)                                                                                9,400             339,351
     YEN NOMURA SECURITIES                                                                    21,000             378,591
     ADR ORIX CORP.                                                                            3,700             419,719
                                                                                                            --------------
                                                                                                               1,137,661
                                                                                                            --------------


                                            ACTIVA Mutual Funds Annual Report 23

The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
INTERNATIONAL FUND - 12/31/99


                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
FOREST PRODUCTS                                                           0.50%
     STORA ENSO OYJ R SHARES                                                                  11,500             200,628
                                                                                                            --------------

HEALTH CARE                                                               0.90%
     FFR RHODIA                                                                               15,800             357,335
                                                                                                            --------------

INSURANCE                                                                 2.50%
     FFR AXA                                                                                   2,500             348,716
     SKANDIA FORSAKRINGS AB                                                                   10,900             329,735
     AEGON NV                                                                                  3,500             338,285
                                                                                                            --------------
                                                                                                               1,016,736
                                                                                                            --------------

LEISURE TIME                                                              0.40%
     YEN ROUND ONE CORP.                                                                          11             148,329
                                                                                                            --------------

MACHINERY & EQUIPMENT                                                     2.70%
     DEM MANNESMANN AG                                                                         3,600             868,968
     THK CO. LTD.                                                                              5,400             217,921
                                                                                                            --------------
                                                                                                               1,086,889
                                                                                                            --------------

MANUFACTURING - MISCELLANEOUS                                             1.20%
     FLEXTRONICS                                                                              *6,000             276,000
     DEM THYSSEN KRUPP AG                                                                      6,200             189,022
                                                                                                            --------------
                                                                                                                 465,022
                                                                                                            --------------

MEDICAL EQUIPMENT & SUPPLIES                                              2.50%
     BPS SMITH & NEPHEW                                                                       63,000             211,643
     BIOVAIL CORP INT'L.                                                                      *4,100             384,375
     FRESENIUS MEDICAL CARE AG                                                                 4,600             393,606
                                                                                                            --------------
                                                                                                                 989,624
                                                                                                            --------------

METAL-ALUMINUM                                                            0.90%
     PECHINEY SA                                                                               5,000             357,535
                                                                                                            --------------

METALS & MINING                                                           0.50%
     CAD FALCONBRIDGE LTD.                                                                    10,100             179,810
                                                                                                            --------------

OIL & GAS EQUIPMENT/SERVICES                                              0.90%
     SCHLUMBERGER LTD. ADR                                                                     6,600             371,250
                                                                                                            --------------

OIL & GAS EXPLOR PROD & SERVICES                                          2.20%
     TRANSOCEAN SEDCO FOREX                                                                    1,278              43,045
     ANDERSON EXPLORATION LTD.                                                               *15,000             178,547
     ITL ENTE NAZ IDROC                                                                       24,700             135,921
     FFR TOTAL S.A. 'B'                                                                        2,748             366,968
     PRECISION DRILLING CORP.                                                                 *7,000             179,813
                                                                                                            --------------
                                                                                                                 904,294
                                                                                                            --------------

24 ACTIVA Mutual Funds Annual Report

      The accompanying notes are an integral part of these financial statements.


ACTIVA Schedule of Investments continued
INTERNATIONAL FUND - 12/31/99


                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
PAPER PRODUCTS                                                            0.30%
     ARACRUZ CELULOSE S.A.                                                                     3,800              99,750
                                                                                                            --------------

PETROLEUM-RETAIL                                                          0.60%
     PETROLEO BRASILEIRO - ADR                                                                 9,600             246,221
                                                                                                            --------------

PHARMACEUTICALS                                                           0.40%
     SHIRE PHARMACEUTICALS                                                                    *5,000             145,625
                                                                                                            --------------

RETAIL STORES - GROCERY                                                   2.70%
     FFR CARREFOUR SA                                                                          2,400             442,890
     YEN - SEVEN ELEVEN JAPAN                                                                  4,000             633,184
                                                                                                            --------------
                                                                                                               1,076,074
                                                                                                            --------------

STEEL                                                                     1.20%
     CORUS GROUP PLC                                                                         178,200             464,814
                                                                                                            --------------

TRANSPORTATION & SHIPPING                                                 2.20%
     TNT POST GROUP NV                                                                        12,000             344,080
     CHINA SHIPPING DEV. CO.                                                                 540,000             106,967
     YAMATO TRANSPORT CO., LTD.                                                               11,000             425,640
                                                                                                            --------------
                                                                                                                 876,687
                                                                                                            --------------

TELECOMMUNICATIONS                                                       20.20%
     BPS BRIT TELECOM                                                                         10,300             249,533
     COLT TELECOM GROUP PLC                                                                    5,900             304,454
     BPS VODAFONE                                                                             34,900             172,060
     CHINA TELECOM - ADR                                                                      *2,000             257,125
     USD GLOBAL TELESYSTEMS                                                                   13,600             470,900
     ITL TELECOM ITALIA                                                                       41,000             458,259
     KOREA TELECOM CORP.                                                                       4,200             313,950
     DEM DEUTSCHE TELEKOM                                                                      6,000             427,530
     EUR - SONERA GROUP PLC                                                                    7,200             493,806
     MAGYAR TAVKOZLESI RT, ADR                                                                 5,400             194,400
     DAK TELE DANMANK 'B'                                                                      5,000             371,858
     NTT DATA CORPORATION                                                                         28             642,955
     YEN NTT MOBILE COMM.                                                                         18             691,225
     NTL INCORPORATED                                                                         *1,700             212,075
     YEN HIKARI TSUSHIN, INC.                                                                    100             200,313
     KDD CORP.- TOKYO SHRS.                                                                    4,100             567,286
     NOKIA CORP.- ADR                                                                          4,800             912,000
     YEN NIPPON TELEGRAPH TELE                                                                    35             598,495
     OKI ELECTRIC INDUSTRY CO.                                                                28,000             164,706
     PARTNER COMM. CO. - ADR                                                                  *3,600              93,150
     TELE NORTE LESTE - ADR                                                                    4,500             114,750
     TELEFONOS DE MEXICO                                                                       3,500             393,750
                                                                                                            --------------
                                                                                                               8,304,580
                                                                                                            --------------

                                            ACTIVA Mutual Funds Annual Report 25

The accompanying notes are an integral part of these financial statements.

ACTIVA Schedule of Investments continued
INTERNATIONAL FUND - 12/31/99


                                                                             % OF         SHARES OR            MARKET
     SECURITY DESCRIPTION                                             INVESTMENTS         PAR VALUE             VALUE
                                                                     ------------        -----------       --------------
TELECOMMUNICATIONS-SERVICES & EQUIPMENT                                   7.60%
     THUS PLC                                                                                 22,400             140,372
     ERICSSON TEL-SP ADR                                                                      14,200             932,763
     KONINKLIJKE KPN NV                                                                        4,300             419,941
     UNITED PAN-EUROPE COMM.                                                                   1,900             243,194
     KPNQWEST NV                                                                               3,600             239,828
     NORTEL NETWORKS CORP.                                                                     6,000             606,000
     MATSUSHITA COMM. IND.                                                                     1,800             474,888
                                                                                                            --------------
                                                                                                               3,056,986
                                                                                                            --------------

WHOLESALE DISTRIBUTION                                                    3.30%
     YEN - SOFTBANK CORP.                                                                      1,400           1,337,893
                                                                                                            --------------

TOTAL COMMON STOCK - 100% (Cost $27,677,077)                                                                  40,363,324
                                                                                                            ==============


* Non-dividend producing as of December 31, 1999

26 ACTIVA Mutual Funds Annual Report

      The accompanying notes are an integral part of these financial statements.

ACTIVA Statement of Assets and Liabilities


                                       MONEY MARKET      INTERMEDIATE                                       INTERNATIONAL
As of December 31, 1999                    FUND            BOND FUND       VALUE FUND        GROWTH FUND         FUND
                                        -------------     -------------    -------------     -------------    -------------

ASSETS
Investments at value                     $122,384,478      $157,697,931     $121,233,559       $34,118,184      $40,363,324
Cash                                            1,077         3,059,828      164,087,156            29,695          994,219
Receivables:
     Investments sold                              --                --               --            69,469          300,030
     Investment income                        397,195         1,595,307          473,729            13,408           10,836
Other assets                                       --                --          107,288                --               10
Foreign currency holdings                          --                --               --                --               54
                                        -------------     -------------    -------------     -------------    -------------
Total Assets                              122,782,750       162,353,066      285,901,732        34,230,756       41,668,473
                                        -------------     -------------    -------------     -------------    -------------

LIABILITIES
Payables:
Investments purchased                              --                --      106,245,261           655,355          206,357
     Income payable                           566,380                --               --                --               --
     Advisory fees                            103,802           141,053          289,819            52,406           71,559
     Transfer agent fees                          264                41           63,471               198              100
     12b-1 fees                                    --            61,393           72,211            11,367           12,628
     Service fees                              44,487            61,393           72,461            11,367           12,628
Accrued expenses                                9,100            10,600           17,070             5,650            6,025
                                        -------------     -------------    -------------     -------------    -------------
Total Liabilities                             724,033           274,480      106,760,293           736,343          309,297
                                        -------------     -------------    -------------     -------------    -------------
NET ASSETS                               $122,058,717      $162,078,586     $179,141,439       $33,494,413      $41,359,176
                                        =============     =============    =============     =============    =============

SHARES OUTSTANDING                        122,060,187        16,418,415       27,085,682         2,941,725        2,911,935
                                        =============     =============    =============     =============    =============

NET ASSET VALUE PER SHARE                       $1.00             $9.87                             $11.39           $14.20

Class A based on net assets of
$178,437,477 and 26,978,952
shares outstanding                                                                 $6.61

Class R based on net assets of
$703,962 and 106,730
shares outstanding
                                                                                   $6.60

                                            ACTIVA Mutual Funds Annual Report 27

The accompanying notes are an integral part of these financial statements.

ACTIVA Statement of Operations
For the year or period ended December 31, 1999


                                       MONEY MARKET      INTERMEDIATE                                       INTERNATIONAL
                                          FUND**          BOND FUND*       VALUE FUND       GROWTH FUND*         FUND*
                                        -------------     -------------    -------------     -------------     ------------

INVESTMENT INCOME
Interest                                   $2,481,410        $3,528,866         $337,360           $21,388          $47,710
Dividends                                          --                --        4,131,443            71,774           24,054
Miscellaneous                                     251             9,774            5,698               291              300
                                        -------------     -------------    -------------     -------------    -------------
Total Investment Income                     2,481,661         3,538,640        4,474,501            93,453           72,064
                                        -------------     -------------    -------------     -------------    -------------

EXPENSES
Advisory fees                                 156,807           188,433        1,062,092            69,526           92,574
12b-1 fees                                         --            82,010          428,188            15,073           16,337
Service fees                                   67,204            82,010           97,811            15,073           16,337
Shareholder report                                628               633           73,048               633              633
Fund accounting fees                           16,183            19,044           48,901            12,649           13,600
Audit fees                                      1,623             1,639           26,798             1,639            1,639
Custodian fees                                  4,914             6,480           35,388             2,152            2,310
Insurance                                       1,337             2,200           12,102               393              391
Legal fees                                      5,586             5,593           67,270             5,593            5,593
Organization expense                           21,391            21,391           30,692            21,391           21,391
Registration fees                                 109               116           25,011               116              116
Transfer agent fees                               312                46          256,331               203              105
Transfer agent fees - Class R                      --                --            1,046                --               --
                                        -------------     -------------    -------------     -------------     ------------
Total Expenses                                276,094           409,595        2,164,678           144,441          171,026

Fees paid indirectly                               --                --          (18,150)               --               --
                                        -------------     -------------    -------------     -------------     ------------
Net Expenses                                  276,094           409,595        2,146,528           144,441          171,026
                                        -------------     -------------    -------------     -------------     ------------
Net Investment Income (Loss)                2,205,567         3,129,045        2,327,973           (50,988)         (98,962)
                                        -------------     -------------    -------------     -------------     ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized and Unrealized Gain (Loss) on Investments
     Net realized gain (loss) on
        security transactions                  (1,470)         (520,543)     (16,305,655)         (507,647)        (422,122)
     Net realized gain (loss) on
        foreign currency transactions              --                --               --                --           48,032
     Changes in net unrealized
        appreciation or  depreciation
        of investments
        and foreign currency                       --        (1,565,246)      (1,651,637)        4,612,378       12,686,197
                                        -------------     -------------    -------------     -------------     ------------
Net Gain (Loss) on Investments                 (1,470)       (2,085,789)     (17,957,292)        4,104,731       12,312,107
                                        -------------     -------------    -------------     -------------     ------------

NET INCREASE (DECREASE) IN
     NET ASSETS  RESULTING
     FROM OPERATIONS                       $2,204,097        $1,043,256     ($15,629,319)       $4,053,743      $12,213,145
                                        =============     =============    =============     =============     ============



*    Period from August 30, 1999 (inception) to December 31, 1999

**   Period from August 19, 1999 (inception) to December 31, 1999

28 ACTIVA Mutual Funds Annual Report

      The accompanying notes are an integral part of these financial statements.

ACTIVA Statement of Changes in Net Assets

                                       MONEY MARKET     INTERMEDIATE                                        INTERNATIONAL
                                           FUND**        BOND FUND*          VALUE FUND          GROWTH FUND*    FUND*
For the year or period ended December 31,  1999             1999          1999          1998        1999          1999
                                        -----------    -----------   --------------------------  -----------   -----------
NET ASSETS FROM OPERATIONS
Net investment income                    $2,205,567     $3,129,045    $2,327,973     $1,665,189     ($50,988)     ($98,962)
Net realized gain (loss) on investments      (1,470)      (520,543)  (16,305,655)    25,406,792     (507,647)     (374,090)
Net increase (decrease) in unrealized
     appreciation                             --        (1,565,246)   (1,651,637)   (10,357,465)   4,612,378    12,686,197
                                        -----------    -----------   -----------    -----------  -----------   -----------
Net increase (decrease) in net assets
     resulting  from operations           2,204,097      1,043,256   (15,629,319)    16,714,516    4,053,743    12,213,145

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income:
     Class A                             (2,205,567)    (3,135,031)   (2,385,633)    (1,662,878)          --            --
     Class R                                     --             --        (9,561)        (1,625)          --            --
Net realized gain from investment transactions:
     Class A                                     --             --            --    (25,670,393)          --            --
     Class R                                     --             --            --        (19,517)          --            --
                                        -----------    -----------   -----------    -----------  -----------   -----------
Total distributions to shareholders      (2,205,567)    (3,135,031)   (2,395,194)   (27,354,413)          --            --

CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares:
     Class A                            385,892,878    161,036,335    43,711,117     65,648,672   29,440,970    29,159,031
     Class R                                  --             --          761,794        135,152         --              --
Net asset value of shares issued to shareholders in
reinvestment of investment income and realized gain
from security transactions:
     Class A                              1,640,409      3,135,026     2,333,242     25,976,297           --            --
     Class R                                   --            --            9,566         21,142           --            --
Payment for shares redeemed:
     Class A                           (265,473,100)        (1,000)  (29,493,812)   (40,349,536)        (300)      (13,000)
     Class R                                     --             --      (111,360)            --           --            --
                                        -----------    -----------   -----------    -----------  -----------   -----------
Net increase in net assets derived
     from capital share transactions    122,060,187    164,170,361    17,210,547     51,431,727   29,440,670    29,146,031
                                        -----------    -----------   -----------    -----------  -----------   -----------
Net Increase (Decrease) in Net Assets   122,058,717    162,078,586      (813,966)    40,791,830   33,494,413    41,359,176
Net Assets, beginning of year or period          --             --   179,955,405    139,163,575           --            --
                                        -----------    -----------   -----------    -----------  -----------   -----------
Net Assets, end of year or period      $122,058,717   $162,078,586  $179,141,439   $179,955,405  $33,494,413   $41,359,176
                                        ===========    ===========   ===========    ===========  ===========   ===========

Net Assets Consist of:
     Capital                           $122,060,187   $164,170,361  $195,278,066   $178,067,593  $29,440,670   $29,146,031
     Undistributed net investment
        income (loss)                            --             --            --          6,548      (50,988)      (98,962)
     Return of capital                           --         (5,986)      (60,670)            --           --            --
     Undistributed net realized
        loss from investments                (1,470)      (520,543)  (16,883,872)      (578,288)    (507,647)     (374,090)
     Unrealized appreciation (depreciation) of
        investments and foreign currency         --     (1,565,246)      807,915      2,459,552    4,612,378    12,686,197
                                        -----------    -----------   -----------    -----------  -----------   -----------
                                       $122,058,717   $162,078,586  $179,141,439   $179,955,405  $33,494,413   $41,359,176
TRANSACTIONS IN FUND SHARES
     Shares sold
     Class A                            385,892,878     16,103,631     5,644,826      8,659,484    2,941,753     2,912,903
     Class R                                     --             --       101,720         15,908           --            --
Reinvested distributions                         --             --            --             --           --            --
     Class A                              1,640,409        314,884       352,454      3,684,581           --            --
     Class R                                     --             --         1,449          3,008           --            --
Shares redeemed
     Class A                           (265,473,100)          (100)   (4,054,442)    (5,307,166)         (28)         (969)
     Class R                                  --             --          (15,356)         --           --               --
                                        -----------    -----------   -----------    -----------  -----------   -----------
Net increase in fund shares             122,060,187     16,418,415     2,030,651      7,055,815    2,941,725     2,911,934

Shares outstanding, beginning of
     year or period                              --             --    25,055,031     17,999,216           --            --
                                        -----------    -----------   -----------    -----------  -----------   -----------
Shares outstanding, end of
     year or period                     122,060,187     16,418,415    27,085,682     25,055,031    2,941,725     2,911,934

*    Period from August 30, 1999 (inception) to December 31, 1999

**   Period from August 19, 1999 (inception) to December 31, 1999

                                            ACTIVA Mutual Funds Annual Report 29

The accompanying notes are an integral part of these financial statements.

ACTIVA Notes to Financial Statements

1. ORGANIZATION

Activa Mutual Fund Trust (Trust) was organized as a Delaware business trust on February 2, 1998. The Trust consists of five funds, each open-end management investment companies registered under the Investment Company Act of 1940. The funds are: the Activa Money Market Fund (Money Market Fund), the Activa Intermediate Bond Fund (Intermediate Bond Fund), the Activa Value Fund (Value
Fund), the Activa Growth Fund (Growth Fund) and the Activa International Fund (International Fund) collectively referred to as the Funds. The Value Fund is the successor to Amway Mutual Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment Objectives

The Money Market Fund's investment objective is to seek a high level of current income as is consistent with preservation of capital and liquidity. The Money Market Fund invests in a broad spectrum of high quality U.S. dollar-denominated money market securities, with the average weighted maturity of the securities held not to exceed 90 days.

The Intermediate Bond Fund's investment objective is to seek a high level of current income as is consistent with moderate risk of capital and maintenance of liquidity. The Intermediate Bond Fund invests primarily in investment-grade debt securities, with average maturity of three to ten years.

The Value Fund's investment objective is to maximize long-term capital appreciation, and invests primarily in common stocks of large and medium size U.S. companies which are considered by the investment manager to be undervalued.

The Growth Fund seeks long-term growth of capital, and invests primarily in common stocks believed by the investment manager to have long-term growth potential.

The International Fund seeks maximum long-term capital appreciation. The International Fund invests primarily in common stocks of large and medium size non-U.S. companies which are believed by the investment manager to have potential for above-average growth of earnings.

Classes of Shares

The Value Fund offers two classes of shares (Class A and Class R). The Class R shares are offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates, and are not subject to any sales charges or 12b-1 distribution fees. Each share of Class A and Class R represents an equal proportionate interest in the Value Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions. Each class will have exclusive voting rights with respect to matters affecting only that class. Each class bears different distribution, shareholder servicing and transfer agent expenses. Income, non-class specific expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Security Valuation

Investments in securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price before the time of valuation. If a security is traded only in the over-the-counter market, or if no sales have been reported for a listed security on that day, it is valued at the mean between the current closing bid and ask prices. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Portfolio debt securities with remaining maturities greater than 60 days are valued by pricing agents approved by the Board of Trustees. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. Securities for which market quotations are not readily available, including any restricted securities (none at December 31, 1999), and other assets of the Funds, are valued at fair market value as determined by the Fund's Board of Trustees.

Derivative Transactions

The Funds (except the Money Market Fund) may trade in derivative contracts to hedge portfolio holdings and for investment purposes. Hedging activities are intended to reduce various risks associated with fluctuations in foreign currency exchange rates. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed


30 ACTIVA Mutual Funds Annual Report

ACTIVA Notes to Financial Statements continued

quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Fund's net equity in the contracts is included as unrealized gains or losses in the statement of assets and liabilities. This unrealized gain or loss is the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The current year change in unrealized gains and losses and realized gains and losses are included in the statement of operations.

Security Transactions

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discounts are accreted and premium is amortized on debt securities to interest income over the life of a security with a corresponding adjustment in the cost basis. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a specific identification basis. Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Net realized gains and losses from foreign currency and investment transactions disclosed in the Statement of Operations consist of net gains and losses on disposition of foreign currency, currency gains and losses realized between trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the amount actually received in U.S. dollars. Net unrealized foreign exchange gains and losses arise from changes in fair values of assets and liabilities other than investments in securities at period-end, resulting from changes in exchange rates. The effects of foreign currency exchange rates on foreign securities held are included in net realized and unrealized gain or loss on investments.

Reorganization Costs

Reorganization costs incurred prior to June 30, 1998 in connection with the reorganization of Amway Mutual Fund and the issuance of Class R shares are being amortized over a period of 60 months using the straight-line method in the Value Fund.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from substantially all federal income taxes.

Dividend Distributions

The Money Market Fund and Intermediate Bond Fund declare dividends daily and monthly respectively, and distribute dividends monthly, and capital gains (if any) are distributed annually. The Value Fund, Growth Fund and International Fund declare and distribute dividends and capital gains (if any) annually.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment advisory agreements with Activa Asset Management LLC (the Adviser), effective June 11, 1999. The Funds employ the investment adviser to provide investment advice and manage on a regular basis the investment portfolios for the Funds. Except when otherwise specifically directed by the Funds, the Adviser will make investment decisions on behalf of the Funds and place all orders for the purchase and sale of portfolio securities for the

                                            ACTIVA Mutual Funds Annual Report 31

ACTIVA Notes to Financial Statements continued

Funds' accounts. The Adviser shall be permitted to enter into an agreement with another advisery organization (sub-adviser), whereby the sub-adviser will provide all or part of the investment advice and services required to manage the Funds' investment portfolios as provided for in these agreements. In return for these services, the Funds pay the adviser an annual rate as follows:

FUND                 % OF AVERAGE NET ASSETS
----                 -----------------------
MONEY MARKET         .35% until assets total $500 million; when assets reach
                     $500 million, .35% on first $100 million; .325% on next
                     $100 million; .30% on assets in excess of $200 million

Intermediate Bond    .40% on first $50 million; .32% on assets in excess of
                     $50 million

Value .65% on first $100 million; .60% on next $50 million, .55% on next $50 million; when assets reach $200 million, .60% on first $200 million, .55% on assets in excess of $200 million

Growth .70% on first $25 million; .65% on next $25 million; .60% on assets in excess of $50 million

International        .85% on first $50 million; .75% on assets in excess of $50 million

As permitted by the above agreements, the Adviser has retained the following sub-advisers:

FUND                 SUB-ADVISER
----                 -----------
Money Market         JP Morgan Investment Management, Inc.

Intermediate Bond    Van Kampen Management, Inc.

Value                Ark Asset Management Co., Inc.*

Growth               State Street Research & Management Company

International        Nicholas-Applegate Capital
                     Management

* Wellington Management Company, LLP became sub-adviser for the Value Fund effective December 30, 1999. Prior to that agreement, sub-advisery services were provided by Ark Asset Management Co., Inc. as disclosed above.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Value Fund, Intermediate Bond Fund, Growth Fund and International Fund have entered into a Plan and Agreement of Distribution with Activa Asset Management LLC. Under the terms of the agreement, Activa Asset Management LLC provides services in connection with distributing the Funds' shares (except the Money Market Fund and Value Fund Class R). For these services rendered, the Funds compensate Activa Asset Management LLC monthly at a maximum annual rate of .25 of 1% of the average net assets of the Fund. For the year or period ended December 31, 1999, the Board of Trustees approved an annual rate of .15 of 1%.

The Funds have a transfer agency and dividend disbursing agency agreement with Activa Asset Management LLC. Under these agreements, Activa Asset Management LLC is the agent for transfer of the Funds' shares and disbursement of the Funds' distributions. For these services, the Money Market, Intermediate Bond, Value (Class A), Growth and International Funds pay a monthly fee based upon $1.167 per account in existence during the month (less earnings in the redemption liquidity account in excess of wire transfer fees). The transfer agent is compensated by the Value Fund (Class R) at a monthly rate of 1/12 of .20% (.20% annually) of average net assets.

On June 11, 1999, the Trust entered into an administrative agreement with Activa Asset Management LLC. Under the terms of the agreement, Activa Asset Management LLC will act as administrator for the Funds. As administrator of the Funds, Activa Asset Management LLC will furnish office space and office facilities, equipment and personnel, pay the fees of all Trustees of the Trust, as well as providing services relating to compliance, tax and financial service requirements. For these services, the administrator will be compensated quarterly by each fund at an annual rate of .15% of average daily net assets.

On July 9, 1999, the Trust entered into a Fund Accounting Agreement with Bisys Fund Services Ohio, Inc. (Fund Accountant). As stated in the agreement, the Fund Accountant is responsible for the maintenance of books and records, performance of daily accounting services, providing the Funds' management with monthly financial statements and certain information necessary for meeting compliance requirements. The Fund Accountant is compensated by each

32 ACTIVA Mutual Funds Annual Report

ACTIVA Notes to Financial Statements continued

fund based upon an annual fee of $35,000 for assets up to $100 million; $50,000 for assets between $100 million and $1 billion; and $75,000 for assets in excess of $1 billion. In addition, each fund will pay the Fund Accountant an annual fee of $2,500 for portfolio accounting reports provided to investment adviser personnel through internet access.

On August 28, 1999, the Trust entered into a Sub-Transfer Agency Agreement with Bisys Fund Services Ohio, Inc. For certain sub-transfer agency services provided, Bisys will be compensated by each fund an annual fee of $12,000 plus additional fees based upon the number of accounts opened and closed during the year.

Prior to June 11, 1999, the Value Fund had substantially the same agreements for all of the above services provided by Amway Management Company, the former Adviser, Transfer Agent, Distributor and Underwriter.

4. INVESTMENT TRANSACTIONS

At December 31, 1999, the cost of investments owned by the Value Fund was $120,638,555 for federal income tax purposes. Aggregate gross unrealized gains on securities in which there was an excess of market value over tax cost were $1,402,343. Aggregate gross unrealized losses on securities in which there was an excess of tax cost over market value were $807,338. Net unrealized gains for tax purposes were $595,004, at December 31, 1999.

The unrealized appreciation (depreciation) based upon cost of both long-term and short-term securities for the funds that have elected an October 31st year-end for federal income tax purposes were as follows:


                                                                  Cost for
                   Gross            Gross               Net        federal
              unrealized       unrealized        unrealized     income tax
Fund        appreciation     depreciation      appreciation       purposes
             -----------      -----------       -----------     ----------

Growth         1,966,675        1,105,436           861,239     28,421,205
Intermediate
  Bond           895,305          137,758           757,547    167,106,728
Money Market         N/A              N/A               N/A     98,915,906
International  3,133,444          726,960         2,406,484     27,761,426

For the year or period ended December 31, 1999, cost of purchases and proceeds from sales of investments, other than short term securities, were as follows:

Fund                 Gross Purchases             Gross Sales
-----                 --------------              ----------

Money Market              12,491,535                      --
Intermediate Bond        219,949,287              65,102,512
Value                    267,192,171             301,011,480
Growth                    34,899,910               6,376,226
International             47,801,654              19,238,777

5. SUBSEQUENT EVENTS

A certain class of Independent Business Owners of Amway Corporation and Amway Canada, Ltd. (Corporations) received from each corporation part of its Emerald profit-sharing bonus in common stock shares of the Value Fund. On January 13, 2000, the Corporations purchased 336,807 Value Fund shares valued at $2,222,925 (based upon the net asset value of $6.60 per share) and transferred the shares to these Independent Business Owners.

On January 20, 2000, the Intermediate Bond Fund declared and paid a dividend of $.031157 per share, to shareholders of record on January 19, 2000. The amount distributed was $511,558.

                                            ACTIVA Mutual Funds Annual Report 33

ACTIVA Financial Highlights

                                                                  MONEY     INTERMEDIATE
                                                                 MARKET             BOND
                                                                 FUND**            FUND*            VALUE FUND - CLASS A
                                                             ----------       ----------         --------------------------
Per share outstanding throughout the year or
period ended December 31,                                          1999             1999           1999***             1998
                                                             ----------       ----------        ----------       ----------
Net Asset Value, beginning of period                               1.00            10.00              7.18             7.73
Income from investment operations:
   Net investment income (loss)                                    0.02             0.19              0.09             0.08
   Net realized and unrealized gains (losses)
     on securities                                                   --            (0.13)            (0.57)            0.68
                                                             ----------       ----------        ----------       ----------
Total from investment operations                                   0.02             0.06             (0.48)            0.76
Less Distributions:
   Dividends from net investment income                            0.02             0.19              0.09             0.08
   Dividends in excess of net investment income                      --               --                --               --
   Distributions from capital gains                                  --               --                --             1.23
                                                             ----------       ----------        ----------       ----------
Total Distributions                                                0.02             0.19              0.09             1.31
                                                             ----------       ----------        ----------       ----------
Net Asset Value, end of period                                     1.00             9.87              6.61             7.18
Total Return ****                                                  1.83%            0.63%            -6.70%           10.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                                   122,058,717      162,078,588       178,437,477      179,820,020
Ratio of expenses to average net assets*****                        0.6%             0.7%              1.1%             1.0%
Ratio of net income (loss) to average net assets                    5.4%             5.7%              1.2%             1.0%
Portfolio turnover rate                                             N/A             64.6%            144.5%           101.1%
Average commission rate paid per share for
  portfolio transactions                                            N/A              N/A            0.0481           0.0521

*    Period from August 30, 1999 (inception) to December 31, 1999

**   Period from August 19, 1999 (inception) to December 31, 1999

*** Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.

**** Total return does not reflect the effect of the sales charge in the years before 1998

***** Ratio includes fees paid with brokerage commissions for fiscal years ending after September 1, 1995; 1999 ratio includes a one time organization expense.

****** The inception date for Value Fund - Class R was 11/1/98

34 ACTIVA Mutual Funds Annual Report

                                                                          VALUE FUND - CLASS A
                                                                -------------------------------------------
Per share outstanding throughout the year or
period ended December 31,                                           1997             1996              1995
                                                              ----------       ----------        ----------
Net Asset Value, beginning of period                                7.62             7.43              6.88
Income from investment operations:
   Net investment income (loss)                                     0.09             0.10              0.10
   Net realized and unrealized gains (losses)
     on securities                                                  1.62             1.59              1.98
                                                              ----------       ----------        ----------
Total from investment operations                                    1.71             1.69              2.08
Less Distributions:
   Dividends from net investment income                             0.10             0.09              0.11
   Dividends in excess of net investment income                       --               --                --
   Distributions from capital gains                                 1.50             1.41              1.42
                                                              ----------       ----------        ----------
Total Distributions                                                 1.60             1.50              1.53
                                                              ----------       ----------        ----------
Net Asset Value, end of period                                      7.73             7.62              7.43
Total Return ****                                                  22.50%           23.18%            30.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                                    139,163,575      113,327,402        77,248,295
Ratio of expenses to average net assets*****                         0.9%             1.0%              1.1%
Ratio of net income (loss) to average net assets                     1.1%             1.2%              1.2%
Portfolio turnover rate                                            103.1%           100.4%            173.3%
Average commission rate paid per share for
  portfolio transactions                                          0.0574           0.0600            0.0598

                                                                                                  GROWTH    INTERNATIONAL
                                                               VALUE FUND - CLASS R                FUND*            FUND*
                                                              -------------------------       ----------       ----------
Per share outstanding throughout the year or
period ended December 31,                                        1999             1998******        1999             1999
                                                              -------           -------       ----------       ----------
Net Asset Value, beginning of period                             7.16              8.42            10.00            10.00
Income from investment operations:
   Net investment income (loss)                                  0.10              0.09            (0.02)           (0.03)
   Net realized and unrealized gains (losses)
     on securities                                              (0.56)            (0.02)            1.41             4.23
                                                              -------           -------       ----------       ----------
Total from investment operations                                (0.46)             0.07             1.39             4.20
Less Distributions:
   Dividends from net investment income                          0.10              0.10               --               --
   Dividends in excess of net investment income                    --                --               --               --
   Distributions from capital gains                                --              1.23               --               --
                                                              -------           -------       ----------       ----------
Total Distributions                                              0.10              1.33               --               --
                                                              -------           -------       ----------       ----------
Net Asset Value, end of period                                   6.60              7.16            11.39            14.20
Total Return ****                                               -6.43%             7.08%           13.80%           42.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                                     703,962           135,385       33,494,414       41,359,176
Ratio of expenses to average net assets*****                      1.1%              1.0%             1.3%             1.4%
Ratio of net income (loss) to average net assets                  1.3%              1.8%            -0.5%            -0.9%
Portfolio turnover rate                                         144.5%            101.1%            32.1%            87.6%
Average commission rate paid per share for
  portfolio transactions                                       0.0481            0.0521           0.0332           0.0258


*    Period from August 30, 1999 (inception) to December 31, 1999

**   Period from August 19, 1999 (inception) to December 31, 1999

*** Effective December 30, 1999, Wellington Management Company, LLP entered into a Sub-Advisory Agreement with the Fund.

**** Total return does not reflect the effect of the sales charge in the years before 1998

***** Ratio includes fees paid with brokerage commissions for fiscal years ending after September 1, 1995; 1999 ratio includes a one time organization expense.

****** The inception date for Value Fund - Class R was 11/1/98

                                            ACTIVA Mutual Funds Annual Report 35

ACTIVA Independent Auditors' Report

To the Shareholders and Board of Trustees
Activa Mutual Fund Trust
Grand Rapids, Michigan

We have audited the statements of assets and liabilities, including the schedules of investments, of Activa Mutual Fund Trust (comprising, respectively, Money Market, Intermediate Bond, Value, Growth and International Funds) as of December 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financials highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Activa Mutual Fund Trust, as of December 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

/s/ BDO SEIDMAN, LLP
Grand Rapids, Michigan

January 28, 2000

36 ACTIVA Mutual Funds Annual Report

(LOGO: ACTIVA Mutual Funds)

Activa Mutual Funds
2905 Lucerne SE, Suite 200
Grand Rapids, Michigan 49546
(616) 787-6288 (800) 346-2670
WWW.ACTIVAFUNDS.COM


                                   PRESORTED
                                   STANDARD A
                               U.S. POSTAGE PAID
                        SOUTH SUBURBAN, IL PERMIT #3602


                                                               PRINTED IN U.S.A.

The index for the financial data schedule required by Rule 483 for the Money Market Fund follows:

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

6-03         Investments - cost                                      121,810,975
6-04-04      Investments                                             122,384,478
6-04-6       Receivables.                                                397,195
6-04-8       Other assets.                                                 1,077
             Balancing amount to total assets.                                 0
6-04-9       Total assets.                                           122,782,750
6-04         Accounts payable for securities.                                  0
6-04-13      Senior long-term debt.                                            0
             Balancing amount to total liabilities.                      724,033
6-04-14      Total Liabilities.                                          724,033
6-04-16      Senior equity securities.                                         0
6-06-16      Paid-in-capital - common shareholders.                  122,060,187
6-04-16      Number of shares or units - current period.             122,060,187
6-04-16      Number of shares or units - prior period.                         0
6-04-17(a)   Accumulated undistributed net investment
             income (current year)                                             0
             Overdistribution of net investment income.                        0
6-04-17(b)   Accumulated undistributed net realized
             gains (losses)                                              (1,470)
             Overdistribution of realized gains.                               0
6-04-17(c)   Accumulated net unrealized appreciation
             (depreciation).                                                   0
6-04-19      Net assets.                                             122,058,717
6-07-1(a)    Dividend income.                                                  0
6-07-1(b)    Interest income.                                          2,481,410
6-07-1(c)    Other income.                                                   251
6-07-2       Expenses - net.                                             276,094
6-07-6       Net investment income (loss).                             2,205,567
6-07-7(a)    Realized gains (losses) on investments.                     (1,470)
6-07-7(d)    Net increased (decrease) in appreciation
             (depreciation).                                                   0
6-07-9       Net increase (decrease) in net assets resulting
             from operations.                                          2,204,097
6-09-2       Net equalization charges and credits.                             0
6-09-3(a)    Distributions from net investment income.                 2,205,567
6-09-3(b)    Distributions from realized gains.                                0
6-09-3(c)    Distributions from other sources.                                 0
6-09-4(b)    Number of shares sold.                                  385,892,878
6-09-4(b)    Number of shares redeemed.                              265,473,100
6-09-4(b)    Number of shares issued - reinvestment.                   1,640,409
6-09-5       Total increase (decrease).                              122,058,717
6-09-6       Accumulated undistributed net investment
             income (prior year).                                              0
6-04-17(b)   Accumulated undistributed net realized gains
             (prior year).                                                     0
             Overdistribution of net investment income.
             (prior year).                                                     0
             Overdistribution of net realized gains
             (prior year).                                                     0

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

 FORM N-SAR

72F          Gross advisory fees.                                        156,807
72P          Interest Expense.                                                 0
72X          Total expenses (gross).                                     276,094
75           Average net assets.                                     121,189,100



  FORM N-1A

9            Net asset value per share - beginning of period.               1.00
9            Net investment income (loss) per share.                        0.02
9            Net realized and unrealized gain (loss) per share.                0
9            Dividends per share from net investment income.                0.02
9            Distributions per share from realized gains.                      0
9            Per share returns of capital and distributions from
             other sources.                                                    0
9            Net asset value per share - end of period.                     1.00
9            Ratio of expenses to average net assets.                        0.7
4(b)         Average debt outstanding during period.                           0
4(b)         Average debt outstanding per share.                               0

The index for the financial data schedule required by Rule 483 for the Intermediate Bond Fund follows:

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

6-03         Investments - cost                                      159,263,177
6-04-04      Investments                                             157,697,931
6-04-6       Receivables.                                              1,595,307
6-04-8       Other assets.                                             3,059,828
             Balancing amount to total assets.                                 0
6-04-9       Total assets.                                           162,353,066
6-04         Accounts payable for securities.                                  0
6-04-13      Senior long-term debt.                                            0
             Balancing amount to total liabilities.                      274,480
6-04-14      Total Liabilities.                                          274,480
6-04-16      Senior equity securities.                                         0
6-06-16      Paid-in-capital - common shareholders.                  164,170,361
6-04-16      Number of shares or units - current period.              16,418,415
6-04-16      Number of shares or units - prior period.                         0
6-04-17(a)   Accumulated undistributed net investment
             income (current year)                                             0
             Overdistribution of net investment income.                        6
6-04-17(b)   Accumulated undistributed net realized
             gains (losses)                                            (520,543)
             Overdistribution of realized gains.                               0
6-04-17(c)   Accumulated net unrealized appreciation
             (depreciation).                                         (1,565,246)
6-04-19      Net assets.                                             162,078,586
6-07-1(a)    Dividend income.                                                  0
6-07-1(b)    Interest income.                                          3,528,866
6-07-1(c)    Other income.                                                 9,744
6-07-2       Expenses - net.                                             409,595
6-07-6       Net investment income (loss).                             3,129,045
6-07-7(a)    Realized gains (losses) on investments.                   (520,543)
6-07-7(d)    Net increased (decrease) in appreciation
             (depreciation).                                         (1,565,246)
6-07-9       Net increase (decrease) in net assets resulting
             from operations.                                          1,043,256
6-09-2       Net equalization charges and credits.                             0
6-09-3(a)    Distributions from net investment income.                 3,135,031
6-09-3(b)    Distributions from realized gains.                                0
6-09-3(c)    Distributions from other sources.                                 0
6-09-4(b)    Number of shares sold.                                   16,103,631
6-09-4(b)    Number of shares redeemed.                                      100
6-09-4(b)    Number of shares issued - reinvestment.                     314,884
6-09-5       Total increase (decrease).                              162,078,586
6-09-6       Accumulated undistributed net investment
             income (prior year).                                              0
6-04-17(b)   Accumulated undistributed net realized gains
             (prior year).                                                     0
             Overdistribution of net investment income.
             (prior year).                                                     0
             Overdistribution of net realized gains
             (prior year).                                                     0

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

 FORM N-SAR

72F          Gross advisory fees.                                        188,433
72P          Interest Expense.                                                 0
72X          Total expenses (gross).                                     409,595
75           Average net assets.                                     162,027,819



  FORM N-1A

9            Net asset value per share - beginning of period.              10.00
9            Net investment income (loss) per share.                        0.19
9            Net realized and unrealized gain (loss) per share.           (0.13)
9            Dividends per share from net investment income.                0.19
9            Distributions per share from realized gains.                      0
9            Per share returns of capital and distributions from               0
             other sources
9            Net asset value per share - end of period.                     9.87
9            Ratio of expenses to average net assets.                        0.6
4(b)         Average debt outstanding during period.                           0
4(b)         Average debt outstanding per share.                               0

The index for the financial data schedule required by Rule 483 for Value Fund - Class A follows:

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

6-03         Investments - cost                                      120,425,644
6-04-04      Investments                                             121,233,559
6-04-6       Receivables.                                                473,729
6-04-8       Other assets.                                           164,194,444
             Balancing amount to total assets.                                 0
6-04-9       Total assets.                                           285,901,732
6-04         Accounts payable for securities.                        106,245,261
6-04-13      Senior long-term debt.                                            0
             Balancing amount to total liabilities.                      515,032
6-04-14      Total Liabilities.                                      106,760,293
6-04-16      Senior equity securities.                                         0
6-06-16      Paid-in-capital - common shareholders.                  195,278,066
6-04-16      Number of shares or units - current period.              26,978,952
6-04-16      Number of shares or units - prior period.                25,036,115
6-04-17(a)   Accumulated undistributed net investment
             income (current year)                                             0
             Overdistribution of net investment income.                   60,670
6-04-17(b)   Accumulated undistributed net realized
             gains (losses)                                         (16,883,872)
             Overdistribution of realized gains.                               0
6-04-17(C)   Accumulated net unrealized appreciation
             (depreciation).                                             807,915
6-04-19      Net assets.                                             178,437,477
6-07-1(a)    Dividend income.                                          4,131,443
6-07-1(b)    Interest income.                                            337,360
6-07-1(C)    Other income.                                                 5,698
6-07-2       Expenses - net.                                           2,146,528
6-07-6       Net investment income (loss).                             2,327,973
6-07-7(a)    Realized gains (losses) on investments.                (16,305,655)
6-07-7(d)    Net increased (decrease) in appreciation
             (depreciation).                                         (1,651,637)
6-07-9       Net increase (decrease) in net assets resulting
             from operations.                                       (15,629,319)
6-09-2       Net equalization charges and credits.                             0
6-09-3(a)    Distributions from net investment income.                 2,385,633
6-09-3(b)    Distributions from realized gains.                                0
6-09-3(C)    Distributions from other sources.                                 0
6-09-4(b)    Number of shares sold.                                    5,644,826
6-09-4(b)    Number of shares redeemed.                                4,054,442
6-09-4(b)    Number of shares issued - reinvestment.                     352,454
6-09-5       Total increase (decrease).                                (813,966)
6-09-6       Accumulated undistributed net investment
             income (prior year).                                          6,548
6-04-17(b)   Accumulated undistributed net realized gains
             (prior year).                                                     0
             Overdistribution of net investment income.
             (prior year).                                                     0
             Overdistribution of net realized gains
             (prior year).                                               578,288

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

 FORM N-SAR

72F          Gross advisory fees.                                      1,062,092
72P          Interest Expense.                                                 0
72X          Total expenses (gross).                                   2,164,678
75           Average net assets.                                     193,299,883



  FORM N-1A

9            Net asset value per share - beginning of period.               7.18
9            Net investment income (loss) per share.                        0.09
9            Net realized and unrealized gain (loss) per share.           (0.57)
9            Dividends per share from net investment income.                0.09
9            Distributions per share from realized gains.                      0
9            Per share returns of capital and distributions from               0
             other sources.
9            Net asset value per share - end of period.                     6.61
9            Ratio of expenses to average net assets.                        1.1
4(b)         Average debt outstanding during period.                           0
4(b)         Average debt outstanding per share.                               0

The index for the financial data schedule required by Rule 483 for Value Fund - Class R follows:

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

6-03         Investments - cost                                      120,425,644
6-04-04      Investments                                             121,233,559
6-04-6       Receivables.                                                473,729
6-04-8       Other assets.                                           164,194,444
             Balancing amount to total assets.                                 0
6-04-9       Total assets.                                           285,901,732
6-04         Accounts payable for securities.                        106,245,261
6-04-13      Senior long-term debt.                                            0
             Balancing amount to total liabilities.                      515,032
6-04-14      Total Liabilities.                                      106,760,293
6-04-16      Senior equity securities.                                         0
6-06-16      Paid-in-capital - common shareholders.                  195,278,066
6-04-16      Number of shares or units - current period.                 106,730
6-04-16      Number of shares or units - prior period.                    18,916
6-04-17(a)   Accumulated undistributed net investment
             income (current year)                                             0
             Overdistribution of net investment income.                   60,670
6-04-17(b)   Accumulated undistributed net realized
             gains (losses)                                         (16,883,872)
             Overdistribution of realized gains.                               0
6-04-17(c)   Accumulated net unrealized appreciation
             (depreciation).                                             807,915
6-04-19      Net assets.                                                 703,962
6-07-1(a)    Dividend income.                                          4,131,443
6-07-1(b)    Interest income.                                            337,360
6-07-1(c)    Other income.                                                 5,698
6-07-2       Expenses - net.                                           2,146,528
6-07-6       Net investment income (loss).                             2,327,973
6-07-7(a)    Realized gains (losses) on investments.                (16,305,655)
6-07-7(d)    Net increased (decrease) in appreciation
             (depreciation).                                         (1,651,637)
6-07-9       Net increase (decrease) in net assets resulting
             from operations.                                       (15,629,319)
6-09-2       Net equalization charges and credits.                             0
6-09-3(a)    Distributions from net investment income.                     9,561
6-09-3(b)    Distributions from realized gains.                                0
6-09-3(c)    Distributions from other sources.                                 0
6-09-4(b)    Number of shares sold.                                      101,720
6-09-4(b)    Number of shares redeemed.                                   15,356
6-09-4(b)    Number of shares issued - reinvestment.                       1,449
6-09-5       Total increase (decrease).                                (813,966)
6-09-6       Accumulated undistributed net investment
             income (prior year).                                          6,548
6-04-17(b)   Accumulated undistributed net realized gains
             (prior year).                                                     0
             Overdistribution of net investment income.
             (prior year).                                                     0
             Overdistribution of net realized gains
             (prior year).                                               578,288

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

 FORM N-SAR

72F          Gross advisory fees.                                      1,062,092
72P          Interest Expense.                                                 0
72X          Total expenses (gross).                                   2,164,678
75           Average net assets.                                         407,821



  FORM N-1A

9            Net asset value per share - beginning of period.               7.16
9            Net investment income (loss) per share.                        0.10
9            Net realized and unrealized gain (loss) per share.           (0.56)
9            Dividends per share from net investment income.                0.10
9            Distributions per share from realized gains.                      0
9            Per share returns of capital and distributions from               0
             other sources.
9            Net asset value per share - end of period.                     6.60
9            Ratio of expenses to average net assets.                        1.1
4(b)         Average debt outstanding during period.                           0
4(b)         Average debt outstanding per share.                               0

The index for the financial data schedule required by Rule 483 for the Growth Fund follows:

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

6-03         Investments - cost                                       29,505,806
6-04-04      Investments                                              34,118,184
6-04-6       Receivables.                                                 82,877
6-04-8       Other assets.                                                29,695
             Balancing amount to total assets.                                 0
6-04-9       Total assets.                                            34,230,756
6-04         Accounts payable for securities.                            655,355
6-04-13      Senior long-term debt.                                            0
             Balancing amount to total liabilities.                      736,343
6-04-14      Total Liabilities.                                          736,343
6-04-16      Senior equity securities.                                         0
6-06-16      Paid-in-capital - common shareholders.                   29,440,670
6-04-16      Number of shares or units - current period.               2,941,725
6-04-16      Number of shares or units - prior period.                         0
6-04-17(a)   Accumulated undistributed net investment
             income (current year)                                      (50,988)
             Overdistribution of net investment income.                        0
6-04-17(b)   Accumulated undistributed net realized
             gains (losses)                                            (507,647)
             Overdistribution of realized gains.                               0
6-04-17(c)   Accumulated net unrealized appreciation
             (depreciation).                                           4,612,378
6-04-19      Net assets.                                              33,484,413
6-07-1(a)    Dividend income.                                             71,774
6-07-1(b)    Interest income.                                             21,388
6-07-1(c)    Other income.                                                   291
6-07-2       Expenses - net.                                             144,441
6-07-6       Net investment income (loss).                              (50,988)
6-07-7(a)    Realized gains (losses) on investments.                   (507,647)
6-07-7(d)    Net increased (decrease) in appreciation
             (depreciation).                                           4,612,378
6-07-9       Net increase (decrease) in net assets resulting
             from operations.                                          4,053,743
6-09-2       Net equalization charges and credits.                             0
6-09-3(a)    Distributions from net investment income.                         0
6-09-3(b)    Distributions from realized gains.                                0
6-09-3(c)    Distributions from other sources.                                 0
6-09-4(b)    Number of shares sold.                                    2,941,753
6-09-4(b)    Number of shares redeemed.                                       28
6-09-4(b)    Number of shares issued - reinvestment.                           0
6-09-5       Total increase (decrease).                               33,494,413
6-09-6       Accumulated undistributed net investment
             income (prior year).                                              0
6-04-17(b)   Accumulated undistributed net realized gains
             (prior year).                                                     0
             Overdistribution of net investment income.
             (prior year).                                                     0
             Overdistribution of net realized gains
             (prior year).                                                     0

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

 FORM N-SAR

72F          Gross advisory fees.                                         69,526
72P          Interest Expense.                                                 0
72X          Total expenses (gross).                                     144,441
75           Average net assets.                                      29,914,991



  FORM N-1A

9            Net asset value per share - beginning of period.              10.00
9            Net investment income (loss) per share.                      (0.02)
9            Net realized and unrealized gain (loss) per share.             1.41
9            Dividends per share from net investment income.                   0
9            Distributions per share from realized gains.                      0
9            Per share returns of capital and distributions from               0
             other sources.
9            Net asset value per share - end of period.                    11.39
9            Ratio of expenses to average net assets.                        1.2
4(b)         Average debt outstanding during period.                           0
4(b)         Average debt outstanding per share.                               0

The index for the financial data schedule required by Rule 483 for the International Fund follows:

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

6-03         Investments - cost                                       27,677,077
6-04-04      Investments                                              40,363,324
6-04-6       Receivables.                                                310,866
6-04-8       Other assets.                                               994,283
             Balancing amount to total assets.                                 0
6-04-9       Total assets.                                            41,668,473
6-04         Accounts payable for securities.                            206,357
6-04-13      Senior long-term debt.                                            0
             Balancing amount to total liabilities.                      309,297
6-04-14      Total Liabilities.                                          309,297
6-04-16      Senior equity securities.                                         0
6-06-16      Paid-in-capital - common shareholders.                   29,146,031
6-04-16      Number of shares or units - current period.               2,911,935
6-04-16      Number of shares or units - prior period.                         0
6-04-17(a)   Accumulated undistributed net investment
             income (current year)                                      (98,962)
             Overdistribution of net investment income.                        0
6-04-17(b)   Accumulated undistributed net realized
             gains (losses)                                            (374,090)
             Overdistribution of realized gains.                               0
6-04-17(c)   Accumulated net unrealized appreciation
             (depreciation).                                          12,686,197
6-04-19      Net assets.                                              41,359,176
6-07-1(a)    Dividend income.                                             24,054
6-07-1(b)    Interest income.                                             47,710
6-07-1(c)    Other income.                                                   300
6-07-2       Expenses - net.                                             171,026
6-07-6       Net investment income (loss).                              (98,962)
6-07-7(a)    Realized gains (losses) on investments.                   (374,090)
6-07-7(d)    Net increased (decrease) in appreciation
             (depreciation).                                          12,686,197
6-07-9       Net increase (decrease) in net assets resulting
             from operations.                                         12,213,145
6-09-2       Net equalization charges and credits.                             0
6-09-3(a)    Distributions from net investment income.                         0
6-09-3(b)    Distributions from realized gains.                                0
6-09-3(c)    Distributions from other sources.                                 0
6-09-4(b)    Number of shares sold.                                    2,912,903
6-09-4(b)    Number of shares redeemed.                                      969
6-09-4(b)    Number of shares issued - reinvestment.                           0
6-09-5       Total increase (decrease).                               41,359,176
6-09-6       Accumulated undistributed net investment
             income (prior year).                                              0
6-04-17(b)   Accumulated undistributed net realized gains
             (prior year).                                                     0
             Overdistribution of net investment income.
             (prior year).                                                     0
             Overdistribution of net realized gains
             (prior year).                                                     0

  Item No.                       Item Description                     Response
  --------                       ----------------                     --------

 FORM N-SAR

72F          Gross advisory fees.                                         92,574
72P          Interest Expense.                                                 0
72X          Total expenses (gross).                                     171,026
75           Average net assets.                                      32,365,246



  FORM N-1A

9            Net asset value per share - beginning of period.              10.00
9            Net investment income (loss) per share.                      (0.03)
9            Net realized and unrealized gain (loss) per share.             4.23
9            Dividends per share from net investment income.                   0
9            Distributions per share from realized gains.                      0
9            Per share returns of capital and distributions from               0
             other sources.
9            Net asset value per share - end of period.                    14.20
9            Ratio of expenses to average net assets.                        1.3
4(b)         Average debt outstanding during period.                           0
4(b)         Average debt outstanding per share.                               0

           SCHEDULE RE EDUCATION AND BUSINESS HISTORY - ALLAN D. ENGEL
           -----------------------------------------------------------


EDUCATION:

     North High School, Omaha, Nebraska
     Creighton University, Omaha, Nebraska, BSBA 1974
     Creighton University, Omaha, Nebraska, JD 1976

POSITIONS:

        April 18, 1988 continuing, Amway Management Company, 7575 East Fulton Road, Ada, Michigan 49355, President, Secretary and Director.

        October 1991 continuing, Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Senior Manager-Investments & Real Estate.

        December 1991 continuing, Amway Investment Inc., 7575 East Fulton Road, Ada, Michgian 49355, Vice President, Secretary and Assistant Treasurer.

        December 1991 continuing, H.I., Inc., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Secretary and Assistant Treasurer.

        December 1991 continuing, Ja-Ri Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Secretary and Assistant Treasurer.

        November 1992 continuing, Amway Export VA, Co., 7575 East Fulton Road, Ada, Michigan 49355, Secretary and Assistant Treasurer.

        December 1992 continuing, Jay and Betty Van Andel Foundation, c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Secretary and Assistant Treasurer.

        September 1994 continuing, Plaza Towers Corp., 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, and Director.

        September 1995 continuing, Activa Real Estate Corp., 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director.

        September 1995 continuing, Auric Corp., 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary and Assistant Treasurer and Director.

        September 1995 continuing, Meadowbrooke Corp., 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director.

        September 1995 continuing, Ultimate Marketing Corp., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director.

        February 1998 continuing, Activa Mutual Fund Trust, 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Secretary, Assistant Treasurer and Director.

         SCHEDULE RE BUSINESS AND EDUCATION HISTORY - JAMES J. ROSLONIEC
         ---------------------------------------------------------------

EDUCATION:

     Catholic Central High School, Grand Rapids, Michigan
     Davenport College, Grand Rapids, Michigan, AS Degree 1965
     Central Michigan University, Mt. Pleasant, Michigan, BS Degree 1968

POSITIONS:

      1968-1970          Staff Member of C.H. Vannatter, CPA, Grand Rapids,
                         Michigan

      1970-1972          Senior Internal Auditor of Gulf & Western Industries,
                         Inc., Grand Rapids, Michigan

      1972-1974          Controller of Furniture City Manufacturing (a Gulf &
                         Western subsidiary), Grand Rapids, Michigan

      1974-1979          Manager of Internal Audit of Amway Corporation, Ada,
                         Michigan

      1979-1991          Vice President-Finance and Treasurer of Amway
                         Corporation, Ada, Michigan

      1991-Present       Vice President-Audit and Control of Amway Corporation,
                         Ada, Michigan

      September 18, 1989 continuing, H.I., Inc., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michgian 49355, Vice President and Treasurer.

      December 13, 1991 continuing, Amway Investment, Inc., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President and Treasurer.

      December 13, 1991 continuing, Ja-Ri Corporation, c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Vice President and Treasurer.

      August 31, 1992 continuing, Amway Export DV, Co., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michgian 49355, Treasurer.

      November 12, 1992 continuing, Amway Export VA, Co., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Vice President, Treasurer and Director.

      December 11, 1992 continuing, Jay and Betty Van Andel Foundation, c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, Treasurer.

      September 1, 1995 continuing, Activa Real Estate Corp., 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

      September 1, 1995 continuing, Auric Corp., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

         SCHEDULE RE BUSINESS AND EDUCATION HISTORY - JAMES J. ROSLONIEC
         ---------------------------------------------------------------

                                       -2-


      September 1, 1995 continuing, Aviation, Inc., 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

      September 1, 1995 continuing, Emerald Maritime Service, Inc., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President and Director.

      September 1, 1995 continuing, Enterprise, Inc., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

      September 1, 1995 continuing, Magic Carpet Aviation, Inc., 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

      September 1, 1995 continuing, Meadowbrooke Corp., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

      September 1, 1995 continuing, Peter Island Estate Ltd., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

      September 1, 1995 continuing, Ultimate Marketing Corp., c/o Amway Corporation, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

      February 1998 continuing, Activa Mutual Fund Trust, 7575 East Fulton Road, Ada, Michigan 49355, President, Treasurer and Director.

     PROFESSIONAL ACTIVITIES:

      Member of Advisory Board to the Dean of Business Administration, Central Michigan University

      Chairman of Development Task Force with American Cancer Society - Michigan Division

      Member of Advisory Board to the Accounting School, Grand Valley State University

      Board of Directors of the Protection Mutual Insurance Co.

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                     J.P. MORGAN INVESTMENT MANAGEMENT, INC.

Education and Business Background of the Directors and Principal Executive
Officers:


SCHAPPERT, KEITH M. (1951)
Education:
Harvard Business (BA 1973)

Business Background:
Mr. Schappert joined Morgan Guaranty in 1973. He was named an assistant vice president and fixed income manager in 1978, specializing in publicly traded fixed income securities. Appointed a vice president in 1980, he became a senior investment officer in 1982 and head of the fixed income group in 1983. Mr. Schappert is the president and managing director of J.P. Morgan Investment Management Inc. and a member of its Board of Directors.

GARRITY, JEFF MICHAEL (1952)
Education:
Columbia University (MBA 1981)
Harvard College (BS 1976)

Business Background:
Mr. Garrity is head of Institutional Clients for the Americas and co-chair of the America's Management team. Before assuming his current responsibilities, Mr. Garrity was global head of Defined Contribution and Mutual Funds businesses. Prior to moving to J.P. Morgan Investment Management in 1994, he held a variety of positions with J.P. Morgan including head of private equity in UPMSI. Mr. Garrity joined Morgan in 1981. Mr. Garrity is a member of the Board of Directors and is a managing director of J.P. Morgan Investment Management Inc.

SLOANE, ISABEL HOYT (1950)
Education:
Smith College (BA 1973)

Business Background:
Ms. Sloane is the global head of Human Resources for Asset Management Services, incorporating J.P. Morgan Investment Management and the Private Client Group. Prior to joining JPMIM, she was with the J.P. Morgan's Employee Relations, Staffing and Technology Department from 1992-1995. She has held numerous positions in Global Markets, including as Chief Operating Officer from 1989-1992. Ms. Sloane joined Morgan in 1973. Ms. Sloane is a member of the Board of Directors and is a managing director of J.P. Morgan Investment Management Inc.

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                     J.P. MORGAN INVESTMENT MANAGEMENT, INC.

Education and Business Background of the Directors and Principal Executive
Officers:


ANDERSON, KENNETH W.
Education:
Harvard Business College (MBA 1976)
Harvard College (BA 1970)

Business Background:
Mr. Anderson joined the investment research department of Morgan Guaranty's Trust and Investment Division in 1976. Named as an assistant vice president in 1978, he moved to the Equity and Balanced Investment Management Group and was named vice president in 1980 and managing director in 1985. From 1987 to 1997, he was head of the J.P. Morgan Investment Management, Inc.'s London office. Mr. Anderson is currently co-head of global investments, a member of the Board of Directors, Vice Chairman and a managing director of J.P. Morgan Investment Management Inc.

VAN HASSEL, GILBERT (1957)
Education:
Catholic University of Louvain (Belgium) (MBA)
Purdue University (MA)
USFIA (Belgium) (BA)

Business Background:
Mr. Van Hassel is head of AMS Asia and President and CEO of J.P. Morgan Trust Bank in Japan. He joined J.P. Morgan in Brussels in 1983 and has undertaken assignments with J.P. Morgan in Foreign Exchange, Corporate Finance, Securities Clearing and Lending and Fixed Income Sales and Trading Management, with assignments locations in Brussels, New York, Tokyo, and Singapore. Mr. Van Hassel is a member of the Board of Directors and is a managing director of J.P. Morgan Investment Management Inc.

VAN RIEL, HENDRIK GUILLAUME FRANCOIS (1950)
Education:
New York University (MBA 1974) (BA 1972)

Business Background:
Mr. van Riel is head of Asset Management Services Europe, including J.P. Morgan Investment Management Inc. Prior to assuming this responsibility, he was head of the Investment Management European client group. He joined Morgan's Treasury Operation in 1983 and held various positions in Brazil, Belgium, the UK, and Italy before joining Investment Management in New York in 1995. Mr. van Riel is a member of the Board of Directors and is a managing director of J.P. Morgan Investment Management Inc.

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                     J.P. MORGAN INVESTMENT MANAGEMENT, INC.

Education and Business Background of the Directors and Principal Executive
Officers:


SCHMIDLIN, JOHN WILLIAM (1947)
Education:
St. John's University (BS 1969)

Business Background:
Mr. Schmidlin is head of Technology and Operations for Asset Management Services, incorporating J.P. Morgan Investment Management and the Private Client Group. He began his career at J.P. Morgan in 1969 in Stock Transfer, becoming head of the department in 1985. In 1986, he was promoted from senior vice president of Morgan Guaranty Trust Co. to president of Morgan Shareholder Services Trust, formed that year as a wholly-owned subsidiary of J.P. Morgan & Co. In 1988, Mr. Schmidlin was reassigned to head Treasury Operations in New York. In 1991, he relocated to London to head Technology and Operations in Global Technology Operations--Europe. In 1993, he returned to New York to become Global Business Head of Securities Trust and Information Services, which included all of the operating products. In 1997, he became head of Global Technology and Operations for the newly-formed Asset Management Services. Mr. Schmidlin is a member of the Board of Directors and is a managing director of J.P. Morgan Investment Management Inc.

DELLA PIETRA, ANTHONY PAUL JR. (1960)
Education:
University of Virginia (JD 1985)
Boston College (BS 1982)

Business Background:
Mr. Della Pietra is the global head of Legal for Asset Management Services, incorporating J.P. Morgan Investment Management and the Private Client Group. Prior to joining Morgan in 1994, Mr. Della Pietra was an Associate in the Corporation Department of the law firm Davis Polk & Wardell. Mr. Dell Pietra worked in the Legal Department in Hong Kong before moving to New York in 1998 to head the Asset Management Legal Department. Mr. Della Pietra is a managing director and the Secretary of J.P. Morgan Investment Management Inc.

PFEFFER, DAVID M. (1959)
Education:
University of Delaware (BS 1981)

Business Background:
Mr. Pfeffer is the Chief Financial Officer and controller of Morgan. Mr. Pfeffer joined Morgan in 1984 after working in public accounting. Prior to assuming his current responsibilities, Mr. Pfeffer served as the Controller of Morgan Guaranty Trust Company in Sao Paolo, Brazil. Mr. Pfeffer is a Certified Public Accountant. Mr. Pfeffer is a Vice President of J.P. Morgan Investment Management Inc.

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                           VAN KAMPEN MANAGEMENT INC.

POWERS, RICHARD FRANCIS III (1946)
Education:
Columbia University (MBA-Finance & Accounting, 1972)
Boston College (BS-Science & Marketing, 1967)

Business Background:

Currently:
Director, CEO, President and Chairman of:
         Van Kampen System Inc. (since 6/98)
         American Capital Contractual Services, Inc. (since 6/98)
         Van Kampen Investments Inc. (since 6/98)
         Van Kampen Exchange Corporation (since 6/98)

Director, CEO and Chairman of:
         Van Kampen Recordkeeping Services Inc. (6/98)

Director and CEO of:
         Van Kampen Management Inc. (since 6/98)
         Van Kampen Advisors Inc. (since 6/98)
         Van Kampen Asset Management Inc. (since 6/98)
         Van Kampen Investment Advisory Corp. (since 6/98)
         Van Kampen Funds Inc. (since 6/98)
         Van Kampen Investor Services Inc. (since 6/98)

Director and CEO of:
         Van Kampen Insurance Agency of Illinois Inc. (since 6/98)

Executive Vice President and Director of Marketing of:
         Morgan Stanley Dean Witter & Co. (since 6/72)

Mr. Powers has served as:
         Director, President and Chief Executive Officer of:
                  VK/AC Holding, Inc. (7/98-7/98)

         President, Chief Executive Office and Chairman of:
                  River View International Inc. (8/98-09/99)

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                           VAN KAMPEN MANAGEMENT INC.

MCDONNELL, DENNIS JOHN (1942)
Education:
University of California, Los Angeles (UCLA) (MA-Economic Theory, 1968) Loyola University of Chicago (BS-Economics, 1965)

Business Background:

Currently:
Director & Chairman of:
         MCM Asia Pacific Co., LTD (since 10/88)

Director, President & COO of:
         Van Kampen Management Inc. (since 1/92)
         Van Kampen Investment Advisory Corp. (since 3/83)
         Van Kampen Asset Management Inc. (since 6/95)
         Van Kampen Advisors Inc. (since 6/95)

Director & Executive Vice President of:
         Van Kampen Investments Inc. (since 2/93)

Director of:
         Global Decisions Group LLC (since 4/85)
         MCM Group, Inc. (since 8/96)
         McCarthy, Crisanti & Maffei, S.A. (since 2/92)
         McCarthy, Crisanti & Maffei, Inc. (since 5/85)

Agent of:
         Van Kampen Funds Inc. (since 3/83)

Mr. McDonnell has served as:
         Director & Executive Vice President of:
                  VK/AC Holding, Inc. (2/93-7/98)

         Director of:
                  Van Kampen Merritt Equity Holdings Corp. (4/92-4/97)

         Director & President of:
                  Van Kampen Merritt Equity Advisors Corp. (4/92-5/98)

         Director & Chairman of:
                  VSM Inc. (7/94-7/96)

         Director, President & COO of:
                  VCJ Inc. (7/94-7/96)

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                           VAN KAMPEN MANAGEMENT INC.

RYBAK, WILLIAM ROBERT (1951)
Education:
Lewis University (BA-Accounting, 1973)

Business Background:

Currently:
Executive Vice President & CFO of:
         Van Kampen Trust Company (since 12/94)
         Van Kampen Investor Services Inc. (since 12/94)

Executive Vice President, CFO & Director of:
         Van Kampen Insurance Agency of Illinois Inc. (since 3/96) Van Kampen Advisors Inc. (since 12/94)
         American Capital Contractual Services, Inc. (since 12/94) Van Kampen Exchange Corp. (since 12/94)
         Van Kampen Investments Inc. (since 9/91)
         Van Kampen Recordkeeping Services Inc. (since 1/97)
         Van Kampen System Inc. (since 5/96)
         Van Kampen Asset Management Inc. (since 12/94)
         Van Kampen Management Inc. (since 1/92)
         Van Kampen Investment Advisory Corp. (since 9/87)
         Van Kampen Funds Inc. (since 7/86)

Chairman of the Board of:
         Alliance Banc Corp. (since 7/90)

Mr. Rybak has served as:
         Executive Vice President, Director, CFO and Treasurer of:
                  Van Kampen Merritt Equity Holdings Corp. (4/92-4/97) Van Kampen Merritt Equity Advisors Corp. (4/92-5/98)

         Executive Vice President, Director and CFO of:
                  VCJ Inc. (7/94-7/96)
                  VK/AC Holding, Inc. (2/93-7/98)
                  River View International Inc. (8/98-09/99)

         Executive Vice President, CFO and Treasurer of:
                  American Capital Shareholders, Inc. (12/94-7/96)

         Executive Vice President & CFO of:
                  VSM Inc. (7/94-7/96)

         Senior Vice President, CFO & Treasurer of:
                  American Capital Management and Research, Inc. (12/94-1/95) American Capital T.A., Inc. (12/94-12/94)

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                           VAN KAMPEN MANAGEMENT INC.

Mr. Rybak has served as - continued:

         Vice President, CFO & Treasurer of:
                  Van Kampen American Capital Services, Inc. (12/94-4/97) American Capital Partner, Inc. (12/94-12/94)
                  American Capital Custodial Services, Inc. (12/94-12/94) Common Sense Investment Advisors (12/94-12/94)

         Vice President & CFO of:
                  Van Kampen/American Capital Marketing, Inc. (12/94-1/95)

         Vice President of:
                  Advantage Capital Credit Services, Inc. (12/94-4/97) Advantage Capital Corp. (12/94-1/96)
                  Advantage Capital Insurance Agency, Inc. (12/94-1/96) Advantage Capital Insurance Agency of Alabama, Inc.
                   (12/94-1/96)
                  Advantage Capital Insurance Agency of Hawaii, Inc.
                   (12/94-1/96)
                  Advantage Capital Insurance Agency of Massachusetts, Inc.
                    (12/94-1/96)
                  Advantage Capital Insurance Agency of Ohio, Inc. (12/94-1/96) Advantage Capital Insurance Agency of Oklahoma, Inc.
                    (12/94-1/96)

         Asst. Treasurer of:
                  McCarthy, Crisanti & Maffei, Inc. (6/95-8/96)

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                           VAN KAMPEN MANAGEMENT INC.

SANTO, MICHAEL A. (1955)
Education:
St. John's University (MBA-Controllership, 1980)
Villanova University (BBA-Accounting, 1977)

Business Background:

Currently:
Director, Executive Vice President and Chief Administrative Officer of:
         Van Kampen Management Inc. (since 12/98)
         Van Kampen Advisors Inc. (since 12/98)
         Van Kampen Asset Management Inc. (since 12/98)
         Van Kampen Investment Advisory Corp. (since 12/98)
         Van Kampen Funds Inc. (since 12/98)
         Van Kampen Investor Services Inc. (since 12/98)

Director of:
         American Capital Contractual Service, Inc. (since 12/98)
         Van Kampen Exchange Corporation Inc. (since 12/98)
         Van Kampen Insurance Agency of Illinois, Inc.
         Van Kampen Recordkeeping Services Inc. (since 12/98)
         Van Kampen System Inc. (since 12/98)

Executive Vice President and Chief Administration Office of:
         Van Kampen Investments Inc. (since 12/98)

Mr. Santo has served as:
         First VP and Asst. Controller of:
                  Dean Witter Reynolds Inc. (4/84-11/98)

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                           VAN KAMPEN MANAGEMENT INC.

SMITH, A. THOMAS III (1956)
Education:
St. Louis University Law School (JD, 1984)
St. Louis Business School (MBA, 1983)
Wabash College (BA-Religion & Philosophy)

Business Background:

Currently:
Director, Executive Vice President, Gen. Coun. and Assistant Secretary of:
         Van Kampen Management Inc. (since 2/99)
         Van Kampen Advisors Inc. (since 2/99)
         Van Kampen Asset Management Inc. (since 2/99)
         American Capital Contractual Services, Inc. (since 2/99)
         Van Kampen Exchange Corp. (since 2/99)
         Van Kampen Insurance Agency of Illinois Inc. (since 2/99)
         Van Kampen Investment Advisory Corp. (since 2/99)
         Van Kampen Investor Services Inc. (since 2/99)
         Van Kampen Recordkeeping Services Inc. (since 2/99)
         Van Kampen System Inc. (since 2/99)
         Van Kampen Funds Inc. (since 2/99)

Director, Executive Vice President, Gen. Coun. and Secretary of:
         Van Kampen Investments Inc. (since 2/99)

Mr. Smith has served as:
         Vice President and Assoc. Gen. Counsel of:
                  New York Life Insurance Company 1/94-1/99)

         Director, Executive Vice President, General Counsel and Asst.
                  Secretary of:
                   River View International Inc. (2/99-09/99)

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                           VAN KAMPEN MANAGEMENT INC.

KOCHEVAR, ANNE STEELE (1963)
Education:
Indiana University (BS-Business, 1985)

Business Background:

Currently:
Asst. Vice President & Compliance Director of:
         Van Kampen Management Inc. (since 7/99)
         Van Kampen Investments Inc. (since 6/92)
         Van Kampen Investment Advisory Corp. (since 7/99)
         Van Kampen Funds Inc. (since 7/99)
         Van Kampen Asset Management Inc. (since 7/99)
         Van Kampen Advisors Inc. (since 7/99)

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                           VAN KAMPEN MANAGEMENT INC.

TREICHEL, EDWARD ALLEN (1943)
Education:
University of Iowa (Ph.D.-Finance and Monetary Economics, 1976) University of Iowa (MA-Finance and Monetary Economics, 1969) University of Iowa (BBA-Finance and Monetary Economics, 1965)

Business Background:

Currently:
Senior Vice President of:
         Van Kampen Management Inc. (since 1/92)

Agent of:
         Van Kampen Funds Inc. (since 4/87)

Mr. Treichel also served as:
         Senior Vice President of:
                  Van Kampen American Capital Investment Advisory Corp.
                     (4/87-3/98)

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                           VAN KAMPEN MANAGEMENT INC.


ANDREWS, DON JAMES (1958)
Education:
ITT/Chicago (JD, 1987)
Harvard University (MTS, 1982)
Elmhurst College (BA-English, 1979)

Business Background:

Currently:
Senior Vice President and Chief Compliance Officer of:
         Van Kampen Investments Inc. (since 10/99)
         Van Kampen Funds Inc. (since 10/99)
         Van Kampen Investment Advisory Corp. (since 10/99)
         Van Kampen Management Inc. (since 10/99)
         Van Kampen Advisors Inc. (since 10/99)
         Van Kampen Investor Services Inc. (since 10/99)
         Van Kampen Insurance Agency of Illinois Inc. (since 10/99) Van Kampen Record Keeping Services Inc. (since 10/99)

Mr. Andrews also served as:
         Senior VP and Senior Attorney:
                  Everen Securities  (9/93-10/99)

         Sr. Trial Counsel
                  Securities & Exchange Commission (7/88-9/93)

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP


                               Abrams, Kenneth Lee

Education:        Stanford University Business School         MBA, 1986
                  Stanford University                         BA, 1982

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                             Adams, Nicholas Charles

Education:        Princeton University                        BA, 1983

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                            Alexander, Rand Lawrence

Education:        University of Pennsylvania - Wharton School MBA, 1976
                  Dartmouth College                           AB, 1972

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  Alexander Capital Management (1990)         Owner
                  Putnam Management Company (1989)            Portfolio Manager


                            Allinson, Deborah Louise

Education:        Tufts University                            BA, 1972

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                              Averill, James Halsey

Education:        Columbia University                         MBA, 1985
                  Cornell University                          PhD, 1976
                  Yale University                             AB, 1969

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP

                              Bandtel, Karl Edward

Education:        University of Wisconsin                     MS, 1990
                  University of Wisconsin                     BS, 1988

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                           Bernal, Marie Claude Petit

Education:        University of Chicago                       MBA, 1971
                  Ecole De Haut Enseignement Commercial       BS, 1967

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                             Booth, William Nicholas

Education:        Trinity College                             BA, 1971

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                                 Braverman, Paul

Education:        Boston University School of Law             JD, 1973
                  Boston University                           BS, 1970

Position(s):      Wellington Management Company, LLP          Sr. Vice
                                                              President, CFO and
                                                              Partner
                  Digital Equipment Corp. (1986)              Corporate Pension
                                                              Manager


                              Bruno, Robert Anthony

Education:        Babson College                              MBA, 1983
                  Babson College                              BS, 1977

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  Fleet Bank (1993)                           Investment
                                                              Portfolio Manager
                  Bank of New England (1991)                  Investment
                                                              Portfolio
                                                              Manager/Trader

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP

                             Carroll, Maryann Evelyn

Education:        Babson College                              MBA, 1994
                  Wheaton College                             BA, 1979

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                                 Dippel, Pamela

Education:        Harvard Business School                     MBA, 1984
                  Princeton University                        BA, 1978

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                            Freeman, Charles Townsend

Education:        University of Pennsylvania                  MBA, 1969
                  University of Pennsylvania                  BS, 1966

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                              Gabriel, Laurie Allen

Education:        Jackson College - Tufts University          BA, 1976

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Managing
                                                              Partner


                            Gilday, Frank Joseph, III

Education:        University of Baltimore                     BS, 1967

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP

                               Gooch, John Herrick

Education:        Harvard Business School                     MBA, 1965
                  Columbia College                            BA, 1963

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                            Greville, Nicholas Peter

Education:        Trinity College                             MA, 1967

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  Citibank, NA/Citicorp. (1989)               Division Executive


                               Hamel, Paul Joseph

Education:        McGill University                           MBA, 1981
                  University of Massachusetts                 BS, 1977

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  Putnam Investments (1996)                   Supervisor
                                                              Investment Systems
                  Textron Financial Corp. (1993)              VP, Information
                                                              Systems, CIO


                            Hill, Lucius Tuttle, III

Education:        Columbia Business School                    MBA, 1993
                  Yale College                                BA, 1983

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  First Boston Corporation  (1990)            Bond Trader
                  Dean Witter Reynolds (1986)                 Bond Trader


                               Kaplan, Paul David

Education:        MIT Sloan School of Management              MS, 1974
                  Dickinson College                           BA, 1968

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP

                               Keogh, John Charles

Education:        Tufts University                            BA, 1979

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                            Lodge, George Cabot, Jr.

Education:        Harvard Business School                     MBA, 1987
                  School of Foreign Service                   BSFS, 1980

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  McKinsey & Company (1993)                   Consulting


                             Lukitsh, Nancy Therese

Education:        Harvard University Graduate School of       MBA, 1980
                           Business Administration
                  Massachusetts Institute of Technology       BS, 1978

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  McKinsey & Company, Inc. (1993)             Partner


                               Lynch, Mark Thomas

Education:        Harvard College                             AB, 1982

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  Bear Stearns (1994)                         Broker/Dealer
                  Lehman Brothers (1992)                      Broker/Dealer


                            Manfredi, Christine Smith

Education:        Bentley College                             BA, 1973

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  Shawmut Bank, NA (1988)                     Sr. Vice President
                                                              -Securities
                                                              Division

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP


                             McCloskey, Patrick John

Education:        St. Joseph's University                     N/A

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                               McEvoy, Earl Edward

Education:        Columbia University Business School         MBA, 1972
                  Dartmouth College                           BA, 1970

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                            McFarland, Duncan Mathieu

Education:        Yale University                             BA, 1965

Position(s):      Wellington Management Company, LLP          CEO, President and
                                                              Managing Partner


                            Mecray, Paul Mulford, III

Education:        University of Pennsylvania - Wharton School MBA, 1962
                  Princeton University                        AB, 1960

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                            Megargel, Matthew Edward

Education:        University of Virginia - Darden School      MBA, 1983
                  University of North Carolina - Chapel Hill  BA, 1979

Position(s):      Wellington Management Company, LLP          Sr. Vice Presdient
                                                              and Partner

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP

                               Mordy, James Nelson

Education:        University of Pennsylvania - Wharton School MBA, 1985
                  Stanford University                         BA, 1980

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                               Nordin, Diane Carol

Education:        Wheaton College                             BA, 1980

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  Fidelity Management Trust Company (1991)    Assistant Vice
                                                              President


                             O'Brien, Stephen Thomas

Education:        University of Pittsburgh                    MBA, 1970
                  Assumption College                          BA, 1969

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                               Owens, Edward Paul

Education:        Harvard Business School                     MBA, 1974
                  University of Virginia                      BS, 1968

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                              Pannell, Saul Joseph

Education:        Harvard Business School                     MBA, 1974
                  Harvard College                             BA, 1972

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP

                              Pappas, Thomas Louis

Education:        MIT Sloan School of Management              MS, 1987
                  Tufts University                            BS, 1983

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                             Payson, Jonathan Martin

Education:        Yale University                             BA, 1979

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                             Pazuk, Stephen Michael

Education:        LaSalle College                             BS, 1965

Position(s):      Wellington Management Company, LLP          Sr. Vice
                                                              President,
                                                              Treasurer and
                                                              Partner


                              Rands, Robert Douglas

Education:        Unviersity of Pennsylvania - Wharton School MBA, 1966
                  Yale University                             BA, 1964

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                           Record, Eugene Edward, Jr.

Education:        University of Pennsylvania - Wharton School MBA, 1968
                  University of North Carolina                BA, 1963

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP

                               Rullo, James Albert

Education:        Babson College                              MBA, 1985
                  Boston University                           BSBA, 1981

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  PanAgora Asset Management (1994)            Portfolio Manager


                                Ryan, John Robert

Education:        University of Virginia - Darden School      MBA, 1981
                  Lehigh University                           BS, 1971

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and  Managing
                                                              Partner


                             Schwartz, Joseph Harold

Education:        St. John's University                       MBA, 1972
                  St. John's University                       BA, 1970

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                           Shasta, Theodore Efthimion

Education:        Harvard College                             BA, 1973

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  Loomis, Sayles & Co. (1996)                 Vice President
                                                              Equity Research


                             Shorts, Binkley Calhoun

Education:        Harvard Business School                     MBA, 1969
                  Pomona College                              BA, 1965

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP

                                Skramstad, Trond

Education:        UCLA                                        MBA, 1985
                  Mount St. Mary's College                    BS, 1983

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  Scudder, Stevens & Clark, Inc. (1993)       Principal
                  Smith Barney (1990)                         Analyst


                              Smith, Catherine Anne

Education:        Harvard/Radcliffe College                   AB, 1983

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                            Soderberg, Stephen Albert

Education:        Harvard Business School                     MBA, 1974
                  University of Pennsylvania                  BS, 1970

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                             Spidle, Lawrence James

Education:        Suffolk University                          MBA, 1974
                  University of Massachusetts                 BS, 1968

Position(s):      Wellington Management Company, LLP          Vice President


                              Swords, Brendan James

Education:        Harvard Business School                     MBA, 1989
                  College of the Holy Cross                   AB, 1983

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner
                  McKinsey & Company, Inc. (1992)             Consultant

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP


                              Taggart, Harriett Tee

Education:        Massachusetts Institute of Technology       PhD
                  Harvard University                          MBA
                  Smith College                               BA, 1970

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                             Traquina, Perry Marques

Education:        Harvard Business School                     MBA, 1980
                  Brandeis University
                  London School of Economics                  BA, 1978

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                              Tremblay, Gene Roger

Education:        Harvard Business School                     MBA, 1969
                  Newark College of Engineering               BSEE, 1964

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                              Tyler, Michael Aaron

Education:        Harvard Business School                     MBA, 1987
                  Princeton University                        BA, 1982

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                                 Tynan, Mary Ann

Education:        Smith College                               BA, 1967

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner

                          SCHEDULE RE BUSINESS HISTORY
                       WELLINGTON MANAGEMENT COMPANY, LLP


                                 Villair, Clare

Education:        University of Oregon Graduate School of     MBA, 1980
                           Business Administration
                  Brooklyn College                            BA, 1974

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                             von Metzsch, Ernst Hans

Education:        Harvard University                          PhD, 1976
                  University of Leiden                        BSc/MSc, 1963

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                              Walters, James Leland

Education:        Ohio State University Law School            JD, 1966
                  Ohio State University                       BS, 1963

Position(s):      Wellington Management Company, LLP          Sr. Vice
                                                              President, Special
                                                              Counsel, and
                                                              Partner


                                  Williams, Kim

Education:        Quen Mary College - University of London    MSc, 1979
                  Kingston Polytechnic                        BA, 1978

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                         Wisneski, Francis Vincent, Jr.

Education:        University of Pennsylvania - Wharton School
                  Yale University                             BA, 1968

Position(s):      Wellington Management Company, LLP          Sr. Vice President
                                                              and Partner


                          SCHEDULE RE BUSINESS HISTORY
                  STATE STREET RESEARCH AND MANAGEMENT COMPANY


Bennett, Peter C.              Director & Executive       State Street Research & Management Co.
                                  Vice President
                               Vice President             State Street Research Capital Trust
                               Vice President             State Street Research Exchange Trust
                               Vice President             State Street Research Financial Trust
                               Vice President             State Street Research Growth Trust
                               Vice President             State Street Research Master Investment Trust
                               Vice President             State Street Research Equity Trust
                               Director                   State Street Research Investment Services, Inc.
                               Director & Chairman        Boston Private Bank & Trust Co.
                                  of Exec. Comm.
                               Vice President             State Street Research Income Trust
                               Vice President             State Street Research Portfolios, Inc.
                               Vice President             State Street Research Securities Trust
                               President & Director       Christian Camps & Conferences, Inc.
                               Chairman & Trustee         Gordon College

Cabrera, Jesus A.              Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research & Management Co.
                               (until 4/98)
                               Vice President             State Street Research Capital Trust

Clifford, Jr., Paul J.         Vice President             State Street Research & Management Co.
                               Vice President             State Street Research Tax-Exempt Trust


Dillman, Thomas J.             Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research Securities Trust

Gardner, Michael D.            Sr. Vice President         State Street Research & Management Co.

Geer, Bartlett R.              Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research Equity Trust
                               Vice President             State Street Research Income Trust
                               Vice President             State Street Securities Trust

Jackson, Jr., F. Gardner       Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research Equity Trust
                               Trustee                    Certain trusts of related and non-related
                                                               Individuals
                               Trustee & Chairman         Vincent Memorial Hospital
                                 of the Board

Jodka, Richard                 Sr. Vice President         State Street Research & Management Co.
                               Portfolio Manager          Frontier Capital Management
                               (until 1/98)
                               Vice President             State Street Research Capital Trust

                                      C-96


                          SCHEDULE RE BUSINESS HISTORY
                  STATE STREET RESEARCH AND MANAGEMENT COMPANY

Kallis, John H.                Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research Financial Trust
                               Vice President             State Street Research Income Trust
                               Vice President             State Street Research Money Market Trust
                               Vice President             State Street Research Portfolios, Inc.
                               (until 11/98)
                               Vice President             State Street Research Tax-Exempt Trust
                               Vice President             State Street Research Securities Trust
                               Trustee                    705 Realty Trust

Kluiber, Rudolph K.            Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research & Management Co.
                               (until 4/98)
                               Vice President             State Street Research Capital Trust

McNamara, III, Francis J.      Executive Vice             State Street Research & Management Co.
                                 President, Secretary
                                 and General Counsel
                               Executive Vice             State Street Research Investment Services, Inc.
                                 President, Clerk
                                 General Counsel
                               Sec'y & Gen'l Counsel      State Street Research Master Investment
                                                                   Trust
                               Sec'y & Gen'l Counsel      State Street Research Capital Trust
                               Sec'y & Gen'l Counsel      State Street Research Exchange Trust
                               Sec'y & Gen'l Counsel      State Street Research Growth Trust
                               Sec'y & Gen'l Counsel      State Street Research Securities Trust
                               Sec'y & Gen'l Counsel      State Street Research Equity Trust
                               Sec'y & Gen'l Counsel      State Street Research Financial Trust
                               Sec'y & Gen'l Counsel      State Street Research Income Trust
                               Sec'y & Gen'l Counsel      State Street Research Money Market Trust
                               Sec'y & Gen'l Counsel      State Street Research Tax-Exempt Trust
                               Sec'y & Gen'l Counsel      State Street Research Portfolios, Inc.
                               Sec'y & Gen'l Counsel      SSRM Holdings, Inc.

Maus, Gerard P.                Director, Executive        State Street Research & Management Co.
                                 Vice President,
                                 Treasurer, Chief
                                 Financial Officer and
                                 Chief Administrative
                                 Officer
                               Treasurer                  State Street Research Equity Trust
                               Treasurer                  State Street Research Financial Trust
                               Treasurer                  State Street Research Income Trust
                               Treasurer                  State Street Research Money Market Trust
                               Treasurer                  State Street Research Tax-Exempt Trust
                               Treasurer                  State Street Research Capital Trust

                                      C-97

                          SCHEDULE RE BUSINESS HISTORY
                  STATE STREET RESEARCH AND MANAGEMENT COMPANY


Maus, Gerard P.                Treasurer                  State Street Research Exchange Trust
  (continued)                  Treasurer                  State Street Research Growth Trust
                               Treasurer                  State Street Research Master Investment Trust
                               Treasurer                  State Street Research Portfolios, Inc.
                               Treasurer                  State Street Research Securities Trust
                               Director, Executive        State Street Research Investment Services, Inc.
                                 Vice President,
                                 Treasurer and Chief
                                 Financial Officer
                               Director                   Metric Holdings, Inc.
                               Director                   Certain wholly-owned subsidiaries of
                                                                Metric Holdings, Inc.
                               Treasurer and Chief        SSRM Holdings, Inc.
                                 Financial Officer
                               Treasurer (until 1/97)     MetLife Securities, Inc.
                               Director                   State Street Research (Luxembourg)

Moore, Jr., Thomas P.          Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research Capital Trust
                               (until 11/96)
                               Vice President             State Street Research Exchange Trust
                               (until 2/97)
                               Vice President             State Street Research Growth Trust
                               (until 2/97)
                               Vice President             State Street Research Master Investment Trust
                               (until 2/97)
                               Vice President             State Street Research Equity Trust
                               Director                   Hibernia Savings Bank
                               Governor on the            Association for Investment Management &
                                 Board of Governors            Research
                               Vice President             State Street Research Portfolios, Inc.

Mulligan, JoAnne C.            Sr. Vice President         State Street Research & Management Co.

Peters, Kim M.                 Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research Securities Trust

Ragsdale, E.K. Easton          Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research Financial Trust

Rawlins, Jeffrey A.            Sr. Vice President         State Street Research & Management Co.

Rice III, Daniel Joseph        Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research Equity Trust

Ryan, Michael J.               Sr. Vice President         State Street Research & Management Co.
                               Vice President             Delaware Management
                               (until 1/98)

                                      C-98


                          SCHEDULE RE BUSINESS HISTORY
                  STATE STREET RESEARCH AND MANAGEMENT COMPANY

Shively, Thomas A.             Director and Executive     State Street Research & Management Co.
                                 Vice President
                               Vice President             State Street Research Income Trust
                               Vice President             State Street Research Financial Trust
                               Vice President             State Street Research Money Market Trust
                               Vice President             State Street Research Tax-Exempt Trust
                               Director                   State Street Research Investment Services, Inc.
                               Vice President             State Street Research Securities Trust
                               Vice President             State Street Research Portfolios, Inc.
                               (until 11/98)

Strelow, Dan R.                Sr. Vice President         State Street Research & Management Co.

Swanson,                       Sr. Vice President         State Street Research & Management Co.
     Amy McDermott

Verni, Ralph F.                Chairman, President,       State Street Research & Management Co.
                                 Chief Executive
                                 Officer and Director
                               Chairman, President,       State Street Research Capital Trust
                                 Chief Executive
                                 Officer & Trustee
                               Chairman, President,       State Street Research Exchange Trust
                                 Chief Executive
                                 Officer & Trustee
                               Chairman, President,       State Street Research Growth Trust
                                 Chief Executive
                                 Officer & Trustee
                               Chairman, President,       State Street Research Master Investment Trust
                                 Chief Executive
                                 Officer & Trustee
                               Chairman, President,       State Street Research Securities Trust
                                 Chief Executive
                                 Officer & Trustee
                               Chairman, President,       State Street Research Equity Trust
                                 Chief Executive
                                 Officer & Trustee
                               Chairman, President,       State Street Research Financial Trust
                                 Chief Executive
                                 Officer & Trustee
                               Chairman, President,       State Street Research Income Trust
                                 Chief Executive
                                 Officer & Trustee
                               Chairman, President,       State Street Research Money Market Trust
                                 Chief Executive
                                 Officer & Trustee

                                      C-99


                          SCHEDULE RE BUSINESS HISTORY
                  STATE STREET RESEARCH AND MANAGEMENT COMPANY

Verni, Ralph F.                Chairman, President,       State Street Research Portfolios, Inc.
  (continued)                    Chief Executive
                                 Officer & Trustee
                               Chairman, President,       State Street Research Tax-Exempt Trust
                                 Chief Executive
                                 Officer & Trustee
                               Chairman & Director        State Street Research Investment Services, Inc.
                                 (President & Chief
                                   Executive Officer
                                   Until 2/96)
                               Chairman & Director        Metric Holdings, Inc.
                               Director & Officer         Certain wholly-owned subsidiaries of Metric
                                                               Holdings, Inc.
                               Chairman of the Board      MetLife Securities, Inc.
                                 and Director (until 1/97)
                               President, Chief           SSRM Holdings, Inc.
                                 Executive Officer
                                 and Director
                               Director                   Colgate University
                               Director                   State Street Research (Luxembourg)
                               Chairman & Director        SSR Realty Advisors, Inc.

Weiss, James M.                Executive Vice             State Street Research & Management Co.
                                 President
                               Sr. Vice President         State Street Research & Management Co.
                               (until 6/98)
                               Vice President             State Street Research Exchange Trust
                               Vice President             State Street Research Financial Trust
                               Vice President             State Street Research Growth Trust
                               Vice President             State Street Research Securities Trust
                               Vice President             State Street Research Capital Trust
                               Vice President             State Street Research Equity Trust
                               Vice President             State Street Research Income Trust
                               Vice President             State Street Research Master Investment Trust
                               Vice President             State Street Research Portfolios, Inc.

Westvold,                      Sr. Vice President         State Street Research & Management Co.
     Elizabeth McCombs         Vice President             State Street Research Securities Trust

Woodworth, Jr., Kennard        Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research Exchange Trust
                               Vice President             State Street Research Growth Trust
                               Vice President             State Street Research Securities Trust

Wu, Norman N.                  Sr. Vice President         State Street Research & Management Co.
                               Partner                    Atlantic-Action Realty
                               Director                   Bond Analysts Society of Boston

                                     C-100


                          SCHEDULE RE BUSINESS HISTORY
                  STATE STREET RESEARCH AND MANAGEMENT COMPANY

Zuger, Peter A.                Sr. Vice President         State Street Research & Management Co.
                               Vice President             State Street Research Equity Trust
                               Portfolio Manager          American Century Investment Management
                               (until 9/98)

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                               NICHOLAS-APPLEGATE


NICHOLAS, ARTHUR EDWARD (1946)
Education:
San Diego State University (B.S. Finance & Economics 1972)
NASD Series 2, 3, 7, 24, 63, & 65

Business Background:
Nicholas-Applegate Capital Mngmnt (6/84 to Present) - Managing Partner Nicholas-Applegate Securities (5/96 to Present) - President
Nicholas-Applegate Securities (12/92 to Present) - Chairman
Nicholas-Applegate Capital Management (6/84 to Present) - Managing Partner;
         CIO; President of General Partner
The Pacific Century Group & Security Pacific Bank (7/81 to 8/84) - Division VP &
         Managing Director
San Diego Trust & Savings Bank (5/71 to 7/81) - Division VP

SOMHEGYI, CATHERINE C. (1959)
Education:
University of Southern California (M.B.A. Finance 1984, B.S. - Bus. Admin. 1981) Richmond College of London (1981)
NASD Series 7, 63 & 65

Business Background:
Nicholas-Applegate Capital Mngmnt (02/96 to Present) - Partner - CIO - Global
         Equity Management
Nicholas-Applegate Capital Mngmnt (04/87 to Present) - Port. Manager Professional Asset Securities, Inc. (04/86 to 04/87) - VP - Corporate Devel. Pacific Century Group (02/86 to 03/86) - Account Executive
Unemployed (12/85 to 1/86)
Aaron Spelling Production, Inc. (06/84 to 11/85) - Mgr of Financial Planning &
         Analysis

                   SCHEDULE RE BUSINESS HISTORY AND EDUCATION
                               NICHOLAS-APPLEGATE


ROBERTSON, FREDERICK S. (1949)
Education:
Cornell University (B.S. 1972)
College of William & Mary (M.B.A. 1974)
NASD Series 2, 3 & 65

Business Background:
Nicholas-Applegate Capital Management (07/96 to Present) - CIO - Fixed Income Nicholas-Applegate Capital Management (05/95 to 07/96) - Sr Portfolio Manager Criterion Rogge Global Advisers, Inc. (02/93 to Present) - VP
Criterion Investment Management Company (12/91 to 05/95) - Exec. VP

MCDONNELL, JOHN J.P. (1952)
Education:
Watford College of Technology, England (FCCA, Financial Accounting 1980) Harrow College of Technology, England (ACMA, Management Accounting 1976)

Business Background:
Nicholas-Applegate Capital Management (08/98 to Present - COO American Express Travel Related Services (04/78 to 06/98) - CFO

JORDON, JILL B. (1943)
Education:
New York University (M.B.A. Finance 1975)
Pennsylvania State University (B.S. Math 1965)
NASD Series 7, 26, 63 & 65

Business Background:
Nicholas-Applegate Capital Management (09/97 to Present - Head of Global Sales
         and Marketing
Nicholas-Applegate Securities (09/97 to Present) - Sr VP and Head of
         Institutional Business
Smith Barney Inc. (01/89 to 09/97) - Managing Director
Matuschka Moser Partners (01/87 to 12/88) - Partner, Marketing & Client Services

                                AMWAY MUTUAL FUND
                                    FORM N-1A

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) Under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the Township of Ada, and State of Michigan, on the day of February 29, 2000.

--------------------------------------------------------------------------------
                                                        ACTIVA MUTUAL FUND TRUST
--------------------------------------------------------------------------------
                                                       By /s/ James J. Rosloniec
                                                          ----------------------
                                                          JAMES J. ROSLONIEC
                                                          President
--------------------------------------------------------------------------------

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
--------------------------------------------------------------------------------
Signature                       Title and Capacity             Date
--------------------------------------------------------------------------------


/s/James J. Rosloniec           Principal Executive and        February 29, 2000
---------------------
   JAMES J. ROSLONIEC           Financial Officer and
                                Trustee


/s/ Allan D. Engel              Principal Accounting           February 29, 2000
---------------------
   ALLAN D. ENGEL               Officer and Trustee


RICHARD A. DEWITT               Trustee

DONALD H. JOHNSON               Trustee

WALTER T. JONES                 Trustee

RICHARD E. WAYMAN               Trustee


By  /s/ James J. Rosloniec                                     February 29, 2000
  --------------------------
     JAMES J. ROSLONIEC
     (Attorney-in-Fact)

                                POWER OF ATTORNEY



         WHEREAS, ACTIVA MUTUAL FUND TRUST (herein referred to as the Trust), files with the Securities and Exchange Commission, under the provisions of the Securities Act of 1933, as amended, and of the Investment Company Act of 1940, as amended, its Registration Statement, relating to the sale of shares of Beneficial Interest ("Common Stock") of Activa Money Market Fund, Activa Intermediate Bond Fund, Activa Value Fund, Activa Growth Fund and Activa International Fund, Series of the Trust; and

         WHEREAS, each of the undersigned holds the office or offices in the Trust herein below set opposite his name, respectively;

         NOW, THEREFORE, each of the undersigned hereby constitutes and appoints JAMES J. ROSLONIEC, individually, his attorney, with full power of substitution and with full power to act for him and in his name, place, and stead to sign his name, in the capacity or capacities set forth below, to the Registration Statement, relating to the sale of shares of Common Stock of the Funds, and to any and all amendments to such Registration Statement, and hereby ratifies and confirms all that said attorney may or shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned have hereunto set their hands this 6th day of December 1999.

         Richard A. DeWitt, Trustee                  /s/ Richard A. DeWitt


         Donald H. Johnson, Trustee                  /s/ Donald H. Johnson


         Walter T. Jones, Trustee                    /s/ Walter T. Jones


         Richard E. Wayman, Trustee                  /s/ Richard E. Wayman


STATE OF MICHIGAN                   }
                                    }SS.
COUNTY OF KENT                      }

         I, Patricia S. Grooters, a Notary Public in and for the County and State aforesaid, do hereby certify that the above-named Trustees, RICHARD A. DE WITT, DONALD H. JOHNSON, WALTER T. JONES and RICHARD E. WAYMAN, of ACTIVA MUTUAL FUND TRUST, known to me and to be the same persons whose names are subscribed to the foregoing instrument, appeared before me this day in person and acknowledged that he executed the same instrument as his free and voluntary act and deed, for the uses and purposes therein set forth.

         IN WITNESS WHEREOF, I have hereto set my hand and notarial seal this 6th day of December, 1999.


                                                        /s/ Patricia S. Grooters
                                                            --------------------
                                                            Patricia S. Grooters

                     CERTIFIED COPY OF CORPORATE RESOLUTION


         I, Allan D. Engel, Secretary of Activa Mutual Fund Trust, a Delaware business trust, having its principal place of business at 2905 Lucerne SE, Grand Rapids, Michigan 49546, hereby certify that the following is an extract from the minutes of a regular meeting of the Board of Trustees of said Trust held on December 6, 1999:

                        REGISTRATION STATEMENT AMENDMENT


         Mr. Engel reviewed with members of the Board of Trustees the fact that the Fund's Post-Effective Amendment would be filed during February 2000 and the filing would be made pursuant to Rule 485 of the Securities Act of 1933. Also, Mr. Engel indicated that the filing would be made utilizing the Power of Attorney granted by the outside directors to James J. Rosloniec, President.

       Following discussion by the Board, upon a motion by Mr. Jones, seconded by Mr. Wayman, unanimously adopted the following resolutions:

         RESOLVED: That the Board of Trustees hereby approve for filing the Fund's Post Effective Amendment No. 49 and any subsequent amendment relating to this filing pursuant to Rule 485 of the Securities Act of 1933 to reflect changes recommended by outside legal counsel;

         FURTHER RESOLVED: That the Power of Attorney executed by the disinterested Trustees of the Fund, dated December 6, 1999 is hereby approved for use in conjunction with Post Effective Amendment No. 49 and any subsequent amendment relating to this filing; and

         FURTHER RESOLVED: That the Officers are hereby authorized to make all appropriate filings with the Securities and Exchange Commission and state regulatory authorities.


       I further certify that the foregoing resolutions are still in full force and effect.

       Dated this 6th day of December 1999.





                                            /s/ Allan D. Engel
                                            ------------------------------------
                                            Allan D. Engel
                                            Secretary of Amway Mutual Fund Trust